Prospectus

PIMCO Funds

As with other mutual funds, neither the U.S. Securities and Exchange Commission nor the U.S. Commodity Futures Trading Commission has approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Equity-Related Strategy Funds	July 31, 2015 (as supplemented November 16, 2015)
	Inst	P	Admin	D	A	C	R
PIMCO RAE Fundamental Advantage PLUS Fund	PFATX	PFAPX	—	PFSDX	PTFAX	PTRCX	—
PIMCO RAE Fundamental PLUS EMG Fund	PEFIX	PEFPX	PEFAX	PEFDX	PEFFX	PEFCX	—
PIMCO RAE Fundamental PLUS Fund	PXTIX	PIXPX	PXTAX	PIXDX	PIXAX	PIXCX	—
PIMCO RAE Fundamental PLUS International Fund	PTSIX	PTIPX	—	PTSLX	PTSOX	PTSKX	—
PIMCO RAE Fundamental PLUS Small Fund	PCFIX	PCCPX	—	PCFDX	PCFAX	PCFEX	—
PIMCO RAE Low Volatility PLUS EMG Fund	PLVLX	PLVWX	—	PLVDX	PLVVX	PLVOX	—
PIMCO RAE Low Volatility PLUS Fund	PILVX	PPLVX	—	PDLVX	PXLVX	POLVX	—
PIMCO RAE Low Volatility PLUS International Fund	PLVTX	PLVZX	—	PLVRX	PLVBX	PLVQX	—
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	PWWIX	PWWPX	—	PWWDX	PWWAX	PWWCX	—
PIMCO RAE Worldwide Long/Short PLUS Fund	PWLIX	PWLPX	PWLLX	PWLDX	PWLAX	PWLCX	PWLRX
PIMCO StocksPLUS® Absolute Return Fund	PSPTX	PTOPX	—	PSTDX	PTOAX	PSOCX	PTORX
PIMCO StocksPLUS® Fund	PSTKX	PSKPX	PPLAX	PSPDX	PSPAX	PSPCX	PSPRX
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	PISIX	PIUHX	—	PIPDX	PIPAX	PIPCX	PIRHX
PIMCO StocksPLUS® International Fund (Unhedged)	PSKIX	PPLPX	PSKAX	PPUDX	PPUAX	PPUCX	—
PIMCO StocksPLUS® Long Duration Fund	PSLDX	—	—	—	—	—	—
PIMCO StocksPLUS® Short Fund	PSTIX	PSPLX	—	PSSDX	PSSAX	PSSCX	—
PIMCO StocksPLUS® Small Fund	PSCSX	PCKPX	PCKTX	PCKDX	PCKAX	PCKCX	PCKRX

PIMCO RAE Fundamental Advantage PLUS Fund

Investment Objective

The Fund seeks maximum total return, consistent with prudent investment management.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 84 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):

	Inst Class	Class P	Admin Class	Class D	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	3.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	None	None	None	None	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Inst Class	Class P	Admin Class	Class D	Class A	Class C
Management Fees	0.89%	0.99%	0.89%	1.04%	1.04%	1.04%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%	0.25%	1.00%
Other Expenses(1)	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(2)	0.90%	1.00%	1.15%	1.30%	1.30%	2.05%
[1]

"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to Pacific Investment Management Company LLC ("PIMCO"). Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.

[2]

Total Annual Fund Operating Expenses excluding interest expense is 0.89%, 0.99%, 1.14%, 1.29%, 1.29% and 2.04% for Institutional Class, Class P, Administrative Class, Class D, Class A and Class C shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class, Class D, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$92	$287	$498	$1,108
Class P	$102	$318	$552	$1,225
Administrative Class	$117	$365	$633	$1,398
Class D	$132	$412	$713	$1,568
Class A	$502	$772	$1,061	$1,884
Class C	$308	$643	$1,103	$2,379

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$92	$287	$498	$1,108
Class P	$102	$318	$552	$1,225
Administrative Class	$117	$365	$633	$1,398
Class D	$132	$412	$713	$1,568
Class A	$502	$772	$1,061	$1,884
Class C	$208	$643	$1,103	$2,379

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 413% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective under normal circumstances by obtaining long exposure to a portfolio of stocks ("RAE Fundamental US Large Model Portfolio") and short exposure to the S&P 500 Index ("S&P 500"), and complementing this equity market neutral exposure with absolute return bond alpha strategy ("AR Bond Alpha Strategy"). The RAE Fundamental US Large Model Portfolio stocks are selected by the Fund's sub-adviser, Research Affiliates, LLC ("Sub-Adviser"), from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Fundamental US Large Model Portfolio and short positions in swaps and futures are used to obtain exposure to the S&P 500. The Fund's strategy of maintaining long exposure to the RAE Fundamental US Large Model Portfolio and short exposure to the S&P 500 can be characterized as "market neutral" because the long and the short exposures are intended to offset one another producing a net equity exposure that is approximately zero. At the same time, the Fund is designed to deliver the relative appreciation (or depreciation) of the RAE Fundamental US Large Model Portfolio over the S&P 500.

The Sub-Adviser uses the RAFI® Fundamental Index® ("RAFI") methodology as a starting point for portfolio construction. The RAFI methodology is a non-capitalization method of creating and weighting an index of equity securities, within a defined market, that seeks to eliminate the potential overweighting of overpriced equity securities and underweighting of underpriced equity securities associated with market-

PIMCO FUNDS | PROSPECTUS	1

PIMCO RAE Fundamental Advantage PLUS Fund

capitalization equity indexes. Selections are further refined through the use of additional analytic measures and processes designed to achieve enhanced risk-adjusted returns including measures of financial health and adjustments that take momentum into account, among other factors. Actual stock positions in the RAE Fundamental US Large Model Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically.

The Fund typically will seek to simultaneously gain long exposure to RAE Fundamental US Large Model Portfolio and short exposure to the S&P 500, each in an amount, under normal circumstances, approximately equal to the Fund's net assets. The Sub-Adviser provides investment advisory services in connection with the Fund's swap-based exposure to the RAE Fundamental US Large Model Portfolio by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with the RAE Fundamental US Large Model Portfolio for purposes of developing equity total return swaps based on the RAE Fundamental US Large Model Portfolio. In a typical swap agreement, the Fund will receive the total return of the RAE Fundamental US Large Model Portfolio from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon short term interest rate. The Fund will typically invest in short S&P 500 futures and/or total return swaps that provide the inverse of the total return of the S&P 500 index plus a short term interest rate.

Because the RAE Fundamental US Large Model Portfolio is a proprietary portfolio, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, or if swap pricing is unattractive or for other reasons, the Fund may invest in other instruments, "baskets" of stocks, or individual securities to replicate the performance of the RAE Fundamental US Large Model Portfolio relative to the S&P 500. The Fund also may invest in exchange-traded funds.

The Fund seeks to maintain long exposure to the RAE Fundamental US Large Model Portfolio and short exposure to the S&P 500 even when the value of the RAE Fundamental US Large Model Portfolio is underperforming relative to the S&P 500.

In managing the Fund's investments in the AR Bond Alpha Strategy, Pacific Investment Management Company LLC ("PIMCO") seeks to outperform any residual net cost of obtaining long exposure to the RAE Fundamental US Large Model Portfolio and short exposure to the S&P 500, thereby enhancing the Fund's total return and return versus the benchmark (sometimes referred to as "alpha"). The AR Bond Alpha Strategy invests in a diversified portfolio of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The AR Bond Alpha Strategy is not designed to systematically provide bond market exposure, although the returns may (or may not) be positively correlated with the returns of the bond market.

The AR Bond Alpha Strategy seeks to maintain an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates among other factors. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In addition to duration, the AR Bond Alpha Strategy has flexibility with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a bond market index benchmark.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may also invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. With respect to the AR Bond Alpha Strategy, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. The Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. In addition, under certain conditions, generally in a market where RAE Fundamental US Large Model Portfolio underperforms relative to the S&P 500 and/or where the AR Bond Alpha Strategy underperforms short-term interest rates, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in securities designed to replicate the benchmark. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's

2	PROSPECTUS | PIMCO FUNDS

Prospectus

credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations. For derivatives traded on exchanges, the primary credit risk is the creditworthiness of the Fund's clearing broker or the exchange itself

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk, and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from the issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO and Research Affiliates will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO, Research Affiliates and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad- based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (June 30, 2010) and Class D, Class A and Class C shares (July 31, 2008),

July 31, 2015 (as supplemented November 16, 2015) | PROSPECTUS	3

PIMCO RAE Fundamental Advantage PLUS Fund

performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The Lipper Alternative Equity Market Neutral Funds Average is a total return performance average of funds tracked by Lipper, Inc. that employ portfolio strategies generating consistent returns in both up and down markets by selecting positions with a total net market exposure of zero.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

*The year-to-date return as of June 30, 2015 is -1.92%. For the periods shown in the bar chart, the highest quarterly return was 11.64% in the Q2 2009, and the lowest quarterly return was -5.13% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/14)

	1 Year	5 Years	Since Inception (02/29/2008)
Institutional Class Return Before Taxes	-0.24%	4.72%	5.87%
Institutional Class Return After Taxes on Distributions(1)	-3.46%	1.27%	1.26%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares(1)	-0.11%	2.25%	3.55%
Class P Return Before Taxes	-0.08%	4.64%	5.78%
Class D Return Before Taxes	-0.59%	4.32%	5.41%
Class A Return Before Taxes	-4.13%	3.58%	4.87%
Class C Return Before Taxes	-2.03%	3.56%	4.78%
3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)	0.24%	0.33%	0.77%

Lipper Alternative Equity Market Neutral Funds Average (reflects no deductions for taxes)	1.92%	1.83%	1.20%

(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

Investment Adviser/Portfolio Manager

PIMCO serves as the investment adviser for the Fund. Research Affiliates, LLC serves as the Fund's sub-adviser. The Fund's portfolio is jointly managed by Mohsen Fahmi, Sudi Mariappa and Robert D. Arnott. Each of Messrs. Fahmi and Mariappa is a Managing Director of PIMCO. Mr. Arnott is the Chairman and Founder of Research Affiliates, LLC. Messrs. Fahmi and Arnott have jointly managed the Fund since September 2014, and Mr. Mariappa has jointly managed the Fund since January 2015. Messrs. Fahmi and Mariappa are jointly responsible for the absolute return strategy and the equity portfolio replication process. Mr. Arnott is responsible for the selection of stocks within the underlying equity portfolio.

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the "Summary of Other Important Information Regarding Fund Shares" section on page 69 of this prospectus.

4	PROSPECTUS | PIMCO FUNDS

PIMCO RAE Fundamental PLUS EMG Fund

Investment Objective

The Fund seeks total return which exceeds that of its benchmark.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 84 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):

	Inst Class	Class P	Admin Class	Class D	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	3.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	None	None	None	None	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Inst Class	Class P	Admin Class	Class D	Class A	Class C
Management Fees	1.15%	1.25%	1.15%	1.30%	1.30%	1.30%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%	0.25%	1.00%
Total Annual Fund Operating Expenses	1.15%	1.25%	1.40%	1.55%	1.55%	2.30%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class, Class D, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$117	$365	$633	$1,398
Class P	$127	$397	$686	$1,511
Administrative Class	$143	$443	$766	$1,680
Class D	$158	$490	$845	$1,845
Class A	$527	$846	$1,188	$2,151
Class C	$333	$718	$1,230	$2,636

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$117	$365	$633	$1,398
Class P	$127	$397	$686	$1,511
Administrative Class	$143	$443	$766	$1,680
Class D	$158	$490	$845	$1,845
Class A	$527	$846	$1,188	$2,151
Class C	$233	$718	$1,230	$2,636

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 537% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of the MSCI Emerging Markets Index (Net Dividends in USD) (the "Benchmark") under normal circumstances by obtaining exposure to a portfolio of stocks economically tied to emerging market countries ("RAE Fundamental Emerging Markets Model Portfolio"), and complementing this equity exposure with absolute return bond alpha strategy ("AR Bond Alpha Strategy"). The stocks are selected by the Fund's sub-adviser, Research Affiliates, LLC ("Sub-Adviser"), from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Fundamental Emerging Markets Model Portfolio.

The Sub-Adviser uses the RAFI® Fundamental Index® ("RAFI") methodology as a starting point for portfolio construction. The RAFI methodology is a non-capitalization method of creating and weighting an index of equity securities, within a defined market, that seeks to eliminate the potential overweighting of overpriced equity securities and underweighting of underpriced equity securities associated with market-capitalization equity indexes. Selections are further refined through the use of additional analytic measures and processes designed to achieve enhanced risk-adjusted returns including measures of financial health and adjustments that take momentum into account, among other factors. Actual stock positions in the RAE Fundamental Emerging Markets Model Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically.

The Sub-Adviser provides investment advisory services in connection with the Fund's swap-based exposure to the RAE Fundamental Emerging Markets Model Portfolio by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with the RAE Fundamental Emerging Markets Model Portfolio for purposes of developing equity total return swaps based on the RAE Fundamental Emerging Markets Model Portfolio. In a typical swap agreement, the Fund will receive the total return of the RAE Fundamental Emerging Markets Model Portfolio from the counterparty to the swap

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PIMCO RAE Fundamental PLUS EMG Fund

agreement in exchange for paying the counterparty an agreed upon short- term interest rate.

Because the RAE Fundamental Emerging Markets Model Portfolio is a proprietary portfolio, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, or if swap pricing is unattractive or for other reasons, the Fund may invest in other instruments, "baskets" of stocks, or individual securities to replicate the performance of the RAE Fundamental Emerging Markets Model Portfolio. The Fund also may invest in exchange-traded funds to maintain emerging markets equity exposure.

The Fund seeks to remain exposed to the RAE Fundamental Emerging Markets Model Portfolio even when the value of the RAE Fundamental Emerging Markets Model Portfolio is declining.

In managing the Fund's investments in the AR Bond Alpha Strategy, PIMCO seeks to outperform the short-term interest rate cost of obtaining equity exposure, thereby enhancing the Fund's total return and return versus the benchmark (sometimes referred to as "alpha"). The AR Bond Alpha Strategy invests in a diversified portfolio of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The AR Bond Alpha Strategy is not designed to systematically provide bond market exposure, although the returns may (or may not) be positively correlated with the returns of the bond market.

The AR Bond Alpha Strategy seeks to maintain an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates among other factors. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In addition to duration, the AR Bond Alpha Strategy has flexibility with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a bond market index benchmark.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset- backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Fund may invest in mortgage-related securities rated below B). With respect to the AR Bond Alpha Strategy, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. With respect to the AR Bond Alpha Strategy, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the AR Bond Alpha Strategy, the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). With respect to the AR Bond Alpha Strategy, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its exposure (from non-U.S. dollar- denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks. The Fund may invest in common stocks, options, futures, options on futures and swaps.

The Benchmark is a market capitalization weighted index that is designed to measure equity market performance of emerging markets.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of the RAE Fundamental Emerging Markets Model Portfolio underperforms the Benchmark and/or the AR Bond Alpha Strategy underperforms short term interest rates, the Fund may experience greater losses or lesser gains than would be the case if it invested in the Benchmark. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

6	PROSPECTUS | PIMCO FUNDS

Prospectus

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations. For derivatives traded on exchanges, the primary credit risk is the creditworthiness of the Fund's clearing broker or the exchange itself

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk, and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from the issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO and Research Affiliates will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO, Research Affiliates and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (January 7, 2011), Administrative Class shares (May 31, 2012) and Class D, Class A and Class C shares (May 31, 2013), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The MSCI Emerging Markets Index (Net Dividends in USD) is a free float- adjusted market capitalization index that is designed to measure the equity market performance of emerging markets. The MSCI Emerging Markets Index (Net Dividends in USD) consists of 21 emerging market country indices. The Lipper Emerging Market Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek long-term capital appreciation by investing primarily in emerging market equity

July 31, 2015 (as supplemented November 16, 2015) | PROSPECTUS	7

PIMCO RAE Fundamental PLUS EMG Fund

securities, where "emerging market" is defined by a country's per-capita GNP or other economic measures.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

*The year-to-date return as of June 30, 2015 is -0.21%. For the periods shown in the bar chart, the highest quarterly return was 41.65% in the Q2 2009, and the lowest quarterly return was -25.77% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/14)

	1 Year	5 Years	Since Inception (11/26/2008)
Institutional Class Return Before Taxes	-1.44%	4.34%	17.60%
Institutional Class Return After Taxes on Distributions(1)	-1.49%	2.14%	11.62%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares(1)	-0.81%	2.70%	12.02%
Class P Return Before Taxes	-1.50%	4.22%	17.46%
Administrative Class Return Before Taxes	-1.65%	4.08%	17.31%
Class D Return Before Taxes	-1.91%	3.89%	17.10%
Class A Return Before Taxes	-5.56%	3.17%	16.43%
Class C Return Before Taxes	-3.57%	3.14%	16.25%
MSCI Emerging Markets Index (Net Dividends in USD) (reflects no deductions for fees, expenses or taxes)	-2.19%	1.78%	13.44%

Lipper Emerging Market Funds Average (reflects no deductions for taxes)	-3.25%	1.81%	12.32%

(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

Investment Adviser/Portfolio Manager

PIMCO serves as the investment adviser for the Fund. Research Affiliates, LLC serves as the Fund's sub-adviser. The Fund's portfolio is jointly managed by Mohsen Fahmi, Sudi Mariappa and Robert D. Arnott. Each of Messrs. Fahmi and Mariappa is a Managing Director of PIMCO. Mr. Arnott is the Chairman and Founder of Research Affiliates, LLC. Messrs. Fahmi and Arnott have jointly managed the Fund since September 2014, and Mr. Mariappa has jointly managed the Fund since January 2015. Messrs. Fahmi and Mariappa are jointly responsible for the absolute return strategy and the equity portfolio replication process. Mr. Arnott is responsible for the selection of stocks within the underlying equity portfolio.

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the "Summary of Other Important Information Regarding Fund Shares" section on page 69 of this prospectus.

8	PROSPECTUS | PIMCO FUNDS

PIMCO RAE Fundamental PLUS Fund

Investment Objective

The Fund seeks total return which exceeds that of its benchmark.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 84 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):

	Inst Class	Class P	Admin Class	Class D	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	3.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	None	None	None	None	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Inst Class	Class P	Admin Class	Class D	Class A	Class C
Management Fees	0.79%	0.89%	0.79%	0.94%	0.94%	0.94%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%	0.25%	1.00%
Other Expenses(1)	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(2)	0.80%	0.90%	1.05%	1.20%	1.20%	1.95%
[1]

"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to Pacific Investment Management Company LLC ("PIMCO"). Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.

[2]

Total Annual Fund Operating Expenses excluding interest expense is 0.79%, 0.89%, 1.04%, 1.19%, 1.19% and 1.94% for Institutional Class, Class P, Administrative Class, Class D, Class A and Class C shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class, Class D, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$82	$255	$444	$990
Class P	$92	$287	$498	$1,108
Administrative Class	$107	$334	$579	$1,283
Class D	$122	$381	$660	$1,455
Class A	$493	$742	$1,010	$1,775
Class C	$298	$612	$1,052	$2,275

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$82	$255	$444	$990
Class P	$92	$287	$498	$1,108
Administrative Class	$107	$334	$579	$1,283
Class D	$122	$381	$660	$1,455
Class A	$493	$742	$1,010	$1,775
Class C	$198	$612	$1,052	$2,275

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 390% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of the S&P 500 Index (the "S&P 500") under normal circumstances by obtaining exposure to a portfolio of stocks of U.S. companies ("RAE Fundamental US Large Model Portfolio"), and complementing this equity exposure with absolute return bond alpha strategy ("AR Bond Alpha Strategy"). The stocks are selected by the Fund's sub-adviser, Research Affiliates, LLC ("Sub-Adviser"), from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Fundamental US Large Model Portfolio.

The Sub-Adviser uses the RAFI® Fundamental Index® ("RAFI") methodology as a starting point for portfolio construction. The RAFI methodology is a non-capitalization method of creating and weighting an index of equity securities, within a defined market, that seeks to eliminate the potential overweighting of overpriced equity securities and underweighting of underpriced equity securities associated with market-capitalization equity indexes. The Sub-Adviser applies the RAFI methodology to the 1,000 largest U.S. companies by fundamental size. Selections are further refined through the use of additional analytic measures and processes designed to achieve enhanced risk-adjusted returns including measures of financial health and adjustments that take momentum into account, among other factors. Actual stock positions in the RAE Fundamental US Large Model Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically.

PIMCO FUNDS | PROSPECTUS	9

PIMCO RAE Fundamental PLUS Fund

The Sub-Adviser provides investment advisory services in connection with the Fund's swap-based exposure to the RAE Fundamental US Large Model Portfolio by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with the RAE Fundamental US Large Model Portfolio for purposes of developing equity total return swaps based on the RAE Fundamental US Large Model Portfolio. In a typical swap agreement, the Fund will receive the total return of the RAE Fundamental US Large Model Portfolio from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon short-term interest rate.

Because the RAE Fundamental US Large Model Portfolio is a proprietary portfolio, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, or if swap pricing is unattractive or for other reasons, the Fund may invest in other instruments, "baskets" of stocks, or individual securities to replicate the performance of the RAE Fundamental US Large Model Portfolio. The Fund also may invest in exchange-traded funds.

The Fund seeks to remain exposed to the RAE Fundamental US Large Model Portfolio even when the value of the RAE Fundamental US Large Model Portfolio is declining.

In managing the Fund's investments in the AR Bond Alpha Strategy, PIMCO seeks to outperform the short-term interest rate cost of obtaining equity exposure, thereby enhancing the Fund's total return and return versus the benchmark (sometimes referred to as "alpha"). The AR Bond Alpha Strategy invests in a diversified portfolio of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The AR Bond Alpha Strategy is not designed to systematically provide bond market exposure, although the returns may (or may not) be positively correlated with the returns of the bond market.

The AR Bond Alpha Strategy seeks to maintain an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates among other factors. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In addition to duration, the AR Bond Alpha Strategy has flexibility with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a bond market index benchmark.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset- backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar- denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund will normally limit its exposure (from non-U.S. dollar- denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. The Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

The S&P 500 is an unmanaged index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund may invest in common stocks, options, futures, options on futures and swaps.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of the RAE Fundamental US Large Model Portfolio underperforms the benchmark and/or the AR Bond Alpha Strategy underperforms short term interest rates, the Fund may experience greater losses or lesser gains than would be the case if it invested in the benchmark. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

10	PROSPECTUS | PIMCO FUNDS

Prospectus

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations. For derivatives traded on exchanges, the primary credit risk is the creditworthiness of the Fund's clearing broker or the exchange itself

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk, and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from the issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO and Research Affiliates will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO, Research Affiliates and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The S&P 500 Index focuses on the large-cap segment of the U.S. equities market. The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300%

July 31, 2015 (as supplemented November 16, 2015) | PROSPECTUS	11

PIMCO RAE Fundamental PLUS Fund

of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

*The year-to-date return as of June 30, 2015 is -0.80%. For the periods shown in the bar chart, the highest quarterly return was 31.95% in the Q2 2009, and the lowest quarterly return was -23.88% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/14)

	1 Year	5 Years	Since Inception (06/30/2005)
Institutional Class Return Before Taxes	12.19%	21.40%	12.46%
Institutional Class Return After Taxes on Distributions(1)	7.11%	14.56%	6.56%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares(1)	8.50%	13.93%	7.00%
Class P Return Before Taxes	12.02%	21.27%	12.33%
Administrative Class Return Before Taxes	11.90%	21.05%	12.17%
Class D Return Before Taxes	11.68%	20.88%	12.00%
Class A Return Before Taxes	7.62%	20.02%	11.56%
Class C Return Before Taxes	9.95%	19.98%	11.19%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	13.69%	15.45%	8.18%

Lipper Large-Cap Core Funds Average (reflects no deductions for taxes)	11.35%	13.91%	7.51%

(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

Investment Adviser/Portfolio Manager

PIMCO serves as the investment adviser for the Fund. Research Affiliates, LLC serves as the Fund's sub-adviser. The Fund's portfolio is jointly managed by Mohsen Fahmi, Sudi Mariappa and Robert D. Arnott. Each of Messrs. Fahmi and Mariappa is a Managing Director of PIMCO. Mr. Arnott is the Chairman and Founder of Research Affiliates, LLC. Messrs. Fahmi and Arnott have jointly managed the Fund since September 2014, and Mr. Mariappa has jointly managed the Fund since January 2015. Messrs. Fahmi and Mariappa are jointly responsible for the absolute return strategy and the equity portfolio replication process. Mr. Arnott is responsible for the selection of stocks within the underlying equity portfolio.

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the "Summary of Other Important Information Regarding Fund Shares" section on page 69 of this prospectus.

12	PROSPECTUS | PIMCO FUNDS

PIMCO RAE Fundamental PLUS International Fund

Investment Objective

The Fund seeks total return which exceeds that of its benchmark.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 84 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):

	Inst Class	Class P	Admin Class	Class D	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	3.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	None	None	None	None	1.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Inst Class	Class P	Admin Class	Class D	Class A	Class C	Class R
Management Fees	0.82%	0.92%	0.82%	0.92%	0.92%	0.92%	0.92%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%	0.25%	1.00%	0.50%
Other Expenses(1)	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(2)	0.83%	0.93%	1.08%	1.18%	1.18%	1.93%	1.43%
[1]

"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to Pacific Investment Management Company LLC ("PIMCO"). Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.

[2]

Total Annual Fund Operating Expenses excluding interest expense is 0.82%, 0.92%,  1.07%, 1.17%, 1.17%, 1.92% and 1.42% for Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class, Class D, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$85	$265	$460	$1,025
Class P	$95	$296	$515	$1,143
Administrative Class	$110	$343	$595	$1,317
Class D	$120	$375	$649	$1,432
Class A	$491	$736	$1,000	$1,753
Class C	$296	$606	$1,042	$2,254
Class R	$146	$452	$782	$1,713

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$85	$265	$460	$1,025
Class P	$95	$296	$515	$1,143
Administrative Class	$110	$343	$595	$1,317
Class D	$120	$375	$649	$1,432
Class A	$491	$736	$1,000	$1,753
Class C	$196	$606	$1,042	$2,254
Class R	$146	$452	$782	$1,713

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 857% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of the MSCI EAFE Net Dividend Index (USD Unhedged) under normal circumstances by obtaining exposure to a portfolio of stocks economically tied to foreign (non-U.S.) countries ("RAE Fundamental International Large Model Portfolio"), and complementing this equity exposure with absolute return bond alpha strategy ("AR Bond Alpha Strategy"). The stocks are selected by the Fund's sub-adviser, Research Affiliates, LLC ("Sub-Adviser"), from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Fundamental International Large Model Portfolio.

The Sub-Adviser uses the RAFI® Fundamental Index® ("RAFI") methodology as a starting point for portfolio construction. The RAFI methodology is a non-capitalization method of creating and weighting an index of equity securities, within a defined market, that seeks to eliminate the potential overweighting of overpriced equity securities and underweighting of underpriced equity securities associated with market- capitalization equity indexes. Selections are further refined through the use of additional analytic measures and processes designed to achieve enhanced risk-adjusted returns including measures of financial health and adjustments that take momentum into account, among other factors. Actual stock positions in the RAE Fundamental International Large Model Portfolio,

PIMCO FUNDS | PROSPECTUS	13

PIMCO RAE Fundamental PLUS International Fund

which drift apart from target weights as market prices change, are rebalanced to target weights periodically.

The Sub-Adviser provides investment advisory services in connection with the Fund's swap-based exposure to the RAE Fundamental International Large Model Portfolio by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with the RAE Fundamental International Large Model Portfolio for purposes of developing equity total return swaps based on the RAE Fundamental International Large Model Portfolio. In a typical swap agreement, the Fund will receive the total return of the RAE Fundamental International Large Model Portfolio from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon short-term interest rate.

Because the RAE Fundamental International Large Model Portfolio is a proprietary portfolio, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, or if swap pricing is unattractive or for other reasons, the Fund may invest in other instruments, "baskets" of stocks, or individual securities to replicate the performance of the RAE Fundamental International Large Model Portfolio. The Fund also may invest in exchange-traded funds.

The Fund seeks to remain exposed to the RAE Fundamental International Large Model Portfolio even when the value of the RAE Fundamental International Large Model Portfolio is declining.

In managing the Fund's investments in the AR Bond Alpha Strategy, PIMCO seeks to outperform the short-term interest rate cost of obtaining equity exposure, thereby enhancing the Fund's total return and return versus the benchmark (sometimes referred to as "alpha"). The AR Bond Alpha Strategy invests in a diversified portfolio of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The AR Bond Alpha Strategy is not designed to systematically provide bond market exposure, although the returns may (or may not) be positively correlated with the returns of the bond market.

The AR Bond Alpha Strategy seeks to maintain an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates among other factors. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In addition to duration, the AR Bond Alpha Strategy has flexibility with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a bond market index benchmark.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset- backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities denominated in foreign (non-U.S.) currencies and in U.S. dollar-denominated securities of foreign (non-U.S.) issuers. With respect to the AR Bond Alpha Strategy, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). With respect to the AR Bond Alpha Strategy, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar- denominated securities or currencies) to 35% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of the RAE Fundamental International Large Model Portfolio underperforms the benchmark and/or the AR Bond Alpha Strategy underperforms short term interest rates, the Fund may experience greater losses or lesser gains than would be the case if it invested in the benchmark. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing

14	PROSPECTUS | PIMCO FUNDS

Prospectus

ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations. For derivatives traded on exchanges, the primary credit risk is the creditworthiness of the Fund's clearing broker or the exchange itself

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk, and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from the issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO and Research Affiliates will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO, Research Affiliates and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (May 30, 2014) and Class D, Class A and Class C shares (February 28, 2014), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's Administrative Class and Class R shares have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

MSCI EAFE Net Dividend Index (USD Unhedged) is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S.

July 31, 2015 (as supplemented November 16, 2015) | PROSPECTUS	15

PIMCO RAE Fundamental PLUS International Fund

Dollars on an unhedged basis. The Lipper International Multi-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time and typically have 25% to 75% of their assets invested in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th- largest company in the S&P/Citigroup World ex-U.S. Broad Market Index.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

*The year-to-date return as of June 30, 2015 is 3.02%. For the periods shown in the bar chart, the highest quarterly return was 15.58% in the Q3 2013, and the lowest quarterly return was -7.51% in the Q3 2014.

Average Annual Total Returns (for periods ended 12/31/14)

	1 Year	Since Inception (09/30/2011)
Institutional Class Return Before Taxes	-5.71%	14.10%
Institutional Class Return After Taxes on Distributions(1)	-11.53%	8.17%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares(1)	0.77%	9.34%
Class P Return Before Taxes	-5.76%	14.01%
Class D Return Before Taxes	-6.05%	13.71%
Class A Return Before Taxes	-9.64%	12.34%
Class C Return Before Taxes	-7.49%	12.86%
MSCI EAFE Net Dividend Index (USD Unhedged) (reflects no deductions for fees, expenses or taxes)	-4.90%	11.27%

Lipper International Multi-Cap Core Funds Average (reflects no deductions for taxes)	-4.78%	11.20%

(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

Investment Adviser/Portfolio Manager

PIMCO serves as the investment adviser for the Fund. Research Affiliates, LLC serves as the Fund's sub-adviser. The Fund's portfolio is jointly managed by Mohsen Fahmi, Sudi Mariappa and Robert D. Arnott. Each of Messrs. Fahmi and Mariappa is a Managing Director of PIMCO. Mr. Arnott is the Chairman and Founder of Research Affiliates, LLC. Mr. Arnott has jointly managed the Fund since September 2014, and Messrs. Fahmi and Mariappa have jointly managed the Fund since January 2015. Messrs. Fahmi and Mariappa are jointly responsible for the absolute return strategy and the equity portfolio replication process. Mr. Arnott is responsible for the selection of stocks within the underlying equity portfolio.

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the "Summary of Other Important Information Regarding Fund Shares" section on page 69 of this prospectus.

16	PROSPECTUS | PIMCO FUNDS

PIMCO RAE Fundamental PLUS Small Fund

Investment Objective

The Fund seeks total return which exceeds that of its benchmark.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 84 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):

	Inst Class	Class P	Admin Class	Class D	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	3.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	None	None	None	None	1.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Inst Class	Class P	Admin Class	Class D	Class A	Class C	Class R
Management Fees	0.84%	0.94%	0.84%	0.94%	0.94%	0.94%	0.94%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%	0.25%	1.00%	0.50%
Other Expenses(1)	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(2)	0.85%	0.95%	1.10%	1.20%	1.20%	1.95%	1.45%
[1]

"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to Pacific Investment Management Company LLC ("PIMCO"). Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.

[2]

Total Annual Fund Operating Expenses excluding interest expense is 0.84%, 0.94%,  1.09%, 1.19%, 1.19%, 1.94% and 1.44% for Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class, Class D, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$87	$271	$471	$1,049
Class P	$97	$303	$525	$1,166
Administrative Class	$112	$350	$606	$1,340
Class D	$122	$381	$660	$1,455
Class A	$493	$742	$1,010	$1,775
Class C	$298	$612	$1,052	$2,275
Class R	$148	$459	$792	$1,735

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$87	$271	$471	$1,049
Class P	$97	$303	$525	$1,166
Administrative Class	$112	$350	$606	$1,340
Class D	$122	$381	$660	$1,455
Class A	$493	$742	$1,010	$1,775
Class C	$198	$612	$1,052	$2,275
Class R	$148	$459	$792	$1,735

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 722% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of the Russell 2000® Index under normal circumstances by obtaining exposure to a portfolio of stocks of U.S. small companies ("RAE Fundamental US Small Model Portfolio"), and complementing this equity exposure with absolute return bond alpha strategy ("AR Bond Alpha Strategy"). The stocks are selected by the Fund's sub-adviser, Research Affiliates, LLC ("Sub-Adviser"), from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Fundamental US Small Model Portfolio.

The Sub-Adviser uses the RAFI® Fundamental Index® ("RAFI") methodology as a starting point for portfolio construction. The RAFI methodology is a non-capitalization method of creating and weighting an index of equity securities, within a defined market, that seeks to eliminate the potential overweighting of overpriced equity securities and underweighting of underpriced equity securities associated with market- capitalization equity indexes. The Sub-Adviser applies the RAFI methodology to U.S. companies outside the 1,000 largest U.S. companies by fundamental size. Selections are further refined through the use of additional analytic measures and processes designed to achieve enhanced risk-adjusted returns including measures of financial health and adjustments that take momentum into account, among other factors. Actual stock positions in the RAE Fundamental US Small Model Portfolio, which drift apart from target

PIMCO FUNDS | PROSPECTUS	17

PIMCO RAE Fundamental PLUS Small Fund

weights as market prices change, are rebalanced to target weights periodically.

The Sub-Adviser provides investment advisory services in connection with the Fund's swap-based exposure to the RAE Fundamental US Small Model Portfolio by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with the RAE Fundamental US Small Model Portfolio for purposes of developing equity total return swaps based on the RAE Fundamental US Small Model Portfolio. In a typical swap agreement, the Fund will receive the total return of the RAE Fundamental US Small Model Portfolio from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon short-term interest rate.

Because the RAE Fundamental US Small Model Portfolio is a proprietary portfolio, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, or if swap pricing is unattractive or for other reasons, the Fund may invest in other instruments, "baskets" of stocks, or individual securities to replicate the performance of the RAE Fundamental US Small Model Portfolio. The Fund also may invest in exchange-traded funds.

The Fund seeks to remain exposed to the RAE Fundamental US Small Model Portfolio even when the value of the RAE Fundamental US Small Model Portfolio is declining.

In managing the Fund's investments in the AR Bond Alpha Strategy, PIMCO seeks to outperform the short-term interest rate cost of obtaining equity exposure, thereby enhancing the Fund's total return and return versus the benchmark (sometimes referred to as "alpha"). The AR Bond Alpha Strategy invests in a diversified portfolio of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The AR Bond Alpha Strategy is not designed to systematically provide bond market exposure, although the returns may (or may not) be positively correlated with the returns of the bond market.

The AR Bond Alpha Strategy seeks to maintain an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates among other factors. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In addition to duration, the AR Bond Alpha Strategy has flexibility with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a bond market index benchmark.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset- backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities denominated in foreign (non-U.S.) currencies and in U.S. dollar-denominated securities of foreign (non-U.S.) issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund will normally limit its exposure (from non- U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. The Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of the RAE Fundamental US Small Model Portfolio underperforms the benchmark and/or the AR Bond Alpha Strategy underperforms short term interest rates, the Fund may experience greater losses or lesser gains than would be the case if it invested in the benchmark. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

18	PROSPECTUS | PIMCO FUNDS

Prospectus

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations. For derivatives traded on exchanges, the primary credit risk is the creditworthiness of the Fund's clearing broker or the exchange itself

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk, and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from the issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO and Research Affiliates will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO, Research Affiliates and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad- based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (May 30, 2014) and Class D, Class A and Class C shares (February 28, 2014), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's Administrative Class and Class R shares have not commenced operations as of the date of this

July 31, 2015 (as supplemented November 16, 2015) | PROSPECTUS	19

PIMCO RAE Fundamental PLUS Small Fund

prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000 Index and is considered to be representative of the small cap market in general. The Lipper Small-Cap Core Funds Average is a total performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper's USDE small-cap ceiling. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

*The year-to-date return as of June 30, 2015 is 1.92%. For the periods shown in the bar chart, the highest quarterly return was 13.64% in the Q1 2012, and the lowest quarterly return was -7.21% in the Q3 2014.

Average Annual Total Returns (for periods ended 12/31/14)

	1 Year	Since Inception (09/30/2011)
Institutional Class Return Before Taxes	6.57%	27.24%
Institutional Class Return After Taxes on Distributions(1)	3.82%	18.65%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares(1)	3.73%	17.56%
Class P Return Before Taxes	6.50%	27.13%
Class D Return Before Taxes	6.15%	26.79%
Class A Return Before Taxes	2.16%	25.30%
Class C Return Before Taxes	4.40%	25.86%
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	4.89%	22.90%

Lipper Small-Cap Core Funds Average (reflects no deductions for taxes)	3.93%	21.40%

(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

Investment Adviser/Portfolio Manager

PIMCO serves as the investment adviser for the Fund. Research Affiliates, LLC serves as the Fund's sub-adviser. The Fund's portfolio is jointly managed by Mohsen Fahmi, Sudi Mariappa and Robert D. Arnott. Each of Messrs. Fahmi and Mariappa is a Managing Director of PIMCO. Mr. Arnott is the Chairman and Founder of Research Affiliates, LLC. Mr. Arnott has jointly managed the Fund since September 2014, and Messrs. Fahmi and Mariappa have jointly managed the Fund since January 2015. Messrs. Fahmi and Mariappa are jointly responsible for the absolute return strategy and the equity portfolio replication process. Mr. Arnott is responsible for the selection of stocks within the underlying equity portfolio.

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the "Summary of Other Important Information Regarding Fund Shares" section on page 69 of this prospectus.

20	PROSPECTUS | PIMCO FUNDS

PIMCO RAE Low Volatility PLUS EMG Fund

Investment Objective

The Fund seeks total return which exceeds that of its benchmark.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 84 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):

	Inst Class	Class P	Admin Class	Class D	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	3.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	None	None	None	None	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Inst Class	Class P	Admin Class	Class D	Class A	Class C
Management Fees	1.15%	1.25%	1.15%	1.30%	1.30%	1.30%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%	0.25%	1.00%
Total Annual Fund Operating Expenses	1.15%	1.25%	1.40%	1.55%	1.55%	2.30%
Fee Waiver and/or Expense Reimbursement(1)	(0.15%)	(0.15%)	(0.15%)	(0.15%)	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.10%	1.25%	1.40%	1.40%	2.15%
[1]

PIMCO has contractually agreed, through July 31, 2016, to reduce its advisory fee by 0.15% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class, Class D, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$102	$350	$618	$1,384
Class P	$112	$382	$672	$1,498
Administrative Class	$127	$428	$752	$1,667
Class D	$143	$475	$831	$1,833
Class A	$512	$832	$1,174	$2,139
Class C	$318	$704	$1,217	$2,624

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$102	$350	$618	$1,384
Class P	$112	$382	$672	$1,498
Administrative Class	$127	$428	$752	$1,667
Class D	$143	$475	$831	$1,833
Class A	$512	$832	$1,174	$2,139
Class C	$218	$704	$1,217	$2,624

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 344% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of the MSCI Emerging Markets Index (Net Dividends in USD) (the "Benchmark Index") under normal circumstances by obtaining exposure to a portfolio of stocks economically tied to emerging market countries ("RAE Low Volatility Emerging Markets Model Portfolio"), and complementing this equity exposure with absolute return bond alpha strategy ("AR Bond Alpha Strategy"). The stocks are selected by the Fund's sub-adviser, Research Affiliates, LLC ("Sub-Adviser"), from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Low Volatility Emerging Markets Model Portfolio.

The Sub-Adviser uses the RAFI® Fundamental Index® ("RAFI") methodology as a starting point for portfolio construction. The RAFI methodology is a non-capitalization method of creating and weighting an index of equity securities, within a defined market, that seeks to eliminate the potential overweighting of overpriced equity securities and underweighting of underpriced equity securities associated with market-capitalization equity indexes. Selections are further refined based upon volatility and financial health, among other factors, in an effort to enhance returns and reduce portfolio volatility attributable to equity market downside risk. Actual stock positions in the RAE Low Volatility Emerging Markets Model Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically.

PIMCO FUNDS | PROSPECTUS	21

PIMCO RAE Low Volatility PLUS EMG Fund

The Sub-Adviser provides investment advisory services in connection with the Fund's swap-based exposure to the RAE Low Volatility Emerging Markets Model Portfolio by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with the RAE Low Volatility Emerging Markets Model Portfolio for purposes of developing equity total return swaps based on the RAE Low Volatility Emerging Markets Model Portfolio. In a typical swap agreement, the Fund will receive the total return of the RAE Low Volatility Emerging Markets Model Portfolio from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon short-term interest rate.

Because the RAE Low Volatility Emerging Markets Model Portfolio is a proprietary portfolio, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, or if swap pricing is unattractive or for other reasons, the Fund may invest in other instruments, "baskets" of stocks, or individual securities to replicate the performance of the RAE Low Volatility Emerging Markets Model Portfolio. The Fund also may invest in exchange-traded funds to maintain emerging markets equity exposure.

The Fund seeks to remain exposed to the RAE Low Volatility Emerging Markets Model Portfolio even when the value of the RAE Low Volatility Emerging Markets Model Portfolio is declining.

In managing the Fund's investments in the AR Bond Alpha Strategy, PIMCO seeks to outperform the short-term interest rate cost of obtaining equity exposure, thereby enhancing the Fund's total return and return versus the benchmark (sometimes referred to as "alpha"). The AR Bond Alpha Strategy invests in a diversified portfolio of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The AR Bond Alpha Strategy is not designed to systematically provide bond market exposure, although the returns may (or may not) be positively correlated with the returns of the bond market.

The AR Bond Alpha Strategy seeks to maintain an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates among other factors. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In addition to duration, the AR Bond Alpha Strategy has flexibility with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a bond market index benchmark.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset- backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar- denominated securities of foreign issuers. With respect to the AR Bond Alpha Strategy, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). With respect to the AR Bond Alpha Strategy, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its exposure (from non-U.S. dollar- denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks. The Fund will invest in instruments that are economically tied to at least three countries (one of which may be the United States). The Fund may invest in common stocks, options, futures, options on futures and swaps.

The Benchmark Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance in the global emerging markets. The MSCI Emerging Markets Index (Net Dividends in USD) consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of the RAE Low Volatility Emerging Markets Model Portfolio underperforms the Benchmark Index and/or the AR Bond Alpha Strategy underperforms short term interest rates, the Fund may experience greater losses or lesser gains than would be the case if it invested in the Benchmark Index. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be

22	PROSPECTUS | PIMCO FUNDS

Prospectus

forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations. For derivatives traded on exchanges, the primary credit risk is the creditworthiness of the Fund's clearing broker or the exchange itself

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk, and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from the issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO and Research Affiliates will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO, Research Affiliates and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad- based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past

July 31, 2015 (as supplemented November 16, 2015) | PROSPECTUS	23

PIMCO RAE Low Volatility PLUS EMG Fund

performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The MSCI Emerging Markets Index (Net Dividends in USD) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of emerging markets. The MSCI Emerging Markets Index (Net Dividends in USD) consists of 21 emerging market country indices. The Lipper Emerging Market Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek long-term capital appreciation by investing primarily in emerging market equity securities, where "emerging market" is defined by a country's per-capita GNP or other economic measures.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

*The year-to-date return as of June 30, 2015 is -0.03%. For the periods shown in the bar chart, the highest quarterly return was 8.44% in the Q2 2014, and the lowest quarterly return was -6.30% in the Q4 2014.

Average Annual Total Returns (for periods ended 12/31/14)

	1 Year	Since Inception (12/30/2013)
Institutional Class Return Before Taxes	0.32%	0.12%
Institutional Class Return After Taxes on Distributions(1)	-0.89%	-1.08%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares(1)	0.22%	-0.42%
Class P Return Before Taxes	0.23%	0.03%
Class D Return Before Taxes	-0.28%	-0.47%
Class A Return Before Taxes	-3.83%	-4.00%
Class C Return Before Taxes	-1.89%	-1.12%
MSCI Emerging Markets Index (Net Dividends in USD) (reflects no deductions for fees, expenses or taxes)	-2.19%	-2.10%

Lipper Emerging Market Funds Average (reflects no deductions for taxes)	-3.25%	-3.25%

(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

Investment Adviser/Portfolio Manager

PIMCO serves as the investment adviser for the Fund. Research Affiliates, LLC serves as the Fund's sub-adviser. The Fund's portfolio is jointly managed by Sudi Mariappa, Mohsen Fahmi and Robert D. Arnott. Each of Messrs. Mariappa and Fahmi is a Managing Director of PIMCO. Mr. Arnott is the Chairman and Founder of Research Affiliates, LLC. Mr. Mariappa has managed the Fund since August 2014. Mr. Arnott has jointly managed the Fund since September 2014. Mr. Fahmi has jointly managed the Fund since January 2015. Messrs. Mariappa and Fahmi are jointly responsible for the absolute return strategy and the equity portfolio replication process. Mr. Arnott is responsible for the selection of stocks within the underlying equity portfolio.

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the "Summary of Other Important Information Regarding Fund Shares" section on page 69 of this prospectus.

24	PROSPECTUS | PIMCO FUNDS

PIMCO RAE Low Volatility PLUS Fund

Investment Objective

The Fund seeks total return which exceeds that of its benchmark.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 84 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):

	Inst Class	Class P	Admin Class	Class D	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	3.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	None	None	None	None	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Inst Class	Class P	Admin Class	Class D	Class A	Class C
Management Fees	0.79%	0.89%	0.79%	0.94%	0.94%	0.94%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%	0.25%	1.00%
Total Annual Fund Operating Expenses	0.79%	0.89%	1.04%	1.19%	1.19%	1.94%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class, Class D, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$81	$252	$439	$978
Class P	$91	$284	$493	$1,096
Administrative Class	$106	$331	$574	$1,271
Class D	$121	$378	$654	$1,443
Class A	$492	$739	$1,005	$1,764
Class C	$197	$609	$1,047	$2,264

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$81	$252	$439	$978
Class P	$91	$284	$493	$1,096
Administrative Class	$106	$331	$574	$1,271
Class D	$121	$378	$654	$1,443
Class A	$492	$739	$1,005	$1,764
Class C	$197	$609	$1,047	$2,264

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 691% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of the S&P 500 (the "Benchmark Index") under normal circumstances by obtaining exposure to a portfolio of stocks ("RAE Low Volatility US Model Portfolio"), and complementing this equity exposure with absolute return bond alpha strategy ("AR Bond Alpha Strategy"). The stocks are selected by the Fund's sub-adviser, Research Affiliates, LLC ("Sub-Adviser"), from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Low Volatility US Model Portfolio.

The Sub-Adviser uses the RAFI® Fundamental Index® ("RAFI") methodology as a starting point for portfolio construction. The RAFI methodology is a non-capitalization method of creating and weighting an index of equity securities, within a defined market, that seeks to eliminate the potential overweighting of overpriced equity securities and underweighting of underpriced equity securities associated with market-capitalization equity indexes. Selections are further refined based upon volatility and financial health, among other factors, in an effort to enhance returns and reduce portfolio volatility attributable to equity market downside risk. Actual stock positions in the RAE Low Volatility US Model Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically.

The Sub-Adviser provides investment advisory services in connection with the Fund's swap-based exposure to the RAE Low Volatility US Model Portfolio by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with the RAE Low Volatility US Model Portfolio for purposes of developing equity total return swaps based on the RAE Low Volatility US Model Portfolio. In a typical swap agreement, the Fund will receive the total return of the RAE Low Volatility US Model Portfolio from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon short-term interest rate.

PIMCO FUNDS | PROSPECTUS	25

PIMCO RAE Low Volatility PLUS Fund

Because the RAE Low Volatility US Model Portfolio is a proprietary portfolio, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, or if swap pricing is unattractive or for other reasons, the Fund may invest in other instruments, "baskets" of stocks, or individual securities to replicate the performance of the RAE Low Volatility US Model Portfolio. The Fund also may invest in exchange-traded funds.

The Fund seeks to remain exposed to the RAE Low Volatility US Model Portfolio even when the value of the RAE Low Volatility US Model Portfolio is declining.

In managing the Fund's investments in the AR Bond Alpha Strategy, PIMCO seeks to outperform the short-term interest rate cost of obtaining equity exposure, thereby enhancing the Fund's total return and return versus the benchmark (sometimes referred to as "alpha"). The AR Bond Alpha Strategy invests in a diversified portfolio of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The AR Bond Alpha Strategy is not designed to systematically provide bond market exposure, although the returns may (or may not) be positively correlated with the returns of the bond market.

The AR Bond Alpha Strategy seeks to maintain an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates among other factors. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In addition to duration, the AR Bond Alpha Strategy has flexibility with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a bond market index benchmark.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset- backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities denominated in foreign (non-U.S.) currencies and in U.S. dollar-denominated securities of foreign (non-U.S.) issuers. With respect to the AR Bond Alpha Strategy, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). With respect to the AR Bond Alpha Strategy, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar- denominated securities or currencies) to 35% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks. The Fund may invest in common stocks, options, futures, options on futures and swaps.

The Benchmark Index is an unmanaged index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of the RAE Low Volatility US Model Portfolio underperforms the Benchmark Index and/or the AR Bond Alpha Strategy underperforms short term interest rates, the Fund may experience greater losses or lesser gains than would be the case if it invested in the Benchmark Index. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

26	PROSPECTUS | PIMCO FUNDS

Prospectus

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations. For derivatives traded on exchanges, the primary credit risk is the creditworthiness of the Fund's clearing broker or the exchange itself

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk, and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from the issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO and Research Affiliates will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO, Research Affiliates and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The S&P 500 Index focuses on the large-cap segment of the U.S. equities market. The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

July 31, 2015 (as supplemented November 16, 2015) | PROSPECTUS	27

PIMCO RAE Low Volatility PLUS Fund

Calendar Year Total Returns — Institutional Class*

*The year-to-date return as of June 30, 2015 is -2.66%. For the periods shown in the bar chart, the highest quarterly return was 5.37% in the Q4 2014, and the lowest quarterly return was 1.18% in the Q3 2014.

Average Annual Total Returns (for periods ended 12/31/14)

	1 Year	Since Inception (12/30/2013)
Institutional Class Return Before Taxes	15.44%	15.51%
Institutional Class Return After Taxes on Distributions(1)	12.55%	12.63%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares(1)	8.76%	10.53%
Class P Return Before Taxes	15.34%	15.41%
Class D Return Before Taxes	14.96%	15.03%
Class A Return Before Taxes	10.69%	10.77%
Class C Return Before Taxes	13.14%	14.21%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	13.69%	14.10%

Lipper Large-Cap Core Funds Average (reflects no deductions for taxes)	11.35%	11.35%

(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

Investment Adviser/Portfolio Manager

PIMCO serves as the investment adviser for the Fund. Research Affiliates, LLC serves as the Fund's sub-adviser. The Fund's portfolio is jointly managed by Sudi Mariappa, Mohsen Fahmi and Robert D. Arnott. Each of Messrs. Mariappa and Fahmi is a Managing Director of PIMCO. Mr. Arnott is the Chairman and Founder of Research Affiliates, LLC. Mr. Mariappa has managed the Fund since August 2014. Mr. Arnott has jointly managed the Fund since September 2014. Mr. Fahmi has jointly managed the Fund since January 2015. Messrs. Mariappa and Fahmi are jointly responsible for the absolute return strategy and the equity portfolio replication process. Mr. Arnott is responsible for the selection of stocks within the underlying equity portfolio.

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the "Summary of Other Important Information Regarding Fund Shares" section on page 69 of this prospectus.

28	PROSPECTUS | PIMCO FUNDS

PIMCO RAE Low Volatility PLUS International Fund

Investment Objective

The Fund seeks total return which exceeds that of its benchmark.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 84 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):

	Inst Class	Class P	Admin Class	Class D	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	3.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	None	None	None	None	1.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Inst Class	Class P	Admin Class	Class D	Class A	Class C	Class R
Management Fees	0.82%	0.92%	0.82%	0.92%	0.92%	0.92%	0.92%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%	0.25%	1.00%	0.50%
Total Annual Fund Operating Expenses	0.82%	0.92%	1.07%	1.17%	1.17%	1.92%	1.42%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class, Class D, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$84	$262	$455	$1,014
Class P	$94	$293	$509	$1,131
Administrative Class	$109	$340	$590	$1,306
Class D	$119	$372	$644	$1,420
Class A	$490	$733	$995	$1,742
Class C	$295	$603	$1,037	$2,243
Class R	$145	$449	$776	$1,702

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$84	$262	$455	$1,014
Class P	$94	$293	$509	$1,131
Administrative Class	$109	$340	$590	$1,306
Class D	$119	$372	$644	$1,420
Class A	$490	$733	$995	$1,742
Class C	$195	$603	$1,037	$2,243
Class R	$145	$449	$776	$1,702

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 545% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of the MSCI EAFE Net Dividend Index (USD Unhedged) (the "Benchmark Index") under normal circumstances by obtaining exposure to a portfolio of stocks economically tied to foreign (non-U.S.) countries ("RAE Low Volatility International Model Portfolio"), and complementing this equity exposure with absolute return bond alpha strategy ("AR Bond Alpha Strategy"). The stocks are selected by the Fund's sub-adviser, Research Affiliates, LLC ("Sub-Adviser"), from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Low Volatility International Model Portfolio.

The Sub-Adviser uses the RAFI® Fundamental Index® ("RAFI") methodology as a starting point for portfolio construction. The RAFI methodology is a non-capitalization method of creating and weighting an index of equity securities, within a defined market, that seeks to eliminate the potential overweighting of overpriced equity securities and underweighting of underpriced equity securities associated with market-capitalization equity indexes. Selections are further refined based upon volatility and financial health, among other factors, in an effort to enhance returns and reduce portfolio volatility attributable to equity market downside risk. Actual stock positions in the RAE Low Volatility International Model Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically.

The Sub-Adviser provides investment advisory services in connection with the Fund's swap-based exposure to the RAE Low Volatility International Model Portfolio by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with the RAE Low Volatility International Model Portfolio for purposes of developing equity total return swaps based on the RAE Low Volatility International Model Portfolio. In a typical swap agreement, the Fund will receive the total return of the RAE Low Volatility International

PIMCO FUNDS | PROSPECTUS	29

PIMCO RAE Low Volatility PLUS International Fund

Model Portfolio from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon short-term interest rate.

Because the RAE Low Volatility International Model Portfolio is a proprietary portfolio, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, or if swap pricing is unattractive or for other reasons, the Fund may invest in other instruments, "baskets" of stocks, or individual securities to replicate the performance of the RAE Low Volatility International Model Portfolio. The Fund also may invest in exchange-traded funds.

The Fund seeks to remain exposed to the RAE Low Volatility International Model Portfolio even when the value of the RAE Low Volatility International Model Portfolio is declining.

In managing the Fund's investments in the AR Bond Alpha Strategy, PIMCO seeks to outperform the short-term interest rate cost of obtaining equity exposure, thereby enhancing the Fund's total return and return versus the benchmark (sometimes referred to as "alpha"). The AR Bond Alpha Strategy invests in a diversified portfolio of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The AR Bond Alpha Strategy is not designed to systematically provide bond market exposure, although the returns may (or may not) be positively correlated with the returns of the bond market.

The AR Bond Alpha Strategy seeks to maintain an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates among other factors. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In addition to duration, the AR Bond Alpha Strategy has flexibility with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a bond market index benchmark.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset- backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities denominated in foreign (non-U.S.) currencies and in U.S. dollar-denominated securities of foreign (non-U.S.) issuers. With respect to the AR Bond Alpha Strategy, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). With respect to the AR Bond Alpha Strategy, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar- denominated securities or currencies) to 35% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks. The Fund will invest in instruments that are economically tied to at least three countries (one of which may be the United States).

The Benchmark Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on an unhedged basis.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of the RAE Low Volatility International Model Portfolio underperforms the Benchmark Index and/or the AR Bond Alpha Strategy underperforms short term interest rates, the Fund may experience greater losses or lesser gains than would be the case if it invested in the Benchmark Index. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

30	PROSPECTUS | PIMCO FUNDS

Prospectus

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations. For derivatives traded on exchanges, the primary credit risk is the creditworthiness of the Fund's clearing broker or the exchange itself

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk, and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from the issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO and Research Affiliates will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO, Research Affiliates and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Administrative Class and Class R of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

MSCI EAFE Net Dividend Index (USD Unhedged) is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on an unhedged basis. The Lipper International Multi-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time and typically have 25% to 75% of their assets invested in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th- largest company in the S&P/Citigroup World ex-U.S. Broad Market Index.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance

July 31, 2015 (as supplemented November 16, 2015) | PROSPECTUS	31

PIMCO RAE Low Volatility PLUS International Fund

page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

*The year-to-date return as of June 30, 2015 is 5.16%. For the periods shown in the bar chart, the highest quarterly return was 8.04% in the Q2 2014, and the lowest quarterly return was -4.31% in the Q3 2014.

Average Annual Total Returns (for periods ended 12/31/14)

	1 Year	Since Inception (12/30/2013)
Institutional Class Return Before Taxes	0.81%	0.81%
Institutional Class Return After Taxes on Distributions(1)	-0.75%	-0.75%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares(1)	0.47%	-0.08%
Class P Return Before Taxes	0.72%	0.71%
Class D Return Before Taxes	0.50%	0.50%
Class A Return Before Taxes	-3.32%	-3.31%
Class C Return Before Taxes	-1.17%	-0.21%
MSCI EAFE Net Dividend Index (USD Unhedged) (reflects no deductions for fees, expenses or taxes)	-4.90%	-4.78%

Lipper International Multi-Cap Core Funds Average (reflects no deductions for taxes)	-4.78%	-4.78%

(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

Investment Adviser/Portfolio Manager

PIMCO serves as the investment adviser for the Fund. Research Affiliates, LLC serves as the Fund's sub-adviser. The Fund's portfolio is jointly managed by Sudi Mariappa, Mohsen Fahmi and Robert D. Arnott. Each of Messrs. Mariappa and Fahmi is a Managing Director of PIMCO. Mr. Arnott is the Chairman and Founder of Research Affiliates, LLC. Mr. Mariappa has managed the Fund since August 2014. Mr. Arnott has jointly managed the Fund since September 2014. Mr. Fahmi has jointly managed the Fund since January 2015. Messrs. Mariappa and Fahmi are jointly responsible for the absolute return strategy and the equity portfolio replication process. Mr. Arnott is responsible for the selection of stocks within the underlying equity portfolio.

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the "Summary of Other Important Information Regarding Fund Shares" section on page 69 of this prospectus.

32	PROSPECTUS | PIMCO FUNDS

PIMCO RAE Worldwide Fundamental Advantage PLUS Fund

Investment Objective

The Fund seeks total return which exceeds that of its benchmark.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 84 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):

	Inst Class	Class P	Admin Class	Class D	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	3.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	None	None	None	None	1.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Inst Class	Class P	Admin Class	Class D	Class A	Class C	Class R
Management Fees	0.99%	1.09%	0.99%	1.14%	1.14%	1.14%	1.14%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%	0.25%	1.00%	0.50%
Other Expenses(1)	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(2)	1.00%	1.10%	1.25%	1.40%	1.40%	2.15%	1.65%
[1]

"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to Pacific Investment Management Company LLC ("PIMCO"). Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.

[2]

Total Annual Fund Operating Expenses excluding interest expense is 0.99%, 1.09%,  1.24%, 1.39%, 1.39%, 2.14% and 1.64% for Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class, Class D, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$102	$318	$552	$1,225
Class P	$112	$350	$606	$1,340
Administrative Class	$127	$397	$686	$1,511
Class D	$143	$443	$766	$1,680
Class A	$512	$802	$1,112	$1,992
Class C	$318	$673	$1,154	$2,483
Class R	$168	$520	$897	$1,955

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$102	$318	$552	$1,225
Class P	$112	$350	$606	$1,340
Administrative Class	$127	$397	$686	$1,511
Class D	$143	$443	$766	$1,680
Class A	$512	$802	$1,112	$1,992
Class C	$218	$673	$1,154	$2,483
Class R	$168	$520	$897	$1,955

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 561% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective under normal circumstances by obtaining exposure to a global equity market neutral portfolio of stocks ("RAE Worldwide Fundamental Advantage Model Portfolio"), and complementing this market neutral portfolio with absolute return bond alpha strategy ("AR Bond Alpha Strategy"). The RAE Worldwide Fundamental Advantage Model Portfolio seeks to capture the return difference between stocks selected using a framework based on the RAFI® Fundamental Index Methodology® ("RAFI"), which are held long in the model portfolio, and stocks selected based on market capitalization, which are held short in the model portfolio. The stocks held long and short in the RAE Worldwide Fundamental Advantage Model Portfolio are selected by the Fund's sub-adviser, Research Affiliates, LLC ("Sub-Adviser"), from a broad universe of companies across developed and developing countries which satisfy certain liquidity and capacity requirements. Under normal circumstances long and short equity total return swaps are used to obtain the exposures in the RAE Worldwide Fundamental Advantage Model Portfolio, which can be characterized as "market neutral" because the long and the short exposures are intended to offset one another, producing a net equity exposure that is approximately zero. At the same time, the Fund is designed to deliver the relative return of the stocks held long versus the stocks held short.

PIMCO FUNDS | PROSPECTUS	33

PIMCO RAE Worldwide Fundamental Advantage PLUS Fund

The Sub-Adviser uses the RAFI methodology as a starting point for portfolio construction for stocks held long in the model portfolio. The RAFI methodology is a non-capitalization method of creating and weighting an index of equity securities, within a defined market, that seeks to eliminate the potential overweighting of overpriced equity securities and underweighting of underpriced equity securities associated with market-capitalization equity indexes. Selections may be further refined through the use of additional analytic measures and processes designed to achieve enhanced risk-adjusted returns. Actual stock positions in the RAE Worldwide Fundamental Advantage Model Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically.

The Sub-Adviser provides investment advisory services in connection with the Fund's swap-based exposures to the RAE Worldwide Fundamental Advantage Model Portfolio by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with the RAE Worldwide Fundamental Advantage Model Portfolio for purposes of developing long and short equity total return swaps based on the RAE Worldwide Fundamental Advantage Model Portfolio. In a typical long swap agreement, the Fund will receive the total return of the RAE Worldwide Fundamental Advantage Model Portfolio long positions from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon short term interest rate. In a typical short equity swap agreement, the Fund will pay the total return of the RAE Worldwide Fundamental Advantage Model Portfolio short positions to the counterparty to the swap agreement in exchange for receiving from the counterparty an agreed upon short term interest rate.

Because the RAE Worldwide Fundamental Advantage Model Portfolio is a proprietary portfolio, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, or if swap pricing is unattractive or for other reasons, the Fund may invest in other instruments, "baskets" of stocks, or individual securities to replicate the performance of the RAE Worldwide Fundamental Advantage Model Portfolio. The Fund also may invest in exchange-traded funds.

The Fund seeks to remain exposed to the RAE Worldwide Fundamental Advantage Model Portfolio even when the value of the RAE Worldwide Fundamental Advantage Model Portfolio is declining.

In managing the Fund's investments in the AR Bond Alpha Strategy, PIMCO seeks to outperform any net residual cost of obtaining the long and short exposures in the RAE Worldwide Fundamental Advantage Model Portfolio, thereby enhancing the Fund's total return and return versus the benchmark (sometimes referred to as "alpha"). The AR Bond Alpha Strategy invests in a diversified portfolio of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The AR Bond Alpha Strategy is not designed to systematically provide bond market exposure, although the returns may (or may not) be positively correlated with the returns of the bond market.

The AR Bond Alpha Strategy seeks to maintain an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates among other factors. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In addition to duration, the AR Bond Alpha Strategy has flexibility with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a bond market index benchmark.

The Fund may invest, without limitation, in derivative instruments, such as currency options, futures, options on futures and swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may also invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. With respect to the AR Bond Alpha Strategy, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation), but may gain emerging markets exposure beyond this limit through other securities and instruments. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its foreign currency exposure from non-U.S. dollar-denominated Fixed Income Instruments to 35% of its total assets, but may gain foreign currency exposure beyond this limit through other securities and instruments. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its exposure (from non-U.S. dollar-denominated Fixed Income Instruments) to each non-U.S. currency to 10% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks. The Fund will invest in instruments that are economically tied to at least three countries (one of which may be the United States).

Principal Risks

It is possible to lose money on an investment in the Fund. In addition, under certain conditions, generally in a market where stocks held long in RAE Worldwide Fundamental Advantage Model Portfolio underperform relative to stocks held short in RAE Worldwide Fundamental Advantage Model Portfolio and/or where the AR Bond Alpha Strategy underperforms short term interest rates, the Fund may underperform the benchmark. The

34	PROSPECTUS | PIMCO FUNDS

Prospectus

principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations. For derivatives traded on exchanges, the primary credit risk is the creditworthiness of the Fund's clearing broker or the exchange itself

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk, and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from the issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO and Research Affiliates will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO, Research Affiliates and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

July 31, 2015 (as supplemented November 16, 2015) | PROSPECTUS	35

PIMCO RAE Worldwide Fundamental Advantage PLUS Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P, Class D, Class A and Class C shares (April 1, 2013), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's Administrative Class and Class R shares have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The Lipper Alternative Equity Market Neutral Funds Average is a total return performance average of funds tracked by Lipper, Inc. that employ portfolio strategies generating consistent returns in both up and down markets by selecting positions with a total net market exposure of zero.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

*The year-to-date return as of June 30, 2015 is -1.71%. For the periods shown in the bar chart, the highest quarterly return was 2.18% in the Q3 2013, and the lowest quarterly return was -2.27% in the Q2 2013.

Average Annual Total Returns (for periods ended 12/31/14)

	1 Year	Since Inception (11/30/2012)
Institutional Class Return Before Taxes	-1.91%	-0.08%
Institutional Class Return After Taxes on Distributions(1)	-2.53%	-0.95%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares(1)	-1.08%	-0.41%
Class P Return Before Taxes	-2.10%	-0.22%
Class D Return Before Taxes	-2.38%	-0.51%
Class A Return Before Taxes	-6.02%	-2.30%
Class C Return Before Taxes	-3.98%	-1.21%
3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)	0.24%	0.26%

Lipper Alternative Equity Market Neutral Funds Average (reflects no deductions for taxes)	1.92%	1.85%

(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

Investment Adviser/Portfolio Manager

PIMCO serves as the investment adviser for the Fund. Research Affiliates, LLC serves as the Fund's sub-adviser. The Fund's portfolio is jointly managed by Mohsen Fahmi, Sudi Mariappa and Robert D. Arnott. Each of Messrs. Fahmi and Mariappa is a Managing Director of PIMCO. Mr. Arnott is the Chairman and Founder of Research Affiliates, LLC. Messrs. Fahmi and Arnott have jointly managed the Fund since September 2014, and Mr. Mariappa has jointly managed the Fund since January 2015. Messrs. Fahmi and Mariappa are jointly responsible for the absolute return strategy and the equity portfolio replication process. Mr. Arnott is responsible for the selection of stocks within the underlying equity portfolio.

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the "Summary of Other Important Information Regarding Fund Shares" section on page 69 of this prospectus.

36	PROSPECTUS | PIMCO FUNDS

PIMCO RAE Worldwide Long/Short PLUS Fund

Investment Objective

The Fund seeks long-term capital appreciation, consistent with prudent investment management.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 84 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):

	Inst Class	Class P	Admin Class	Class D	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	None	None	None	None	1.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Inst Class	Class P	Admin Class	Class D	Class A	Class C	Class R
Management Fees	1.19%	1.29%	1.19%	1.34%	1.34%	1.34%	1.34%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%	0.25%	1.00%	0.50%
Total Annual Fund Operating Expenses	1.19%	1.29%	1.44%	1.59%	1.59%	2.34%	1.84%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class, Class D, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years
Institutional Class	$121	$378
Class P	$131	$409
Administrative Class	$147	$456
Class D	$162	$502
Class A	$703	$1,024
Class C	$337	$730
Class R	$187	$579

If you do not redeem your shares:

	1 Year	3 Years
Institutional Class	$121	$378
Class P	$131	$409
Administrative Class	$147	$456
Class D	$162	$502
Class A	$703	$1,024
Class C	$237	$730
Class R	$187	$579

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. For the period December 4, 2014 - March 31, 2015, the Fund's portfolio turnover rate was 136% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective under normal circumstances by obtaining long exposure to three separate stock portfolios representing developed and developing markets, short exposure to corresponding capitalization-weighted equity indexes, and complimenting this equity exposure with absolute return bond alpha strategy ("AR Bond Alpha Strategy"). The Fund normally will obtain long exposure to the RAE Low Volatility US Model Portfolio, RAE Low Volatility International Model Portfolio and the RAE Low Volatility Emerging Markets Model Portfolio (each, a "RAE Model Portfolio," and collectively, the "RAE Model Portfolios"). The stocks comprising the RAE Model Portfolios are selected by the Fund's sub-adviser, Research Affiliates, LLC ("Sub-Adviser"), from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Model Portfolios and short positions in swaps and futures are used to obtain exposure to capitalization-weighted indexes.

The Sub-Adviser uses the RAFI® Fundamental Index® ("RAFI") methodology as a starting point for portfolio construction. The RAFI methodology is a non-capitalization method of creating and weighting an index of equity securities, within a defined market, that seeks to eliminate the potential overweighting of overpriced equity securities and underweighting of underpriced equity securities associated with market-capitalization equity indexes. Selections are further refined based upon volatility and financial health, among other factors, in an effort to enhance returns and reduce portfolio volatility attributable to equity market downside risk. Actual stock positions in the RAE Model Portfolios, which drift apart from target weights as market prices change, are rebalanced to target weights periodically.

The Sub-Adviser provides investment advisory services in connection with the Fund's swap-based exposure to the RAE Model Portfolios by, among

PIMCO FUNDS | PROSPECTUS	37

PIMCO RAE Worldwide Long/Short PLUS Fund

other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with the relevant RAE Model Portfolio for purposes of developing equity total return swaps based on that RAE Model Portfolio. In a typical swap agreement, the Fund will receive the total return of the relevant RAE Model Portfolio from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon short-term interest rate.

Because the RAE Model Portfolios are proprietary portfolios, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, or if swap pricing is unattractive or for other reasons, the Fund may invest in other instruments, "baskets" of stocks, or individual securities to replicate the performance of the relevant RAE Model Portfolio. The Fund also may invest in exchange-traded funds.

The Fund seeks to remain exposed to the RAE Model Portfolios even when the values of the RAE Model Portfolios are declining.

The Fund will generally obtain short exposure to corresponding U.S., international and emerging market capitalization-weighted equity indexes through derivatives, such as futures contracts and total return swaps. This "long/short" approach is intended to hedge a portion to all of the equity risk exposures and to seek to capitalize on differences in performance of the RAE Model Portfolios compared with the corresponding capitalization-weighted equity indexes. The Fund generally will be long-biased, but will normally take such long and short positions simultaneously in a proportion determined by PIMCO.

In managing the Fund's investments in the AR Bond Alpha Strategy, PIMCO seeks to outperform the cost of obtaining equity exposures, thereby enhancing the Fund's total return and return versus the benchmark (sometimes referred to as "alpha"). The AR Bond Alpha Strategy invests in a diversified portfolio of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The AR Bond Alpha Strategy is not designed to systematically provide bond market exposure, although the returns may (or may not) be positively correlated with the returns of the bond market.

The AR Bond Alpha Strategy seeks to maintain an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates among other factors. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In addition to duration, the AR Bond Alpha Strategy has flexibility with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a bond market index benchmark.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset- backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities denominated in foreign (non-U.S.) currencies and in U.S. dollar-denominated securities of foreign (non-U.S.) issuers. With respect to the AR Bond Alpha Strategy, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). With respect to the AR Bond Alpha Strategy, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar- denominated securities or currencies) to 35% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks. The Fund will invest in instruments that are economically tied to at least three countries (one of which may be the United States).

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the RAE Model Portfolios underperform the corresponding capitalization weighted indexes and/or where the AR Bond Alpha Strategy underperforms short-term interest rates, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in securities designed to replicate the benchmark. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

New/Small Fund Risk: the risk that a new or smaller Fund's performance may not represent how the Fund is expected to or may perform in the long-term. In addition, new Funds have limited operating histories for investors to evaluate and new and smaller Funds may not attract sufficient assets to achieve investment and trading efficiencies

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be

38	PROSPECTUS | PIMCO FUNDS

Prospectus

forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations. For derivatives traded on exchanges, the primary credit risk is the creditworthiness of the Fund's clearing broker or the exchange itself

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk, and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from the issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO and Research Affiliates will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO, Research Affiliates and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund will be updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

July 31, 2015 (as supplemented November 16, 2015) | PROSPECTUS	39

PIMCO RAE Worldwide Long/Short PLUS Fund

Investment Adviser/Portfolio Managers

PIMCO serves as the investment adviser for the Fund. Research Affiliates, LLC serves as the Fund's sub-adviser. The Fund's portfolio is jointly managed by Mohsen Fahmi, Sudi Mariappa, Josh Davis and Robert D. Arnott. Each of Messrs. Fahmi and Mariappa is a Managing Director of PIMCO. Dr. Davis is an Executive Vice President of PIMCO. Mr. Arnott is the Chairman and Founder of Research Affiliates, LLC. Mr. Fahmi, Dr. Davis and Mr. Arnott have jointly managed the Fund since its inception in December 2014, and Mr. Mariappa has jointly managed the Fund since January 2015. Messrs. Fahmi and Mariappa and Dr. Davis are jointly responsible for the absolute return strategy and the equity portfolio replication process. Mr. Arnott is responsible for the selection of stocks within the underlying equity portfolios.

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the "Summary of Other Important Information Regarding Fund Shares" section on page 69 of this prospectus.

40	PROSPECTUS | PIMCO FUNDS

PIMCO StocksPLUS® Absolute Return Fund

Investment Objective

The Fund seeks total return which exceeds that of the S&P 500 Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 84 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):

	Inst Class	Class P	Admin Class	Class D	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	3.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	None	None	None	None	1.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Inst Class	Class P	Admin Class	Class D	Class A	Class C	Class R
Management Fees	0.64%	0.74%	0.64%	0.79%	0.79%	0.79%	0.79%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%	0.25%	1.00%	0.50%
Total Annual Fund Operating Expenses	0.64%	0.74%	0.89%	1.04%	1.04%	1.79%	1.29%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class, Class D, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$65	$205	$357	$798
Class P	$76	$237	$411	$918
Administrative Class	$91	$284	$493	$1,096
Class D	$106	$331	$574	$1,271
Class A	$477	$694	$927	$1,598
Class C	$282	$563	$970	$2,105
Class R	$131	$409	$708	$1,556

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$65	$205	$357	$798
Class P	$76	$237	$411	$918
Administrative Class	$91	$284	$493	$1,096
Class D	$106	$331	$574	$1,271
Class A	$477	$694	$927	$1,598
Class C	$182	$563	$970	$2,105
Class R	$131	$409	$708	$1,556

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 437% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances in S&P 500 Index derivatives, backed by a portfolio of Fixed Income Instruments. In managing the Fund's investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund normally uses S&P 500 Index derivatives instead of S&P 500 Index stocks to attempt to equal or exceed the daily performance of the S&P 500 Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. However, S&P 500 Index derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Pacific Investment Management Company LLC ("PIMCO") actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund seeks to remain invested in S&P 500

PIMCO FUNDS | PROSPECTUS	41

PIMCO StocksPLUS® Absolute Return Fund

Index derivatives or S&P 500 Index stocks even when the S&P 500 Index is declining.

Though the Fund does not normally invest directly in S&P 500 Index securities, when S&P 500 Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest all of its assets in a "basket" of S&P 500 Index stocks. The Fund also may invest in exchange-traded funds based on the S&P 500 Index, such as Standard & Poor's Depositary Receipts.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. The Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both S&P 500 Index derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations. For derivatives traded on exchanges, the primary credit risk is the creditworthiness of the Fund's clearing broker or the exchange itself

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk, and credit risk

42	PROSPECTUS | PIMCO FUNDS

Prospectus

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from the issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad- based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P Shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Administrative Class and Class R shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Super-Composite 1500 Index.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

*The year-to-date return as of June 30, 2015 is 1.16%. For the periods shown in the bar chart, the highest quarterly return was 25.83% in the Q2 2009, and the lowest quarterly return was -22.30% in the Q4 2008.

July 31, 2015 (as supplemented November 16, 2015) | PROSPECTUS	43

PIMCO StocksPLUS® Absolute Return Fund

Average Annual Total Returns (for periods ended 12/31/14)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	14.44%	19.49%	9.70%
Institutional Class Return After Taxes on Distributions(1)	8.62%	15.80%	5.78%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares(1)	11.07%	14.51%	6.10%
Class P Return Before Taxes	14.28%	19.36%	9.61%
Class D Return Before Taxes	14.00%	18.97%	9.26%
Class A Return Before Taxes	9.65%	18.10%	8.83%
Class C Return Before Taxes	12.16%	18.11%	8.45%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	13.69%	15.45%	7.67%

Lipper Large-Cap Core Funds Average (reflects no deductions for taxes)	11.35%	13.91%	7.06%

(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

Investment Adviser/Portfolio Manager

PIMCO serves as the investment adviser for the Fund. The Fund's portfolio is jointly managed by Mohsen Fahmi and Sudi Mariappa. Each of Messrs. Fahmi and Mariappa is a Managing Director of PIMCO. Mr. Fahmi has jointly managed the Fund since September 2014, and Mr. Mariappa has jointly managed the Fund since January 2015.

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the "Summary of Other Important Information Regarding Fund Shares" section on page 69 of this prospectus.

44	PROSPECTUS | PIMCO FUNDS

PIMCO StocksPLUS® Fund

Investment Objective

The Fund seeks total return which exceeds that of the S&P 500 Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 84 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):

	Inst Class	Class P	Admin Class	Class D	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	3.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	None	None	None	None	1.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Inst Class	Class P	Admin Class	Class D	Class A	Class C	Class R
Management Fees	0.50%	0.60%	0.50%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%	0.25%	0.75%	0.50%
Total Annual Fund Operating Expenses	0.50%	0.60%	0.75%	0.90%	0.90%	1.40%	1.15%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class, Class D, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$51	$160	$280	$628
Class P	$61	$192	$335	$750
Administrative Class	$77	$240	$417	$930
Class D	$92	$287	$498	$1,108
Class A	$463	$651	$855	$1,441
Class C	$243	$443	$766	$1,680
Class R	$117	$365	$633	$1,398

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$51	$160	$280	$628
Class P	$61	$192	$335	$750
Administrative Class	$77	$240	$417	$930
Class D	$92	$287	$498	$1,108
Class A	$463	$651	$855	$1,441
Class C	$143	$443	$766	$1,680
Class R	$117	$365	$633	$1,398

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 169% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances in S&P 500 Index derivatives, backed by a portfolio of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund normally uses S&P 500 Index derivatives in addition to or in place of S&P 500 Index stocks to attempt to equal or exceed the daily performance of the S&P 500 Index. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. However, S&P 500 Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Pacific Investment Management Company LLC ("PIMCO") actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which is normally not expected to exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund seeks to remain invested in S&P 500 Index derivatives or S&P 500 Index stocks even when the S&P 500 Index is declining.

Though the Fund does not normally invest directly in S&P 500 Index securities, when S&P 500 Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest all of its assets in a "basket" of S&P 500 Index stocks. The Fund also may invest in exchange-traded funds based on the S&P 500 Index, such as Standard & Poor's Depositary Receipts.

PIMCO FUNDS | PROSPECTUS	45

PIMCO StocksPLUS® Fund

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 10% limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest, together with any other investments denominated in foreign currencies, up to 30% of its total assets in such instruments). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both S&P 500 Index derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations. For derivatives traded on exchanges, the primary credit risk is the creditworthiness of the Fund's clearing broker or the exchange itself

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk, and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

46	PROSPECTUS | PIMCO FUNDS

Prospectus

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from the issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For the period prior to the inception date of the Class P shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

*The year-to-date return as of June 30, 2015 is 1.57%. For the periods shown in the bar chart, the highest quarterly return was 24.70% in the Q2 2009, and the lowest quarterly return was -25.89% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/14)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	14.26%	17.18%	8.00%
Institutional Class Return After Taxes on Distributions(1)	9.76%	13.18%	5.37%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares(1)	11.36%	12.50%	5.41%
Class P Return Before Taxes	14.10%	17.04%	7.93%
Administrative Class Return Before Taxes	13.85%	16.98%	7.77%
Class D Return Before Taxes	13.82%	16.72%	7.58%
Class A Return Before Taxes	9.44%	16.02%	7.24%
Class C Return Before Taxes	12.28%	16.15%	7.04%
Class R Return Before Taxes	13.50%	16.46%	7.32%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	13.69%	15.45%	7.67%

Lipper Large-Cap Core Funds Average (reflects no deductions for taxes)	11.35%	13.91%	7.06%

(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

July 31, 2015 (as supplemented November 16, 2015) | PROSPECTUS	47

PIMCO StocksPLUS® Fund

Investment Adviser/Portfolio Manager

PIMCO serves as the investment adviser for the Fund.  The Fund's portfolio is managed by Sudi Mariappa. Mr. Mariappa is a Managing Director of PIMCO, and he has managed the Fund since September 2014.

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the "Summary of Other Important Information Regarding Fund Shares" section on page 69 of this prospectus.

48	PROSPECTUS | PIMCO FUNDS

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Investment Objective

The Fund seeks total return which exceeds that of its benchmark index consistent with prudent investment management.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 84 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):

	Inst Class	Class P	Admin Class	Class D	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	3.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	None	None	None	None	1.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Inst Class	Class P	Admin Class	Class D	Class A	Class C	Class R
Management Fees	0.75%	0.85%	0.75%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%	0.25%	1.00%	0.50%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(1)	0.76%	0.86%	1.01%	1.16%	1.16%	1.91%	1.41%
[1]

Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class, Class D, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$78	$243	$422	$942
Class P	$88	$274	$477	$1,061
Administrative Class	$103	$322	$558	$1,236
Class D	$118	$368	$638	$1,409
Class A	$489	$730	$989	$1,731
Class C	$294	$600	$1,032	$2,233
Class R	$144	$446	$771	$1,691

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$78	$243	$422	$942
Class P	$88	$274	$477	$1,061
Administrative Class	$103	$322	$558	$1,236
Class D	$118	$368	$638	$1,409
Class A	$489	$730	$989	$1,731
Class C	$194	$600	$1,032	$2,233
Class R	$144	$446	$771	$1,691

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 814% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. In managing the Fund's investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar- denominated securities or currencies) to 20% of its total assets. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund's benchmark index is the Morgan Stanley Capital International Europe, Australasia and Far East ("EAFE") Net Dividend Index, hedged to U.S. dollars (the "Index"). The Fund normally uses equity derivatives instead of stocks to attempt to equal or exceed the daily performance of the Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of equity derivatives should closely track changes in the value of underlying securities or indices.

PIMCO FUNDS | PROSPECTUS	49

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

However, derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Pacific Investment Management Company LLC ("PIMCO") actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Index is an unmanaged index of issuers in countries of Europe, Australia and the Far East represented in U.S. dollars on a hedged basis. The Fund seeks to remain invested in equity derivatives and/or stocks even when the Index is declining. The Fund may invest in non-U.S. equities or non-U.S. equity derivatives that do not comprise the Index.

The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks. The Fund also may invest in exchange-traded funds.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Fund may invest in mortgage-related securities rated below B). With respect to the Fund's fixed income investments, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. With respect to the Fund's fixed income investments, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Fund's fixed income investments, the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). With respect to the Fund's fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. With respect to the Fund's fixed income investments, the Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. With respect to the Fund's fixed income investments, the Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The

50	PROSPECTUS | PIMCO FUNDS

Prospectus

Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations. For derivatives traded on exchanges, the primary credit risk is the creditworthiness of the Fund's clearing broker or the exchange itself

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk, and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from the issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (March 9, 2012), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Administrative Class and Class R shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The MSCI EAFE Net Dividend Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. The Lipper International Multi-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time and typically have 25% to 75% of their assets invested in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th-largest company in the S&P/Citigroup World ex-U.S. Broad Market Index.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

July 31, 2015 (as supplemented November 16, 2015) | PROSPECTUS	51

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Calendar Year Total Returns — Institutional Class*

*The year-to-date return as of June 30, 2015 is 8.31%. For the periods shown in the bar chart, the highest quarterly return was 27.71% in the Q2 2009, and the lowest quarterly return was -17.37% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/14)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	5.64%	11.37%	9.02%
Institutional Class Return After Taxes on Distributions(1)	0.67%	6.01%	4.75%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares(1)	3.21%	6.54%	5.31%
Class P Return Before Taxes	5.61%	11.27%	8.94%
Class D Return Before Taxes	5.38%	10.96%	8.59%
Class A Return Before Taxes	1.42%	9.70%	7.97%
Class C Return Before Taxes	3.57%	10.14%	7.81%
MSCI EAFE Net Dividend Hedged USD Index (reflects no deductions for fees, expenses or taxes)	5.67%	7.87%	6.03%

Lipper International Multi-Cap Core Funds Average (reflects no deductions for taxes)	-4.78%	5.40%	4.30%

(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

Investment Adviser/Portfolio Manager

PIMCO serves as the investment adviser for the Fund. The Fund's portfolio is jointly managed by Mohsen Fahmi and Sudi Mariappa. Each of Messrs. Fahmi and Mariappa is a Managing Director of PIMCO, and Messrs. Fahmi and Mariappa have jointly managed the Fund since January 2015.

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the "Summary of Other Important Information Regarding Fund Shares" section on page 69 of this prospectus.

52	PROSPECTUS | PIMCO FUNDS

PIMCO StocksPLUS® International Fund (Unhedged)

Investment Objective

The Fund seeks total return which exceeds that of its benchmark index consistent with prudent investment management.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 84 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):

	Inst Class	Class P	Admin Class	Class D	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	3.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	None	None	None	None	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Inst Class	Class P	Admin Class	Class D	Class A	Class C
Management Fees	0.64%	0.74%	0.64%	0.79%	0.79%	0.79%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%	0.25%	1.00%
Total Annual Fund Operating Expenses	0.64%	0.74%	0.89%	1.04%	1.04%	1.79%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class, Class D, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$65	$205	$357	$798
Class P	$76	$237	$411	$918
Administrative Class	$91	$284	$493	$1,096
Class D	$106	$331	$574	$1,271
Class A	$477	$694	$927	$1,598
Class C	$282	$563	$970	$2,105

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$65	$205	$357	$798
Class P	$76	$237	$411	$918
Administrative Class	$91	$284	$493	$1,096
Class D	$106	$331	$574	$1,271
Class A	$477	$694	$927	$1,598
Class C	$182	$563	$970	$2,105

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 449% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. In managing the Fund's investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund's benchmark index is the Morgan Stanley Capital International Europe Australasia Far East ("EAFE") Net Dividend Index (the "Index"). The Fund normally uses equity derivatives instead of stocks to attempt to equal or exceed the daily performance of the Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Pacific Investment Management Company LLC ("PIMCO") actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Index is an unmanaged index of issuers in countries of Europe, Australia and the Far East represented in U.S. dollars on an unhedged basis. The Fund seeks to remain invested in equity derivatives and/or stocks even when the

PIMCO FUNDS | PROSPECTUS	53

PIMCO StocksPLUS® International Fund (Unhedged)

Index is declining. The Fund may invest in non-U.S. equities or non-U.S. equity derivatives that do not comprise the Index.

The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks. The Fund also may invest in exchange-traded funds. The Fund's equity exposure will not be hedged into U.S. dollars.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Fund may invest in mortgage-related securities rated below B). With respect to the Fund's fixed income investments, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. With respect to the Fund's fixed income investments, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Fund's fixed income investments, the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). With respect to the Fund's fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. With respect to the Fund's fixed income investments, the Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. With respect to the Fund's fixed income investments, the Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations. For derivatives traded on exchanges, the primary credit risk is the creditworthiness of the Fund's clearing broker or the exchange itself

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

54	PROSPECTUS | PIMCO FUNDS

Prospectus

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk, and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from the issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad- based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The MSCI EAFE Net Dividend Index (USD Unhedged) is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a unhedged basis. The Lipper International Multi-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time and typically have 25% to 75% of their assets invested in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th-largest company in the S&P/Citigroup World ex-U.S. Broad Market Index.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

*The year-to-date return as of June 30, 2015 is 5.54%. For the periods shown in the bar chart, the highest quarterly return was 35.87% in the Q2 2009, and the lowest quarterly return was -22.93% in the Q3 2008.

July 31, 2015 (as supplemented November 16, 2015) | PROSPECTUS	55

PIMCO StocksPLUS® International Fund (Unhedged)

Average Annual Total Returns (for periods ended 12/31/14)

	1 Year	5 Years	Since Inception (11/30/2006)
Institutional Class Return Before Taxes	-4.87%	9.02%	4.77%
Institutional Class Return After Taxes on Distributions(1)	-7.02%	5.57%	0.96%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares(1)	-2.65%	5.61%	2.09%
Class P Return Before Taxes	-4.78%	8.99%	4.71%
Administrative Class Return Before Taxes	-4.95%	8.93%	4.61%
Class D Return Before Taxes	-5.21%	8.63%	4.34%
Class A Return Before Taxes	-8.61%	7.79%	3.87%
Class C Return Before Taxes	-6.67%	7.83%	3.58%
MSCI EAFE Net Dividend Index (USD Unhedged) (reflects no deductions for fees, expenses or taxes)	-4.90%	5.33%	1.29%

Lipper International Multi-Cap Core Funds Average (reflects no deductions for taxes)	-4.78%	5.40%	1.29%

(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

Investment Adviser/Portfolio Manager

PIMCO serves as the investment adviser for the Fund. The Fund's portfolio is jointly managed by Mohsen Fahmi and Sudi Mariappa. Each of Messrs. Fahmi and Mariappa is a Managing Director of PIMCO. Mr. Fahmi has jointly managed the Fund since September 2014, and Mr. Mariappa has jointly managed the Fund since January 2015.

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the "Summary of Other Important Information Regarding Fund Shares" section on page 69 of this prospectus.

56	PROSPECTUS | PIMCO FUNDS

PIMCO StocksPLUS® Long Duration Fund

Investment Objective

The Fund seeks total return which exceeds that of its benchmarks, consistent with prudent investment management.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 84 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):

	Inst Class	Class P	Admin Class	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Inst Class	Class P	Admin Class	Class A
Management Fees	0.59%	0.69%	0.59%	0.74%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%
Other Expenses(1)	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses(2)	0.61%	0.71%	0.86%	1.01%
[1]

"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to Pacific Investment Management Company LLC ("PIMCO"). Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.

[2]	Total Annual Fund Operating Expenses excluding interest expense is 0.59%, 0.69%, 0.84% and 0.99% for Institutional Class, Class P, Administrative Class and Class A shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class A shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$62	$195	$340	$762
Class P	$73	$227	$395	$883
Administrative Class	$88	$274	$477	$1,061
Class A	$474	$684	$912	$1,565

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$62	$195	$340	$762
Class P	$73	$227	$395	$883
Administrative Class	$88	$274	$477	$1,061
Class A	$474	$684	$912	$1,565

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 91% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of its benchmark indexes, the S&P 500 Index and a secondary blended index (as described below, and together with the S&P 500 Index, the "Indexes"), by investing under normal circumstances in S&P 500 Index derivatives, backed by a diversified portfolio of long-term Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund normally uses S&P 500 Index derivatives instead of S&P 500 Index stocks to attempt to equal or exceed the daily performance of the Indexes. The Fund typically will seek to gain long exposure to the S&P 500 Index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. However, S&P 500 Index derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Pacific Investment Management Company LLC ("PIMCO") actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Long-Term Government/Credit Index, as calculated by PIMCO, which as of June 30, 2015 was 13.97 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S.

PIMCO FUNDS | PROSPECTUS	57

PIMCO StocksPLUS® Long Duration Fund

common stocks. The Fund seeks to remain invested in S&P 500 Index derivatives and/or S&P 500 Index stocks even when the S&P 500 Index is declining.

Though the Fund does not normally invest directly in S&P 500 Index securities, when S&P 500 Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest all of its assets in a "basket" of S&P 500 Index stocks. The Fund also may invest in exchange-traded funds based on the S&P 500 Index, such as Standard & Poor's Depositary Receipts.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest, together with any other investments denominated in foreign currencies, up to 30% of its total assets in such instruments). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both S&P 500 Index derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations. For derivatives traded on exchanges, the primary credit risk is the creditworthiness of the Fund's clearing broker or the exchange itself

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk, and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and

58	PROSPECTUS | PIMCO FUNDS

Prospectus

auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from the issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the S&P 500 Index. The Fund's secondary benchmark is a blend constructed by adding the returns of the S&P 500 Index to the Barclays Long-Term Government/Credit Index and subtracting 3-Month LIBOR (London Interbank Offered Rate). This blend is intended to represent a portfolio which obtains 100% exposure to the S&P 500 Index via derivatives in exchange for the payment of 3-Month LIBOR, and invests the capital in a long duration bond portfolio. The portfolio manager believes that this self-blended benchmark reflects the Fund's investment strategy more accurately than the S&P 500 Index.

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad- based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Fund's Class P, Administrative Class and Class A shares have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The secondary benchmark is a blend constructed by adding the returns of the S&P 500 Index to the Barclays Long-Term Government/Credit Index and substracting 3-month LIBOR. The Barclays Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. The 3 Month LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The Lipper Specialty Diversified Equity Funds Average is a total return performance average of funds tracked by Lipper, Inc., that, by portfolio practice, invest in all market capitalization ranges without restriction. These funds typically have distinctly different strategies and performance, resulting in a low coefficient of determination (r-squared) compared to other U.S. diversified equity funds.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

*The year-to-date return as of June 30, 2015 is -3.38%. For the periods shown in the bar chart, the highest quarterly return was 24.82% in the Q3 2009, and the lowest quarterly return was -17.14% in the Q1 2009.

July 31, 2015 (as supplemented November 16, 2015) | PROSPECTUS	59

PIMCO StocksPLUS® Long Duration Fund

Average Annual Total Returns (for periods ended 12/31/14)

	1 Year	5 Years	Since Inception (08/31/2007)
Institutional Class Return Before Taxes	34.23%	25.70%	14.96%
Institutional Class Return After Taxes on Distributions(1)	25.08%	17.34%	9.16%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares(1)	21.45%	17.48%	9.69%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	13.69%	15.45%	6.96%
S&P 500 Index + Barclays Long-Term Government/Credit Index - 3 Month LIBOR (reflects no deductions for fees, expenses or taxes)	35.75%	26.98%	15.03%

Lipper Specialty Diversified Equity Funds Average (reflects no deductions for taxes)	-0.06%	-4.61%	-3.27%

(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

Investment Adviser/Portfolio Manager

PIMCO serves as the investment adviser for the Fund. The Fund's portfolio is managed by Stephen Rodosky. Mr. Rodosky is a Managing Director of PIMCO, and he has managed the Fund since its inception in August 2007.

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the "Summary of Other Important Information Regarding Fund Shares" section on page 69 of this prospectus.

60	PROSPECTUS | PIMCO FUNDS

PIMCO StocksPLUS® Short Fund

Investment Objective

The Fund seeks total return through the implementation of short investment positions on the S&P 500 Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 84 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):

	Inst Class	Class P	Admin Class	Class D	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	3.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	None	None	None	None	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Inst Class	Class P	Admin Class	Class D	Class A	Class C
Management Fees	0.64%	0.74%	0.64%	0.79%	0.79%	0.79%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%	0.25%	1.00%
Total Annual Fund Operating Expenses	0.64%	0.74%	0.89%	1.04%	1.04%	1.79%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class, Class D, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$65	$205	$357	$798
Class P	$76	$237	$411	$918
Administrative Class	$91	$284	$493	$1,096
Class D	$106	$331	$574	$1,271
Class A	$477	$694	$927	$1,598
Class C	$282	$563	$970	$2,105

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$65	$205	$357	$798
Class P	$76	$237	$411	$918
Administrative Class	$91	$284	$493	$1,096
Class D	$106	$331	$574	$1,271
Class A	$477	$694	$927	$1,598
Class C	$182	$563	$970	$2,105

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 403% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in short positions with respect to the S&P 500 Index (the "Index") or specific Index securities, backed by a portfolio of Fixed Income Instruments, such that the Fund's net asset value may vary inversely with the value of the Index on a daily basis, subject to certain limitations summarized below. In managing the Fund's investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will generally benefit when the price of the Index is declining. When the Index is rising, the Fund will generally not perform as well. Fixed Income Instruments owned by the Fund may also benefit or detract from the Fund's net asset value. The Fund is designed for investors seeking to take advantage of declines in the value of the Index, or investors wishing to hedge existing long equity positions. However, the Fund is not designed or expected to produce returns which replicate the inverse of the performance of the Index due to compounding, Pacific Investment Management Company LLC's ("PIMCO") active management, Fund fees and expenses and other factors discussed below.

The Fund will maintain short positions through the use of a combination of derivatives, including options, futures, options on futures, and swaps. The Fund may invest, without limitation, in such instruments. While the Fund will, under normal circumstances, invest primarily in Index short positions backed by a portfolio of Fixed Income Instruments, PIMCO may reduce the Fund's exposure to Index short positions when PIMCO deems it appropriate to do so. Additionally, the Fund may purchase call options on Index futures contracts or on other similar Index derivatives in an effort to limit the total potential decline in the Fund's net asset value during a market in which prices of securities are rising or expected to rise. Because the Fund invests

PIMCO FUNDS | PROSPECTUS	61

PIMCO StocksPLUS® Short Fund

primarily in short positions, gains and losses in the Fund will primarily be taxable as short-term gains or losses. However, a portion of the gains or losses from certain types of derivatives, including futures contracts on broad-based stock indexes in which the Fund may choose to invest, will be taxable as long-term gains or losses.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. PIMCO actively manages the fixed income assets held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates.  The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. The Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Although the Fund uses derivatives and other short positions to gain exposures that may vary inversely with the performance of the Index on a daily basis, the Fund as a whole is not designed or expected to produce returns which replicate the inverse of the performance of the Index, and the degree of variation could be substantial, particularly over longer periods.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, even if the value of the Index is declining (which could be beneficial to the Fund's short strategy), this could be offset by declining values of Fixed Income Instruments held by the Fund. Conversely, it is possible that rising fixed income securities prices could be offset by a rising Index (which could lead to losses in a short strategy). In either scenario the Fund may experience losses. In a market where the value of the Index is rising and the Fund's Fixed Income Instrument holdings are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Inverse Correlation and Compounding Risk: the risk that the Fund's performance may vary substantially from the inverse performance of the Index for a number of reasons, including the effects of compounding on the performance of the Fund's derivatives short positions for periods greater than one day, the results of PIMCO's active management of the Fund (including income and gains or losses from Fixed Income Instruments and variations in the Fund's level of short exposure) and that derivatives positions in general may not correlate exactly with an index

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and

62	PROSPECTUS | PIMCO FUNDS

Prospectus

may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations. For derivatives traded on exchanges, the primary credit risk is the creditworthiness of the Fund's clearing broker or the exchange itself

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk, and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from the issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the S&P 500 Index. The Fund's performance may vary inversely with the value of the S&P 500 Index on a daily basis, subject to certain limitations. The Fund's secondary benchmark is the Inverse of S&P 500 Index. The Fund believes that the secondary benchmark reflects the Fund's investment strategy more accurately than the S&P 500 Index. It may be reasonable to expect significant differences between the Fund's performance and that of the secondary benchmark, as well as potentially significant differences between the Fund's primary and secondary benchmarks due to compounding and other considerations.

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (January 29, 2010) and Class D, Class A and Class C shares (July 31, 2006), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The Fund's performance may vary inversely with the value of the index on a daily basis, subject to certain limitations. Effective July 31, 2009, the Fund selected the S&P 500 Index as its primary benchmark in replacement of the Inverse of the S&P 500 Index, which the Fund retains as its secondary benchmark. The Fund added the S&P 500 Index to facilitate a comparison of the Fund's performance to the S&P 500 Index. The Inverse of the S&P 500 Index is the negative equivalent of the return of the S&P 500 Index. The Lipper Dedicated Short-Bias Fund Average is a total return performance average of funds tracked by Lipper, Inc. that employ portfolio strategies consistently creating a "net short" exposure to the market. This classification also includes short-only funds, i.e., funds that pursue short sales of stock or stock index options.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance

July 31, 2015 (as supplemented November 16, 2015) | PROSPECTUS	63

PIMCO StocksPLUS® Short Fund

page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

*The year-to-date return as of June 30, 2015 is -1.53%. For the periods shown in the bar chart, the highest quarterly return was 25.08% in the Q4 2008, and the lowest quarterly return was -10.82% in the Q4 2010.

Average Annual Total Returns (for periods ended 12/31/14)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	-11.43%	-11.55%	-3.60%
Institutional Class Return After Taxes on Distributions(1)	-12.01%	-12.14%	-5.36%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares(1)	-6.44%	-8.32%	-1.47%
Class P Return Before Taxes	-11.51%	-11.64%	-3.68%
Class D Return Before Taxes	-12.08%	-11.94%	-4.02%
Class A Return Before Taxes	-15.10%	-12.61%	-4.38%
Class C Return Before Taxes	-13.26%	-12.59%	-4.74%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	13.69%	15.45%	7.67%
Inverse of S&P 500 Index (reflects no deductions for fees, expenses or taxes)	-12.72%	-14.98%	-9.15%

Lipper Dedicated Short-Bias Fund Average (reflects no deductions for taxes)	-13.93%	-25.82%	-17.67%

(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

Investment Adviser/Portfolio Manager

PIMCO serves as the investment adviser for the Fund. The Fund's portfolio is jointly managed by Mohsen Fahmi and Sudi Mariappa. Each of Messrs. Fahmi and Mariappa is a Managing Director of PIMCO. Mr. Fahmi has jointly managed the Fund since September 2014, and Mr. Mariappa has jointly managed the Fund since January 2015.

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the "Summary of Other Important Information Regarding Fund Shares" section on page 69 of this prospectus.

64	PROSPECTUS | PIMCO FUNDS

PIMCO StocksPLUS® Small Fund

Investment Objective

The Fund seeks total return which exceeds that of the Russell 2000® Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 84 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):

	Inst Class	Class P	Admin Class	Class D	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	3.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	None	None	None	None	1.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Inst Class	Class P	Admin Class	Class D	Class A	Class C	Class R
Management Fees	0.69%	0.79%	0.69%	0.84%	0.84%	0.84%	0.84%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%	0.25%	1.00%	0.50%
Other Expenses(1)	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(2)	0.70%	0.80%	0.95%	1.10%	1.10%	1.85%	1.35%
[1]

"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to Pacific Investment Management Company LLC ("PIMCO"). Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.

[2]

Total Annual Fund Operating Expenses excluding interest expense is 0.69%, 0.79%,  0.94%, 1.09%, 1.09%, 1.84% and 1.34% for Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class, Class D, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$72	$224	$390	$871
Class P	$82	$255	$444	$990
Administrative Class	$97	$303	$525	$1,166
Class D	$112	$350	$606	$1,340
Class A	$483	$712	$958	$1,665
Class C	$288	$582	$1,001	$2,169
Class R	$137	$428	$739	$1,624

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$72	$224	$390	$871
Class P	$82	$255	$444	$990
Administrative Class	$97	$303	$525	$1,166
Class D	$112	$350	$606	$1,340
Class A	$483	$712	$958	$1,665
Class C	$188	$582	$1,001	$2,169
Class R	$137	$428	$739	$1,624

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 434% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of the Russell 2000® Index by investing under normal circumstances in Russell 2000® Index derivatives, backed by a diversified portfolio of Fixed Income Instruments actively managed by Pacific Investment Management Company LLC ("PIMCO"). In managing the Fund's investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund normally uses Russell 2000® Index derivatives instead of Russell 2000® Index stocks to attempt to equal or exceed the performance of the Russell 2000® Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of Russell 2000® Index derivatives should closely track changes in the value of the index. However, Russell 2000® Index derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in

PIMCO FUNDS | PROSPECTUS	65

PIMCO StocksPLUS® Small Fund

Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index. As of June 30, 2014, the Russell 2000® Index's average market capitalization (dollar-weighted) was $1.07 billion. The Fund seeks to remain invested in Russell 2000® Index derivatives or Russell 2000® Index stocks even when the Russell 2000® Index is declining.

Though the Fund does not normally invest directly in Russell 2000® Index securities, when Russell 2000® Index derivatives appear to be overvalued relative to the Russell 2000® Index, the Fund may invest all of its assets in a "basket" of Russell 2000® Index stocks. The Fund also may invest in exchange-traded funds based on the Russell 2000® Index.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. With respect to the Fund's fixed income investments, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). With respect to the Fund's fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. With respect to the Fund's fixed income investments, the Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. With respect to the Fund's fixed income investments, the Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Russell 2000® Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of Russell 2000® Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The

66	PROSPECTUS | PIMCO FUNDS

Prospectus

Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations. For derivatives traded on exchanges, the primary credit risk is the creditworthiness of the Fund's clearing broker or the exchange itself

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk, and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from the issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), Administrative Class shares (June 30, 2014) and Class D, Class A and Class C shares (July 31, 2006), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. Class R shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000 Index and is considered to be representative of the small cap market in general. The Lipper Small-Cap Core Funds Average is a total performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper's USDE small-cap ceiling. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

July 31, 2015 (as supplemented November 16, 2015) | PROSPECTUS	67

PIMCO StocksPLUS® Small Fund

Calendar Year Total Returns — Institutional Class*

*The year-to-date return as of June 30, 2015 is 5.22%. For the periods shown in the bar chart, the highest quarterly return was 30.73% in the Q2 2009, and the lowest quarterly return was -24.61% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/14)

	1 Year	5 Years	Since Inception (03/31/2006)
Institutional Class Return Before Taxes	6.29%	20.04%	11.70%
Institutional Class Return After Taxes on Distributions(1)	2.47%	15.75%	7.47%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares(1)	5.00%	14.41%	7.37%
Class P Return Before Taxes	6.28%	19.90%	11.57%
Administrative Class Return Before Taxes	6.07%	19.75%	11.43%
Class D Return Before Taxes	5.86%	19.57%	11.26%
Class A Return Before Taxes	1.97%	18.67%	10.82%
Class C Return Before Taxes	4.18%	18.70%	10.43%
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	4.89%	15.55%	6.76%

Lipper Small-Cap Core Funds Average (reflects no deductions for taxes)	3.93%	14.53%	6.54%

(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

Investment Adviser/Portfolio Manager

PIMCO serves as the investment adviser for the Fund. The Fund's portfolio is jointly managed by Mohsen Fahmi and Sudi Mariappa. Each of Messrs. Fahmi and Mariappa is a Managing Director of PIMCO. Mr. Fahmi has jointly managed the Fund since September 2014, and Mr. Mariappa has jointly managed the Fund since January 2015.

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the "Summary of Other Important Information Regarding Fund Shares" section on page 69 of this prospectus.

68	PROSPECTUS | PIMCO FUNDS

Summary of Other Important Information Regarding Fund Shares

Purchase and Sale of Fund Shares

Fund shares may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Fund shares are processed at the net asset value next calculated after an order is received by the Fund.

Institutional Class, Class P, Administrative Class and Class D

The minimum initial investment for Institutional Class, Class P or Administrative Class shares of the Fund is $1 million, except that the minimum initial investment may be modified for certain financial firms that submit orders on behalf of their customers.

The minimum initial investment for Class D shares of the Fund is $1,000, except that the minimum initial investment may be modified for certain financial firms that submit orders on behalf of their customers. The minimum subsequent investment for Class D shares is $50.

You may sell (redeem) all or part of your Institutional Class, Class P, Administrative Class and Class D shares of the Fund on any business day. If you are the registered owner of the shares on the books of the Fund, depending on the elections made on the Account Application, you may sell by:

■

Sending a written request by mail to:
PIMCO Funds c/o BFDS Midwest
330 W. 9th Street, Kansas City, MO 64105

■

Calling us at 888.87.PIMCO and a Shareholder Services associate will assist you

■

Sending a fax to our Shareholder Services department at 816.421.2861

■

Sending an e-mail to pimcoteam@bfdsmidwest.com

Class A, Class C and Class R

The minimum initial investment for Class A and Class C shares of the Fund is $1,000. The minimum subsequent investment for Class A and Class C shares is $50. The minimum initial investment may be modified for certain financial firms that submit orders on behalf of their customers. You may purchase or sell (redeem) all or part of your Class A and Class C shares through a broker-dealer, or other financial firm, or, if you are the registered owner of the shares on the books of the Fund, by regular mail to PIMCO Funds, P.O. Box 55060, Boston, MA 02205-5060 or overnight mail to PIMCO Funds, c/o Boston Financial Data Services, Inc., 30 Dan Road, Canton, MA 02021-2809. The Fund reserves the right to require payment by wire or U.S. Bank check in connection with accounts opened directly with the Fund by Account Application.

There is no minimum initial or minimum subsequent investment in Class R shares because Class R shares may only be purchased through omnibus accounts for specified benefit plans. Specified benefit plans that wish to invest directly by mail should send a check payable to the PIMCO Family of Funds, along with a completed Account Application, by regular mail to PIMCO Funds, P.O. Box 55060, Boston, MA 02205-5060 or overnight mail to PIMCO Funds, c/o Boston Financial Data Services, Inc., 30 Dan Road, Canton, MA 02021-2809.

Tax Information

The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxable upon withdrawal.

Payments to Broker-Dealers and Other Financial Firms

If you purchase shares of the Fund through a broker-dealer or other financial firm (such as a bank), the Fund and/or its related companies (including PIMCO) may pay the financial firm for the sale of those shares of the Fund and/or related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial firm and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial firm's Web site for more information.

July 31, 2015 (as supplemented November 16, 2015) | PROSPECTUS	69

PIMCO Funds

Description of Principal Risks

The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries. The principal risks are described in this section. Each Fund may be subject to additional risks other than those identified and described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under "Characteristics and Risks of Securities and Investment Techniques." That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Principal Risk	PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO RAE Fundamental PLUS EMG Fund	PIMCO RAE Fundamental PLUS Fund	PIMCO RAE Fundamental PLUS International Fund	PIMCO RAE Fundamental PLUS Small Fund	PIMCO RAE Low Volatility PLUS EMG Fund
New/Small Fund	–	–	–	–	–	–
Interest Rate	x	x	x	x	x	x
Call	x	x	x	x	x	x
Credit	x	x	x	x	x	x
High Yield	x	x	x	x	x	x
Market	x	x	x	x	x	x
Issuer	x	x	x	x	x	x
Liquidity	x	x	x	x	x	x
Derivatives	x	x	x	x	x	x
Equity	x	x	x	x	x	x
Mortgage-Related and Other Asset-Backed Securities	x	x	x	x	x	x
Foreign (Non-U.S.) Investment	x	x	x	x	x	x
Emerging Markets	x	x	x	x	x	x
Sovereign Debt	x	x	x	x	x	x
Currency	x	x	x	x	x	x
Leveraging	x	x	x	x	x	x
Smaller Company	–	–	–	–	x	–
Management	x	x	x	x	x	x
Small-Cap and Mid-Cap Company	–	–	–	–	–	–
Short Sale	x	x	x	x	x	x
Inverse Correlation and Compounding	–	–	–	–	–	–

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Principal Risk	PIMCO RAE Low Volatility PLUS Fund	PIMCO RAE Low Volatility PLUS International Fund	PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	PIMCO RAE Worldwide Long/Short PLUS Fund	PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® Fund
New/Small Fund	–	–	–	x	–	–
Interest Rate	x	x	x	x	x	x
Call	x	x	x	x	x	x
Credit	x	x	x	x	x	x
High Yield	x	x	x	x	x	x
Market	x	x	x	x	x	x
Issuer	x	x	x	x	x	x
Liquidity	x	x	x	x	x	x
Derivatives	x	x	x	x	x	x
Equity	x	x	x	x	x	x
Mortgage-Related and Other Asset-Backed Securities	x	x	x	x	x	x
Foreign (Non-U.S.) Investment	x	x	x	x	x	x
Emerging Markets	x	x	x	x	x	x
Sovereign Debt	x	x	x	x	x	x
Currency	x	x	x	x	x	x
Leveraging	x	x	x	x	x	x
Smaller Company	–	–	–	–	–	–
Management	x	x	x	x	x	x
Small-Cap and Mid-Cap Company	–	–	x	–	–	–
Short Sale	x	x	x	x	x	x
Inverse Correlation and Compounding	–	–	–	–	–	–

Principal Risk	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund
New/Small Fund	–	–	–	–	–
Interest Rate	x	x	x	x	x
Call	x	x	x	x	x
Credit	x	x	x	x	x
High Yield	x	x	x	x	x
Market	x	x	x	x	x
Issuer	x	x	x	x	x
Liquidity	x	x	x	x	x
Derivatives	x	x	x	x	x
Equity	x	x	x	x	x
Mortgage-Related and Other Asset-Backed Securities	x	x	x	x	x
Foreign (Non-U.S.) Investment	x	x	x	x	x
Emerging Markets	x	x	x	x	x
Sovereign Debt	x	x	x	x	x
Currency	x	x	x	x	x
Leveraging	x	x	x	x	x
Smaller Company	–	–	–	–	x
Management	x	x	x	x	x
Small-Cap and Mid-Cap Company	–	–	–	–	–
Short Sale	x	x	x	x	x
Inverse Correlation and Compounding	–	–	–	x	–

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New/Small Fund Risk

A new or smaller Fund's performance may not represent how the Fund is expected to or may perform in the long-term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller Funds. New and smaller Funds may also require a period of time before they are fully invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Fund performance may be lower or higher during this "ramp-up" period, and may also be more volatile, than would be the case after the Fund is fully invested. Similarly, a new or smaller Fund's investment strategy may require a longer period of time to show returns that are representative of the strategy. New Funds have limited performance histories for investors to evaluate and new and smaller Funds may not attract sufficient assets to achieve investment and trading efficiencies. If a new or smaller Fund were to fail to successfully implement its investment strategies or achieve its investment objective, performance may be negatively impacted, and any resulting liquidation could create negative transaction costs for the Fund and tax consequences for investors.

Interest Rate Risk

Interest rate risk is the risk that fixed income securities and other instruments in a Fund's portfolio will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money as a result of movements in interest rates. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. The values of equity and other non-fixed income securities may also decline due to fluctuations in interest rates. Inflation-indexed bonds, including Treasury Inflation-Protected Securities ("TIPS"), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund's shares.

A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). This is especially true under current economic conditions because interest rates are at historically low levels. Thus, Funds currently face a heightened level of interest rate risk, especially as the Federal Reserve Board ended its quantitative easing program in October 2014.

During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Interest rates in the U.S. and many parts of the world, including certain European countries, are at historically low levels. Certain European countries have recently experienced negative interest rates on certain fixed income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent a Fund is exposed to such interest rates.

Measures such as average duration may not accurately reflect the true interest rate sensitivity of a Fund. This is especially the case if the Fund consists of securities with widely varying durations. Therefore, a Fund with an average duration that suggests a certain level of interest rate risk may in fact be subject to greater interest rate risk than the average would suggest. This risk is greater to the extent the Fund uses leverage or derivatives in connection with the management of the Fund.

Convexity is an additional measure used to understand a security's or Fund's interest rate sensitivity. Convexity measures the rate of change of duration in response to changes in interest rates. With respect to a security's price, a larger convexity (positive or negative) may imply more dramatic price changes in response to changing interest rates. Convexity may be positive or negative. Negative convexity implies that interest rate increases result in increased duration, meaning increased sensitivity in prices in response to rising interest rates. Thus, securities with negative convexity, which may include bonds with traditional call features and certain mortgage-backed securities, may experience greater losses in periods of rising interest rates. Accordingly, Funds holding such securities may be subject to a greater risk of losses in periods of rising interest rates.

Call Risk

Call risk refers to the possibility that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security in which a Fund has invested, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

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Credit Risk

A Fund could lose money if the issuer or guarantor of a fixed income security (including a security purchased with securities lending collateral), or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The downgrade of the credit of a security held by a Fund may decrease its value. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Measures such as average credit quality may not accurately reflect the true credit risk of a Fund. This is especially the case if the Fund consists of securities with widely varying credit ratings. Therefore, a Fund with an average credit rating that suggests a certain credit quality may in fact be subject to greater credit risk than the average would suggest. This risk is greater to the extent the Fund uses leverage or derivatives in connection with the management of the Fund. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

High Yield Risk

Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as "high yield securities" or "junk bonds") may be subject to greater levels of credit risk, call risk and liquidity risk than funds that do not invest in such securities. These securities are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments, and may be more volatile than other types of securities. An economic downturn or individual corporate developments could adversely affect the market for these securities and reduce a Fund's ability to sell these securities at an advantageous time or price. An economic downturn would generally lead to a higher non-payment rate and, a high yield security may lose significant market value before a default occurs. High yield securities structured as zero-coupon bonds or pay-in-kind securities tend to be especially volatile as they are particularly sensitive to downward pricing pressures from rising interest rates or widening spreads and may require a Fund to make taxable distributions of imputed income without receiving the actual cash currency. Issuers of high yield securities may have the right to "call" or redeem the issue prior to maturity, which may result in a Fund having to reinvest the proceeds in other high yield securities or similar instruments that may pay lower interest rates. A Fund may also be subject to greater levels of liquidity risk than funds that do not invest in high yield securities. In addition, the high yield securities in which a Fund invests may not be listed on any exchange and a secondary market for such securities may be comparatively illiquid relative to markets for other more liquid fixed income securities. Consequently, transactions in high yield securities may involve greater costs than transactions in more actively traded securities. A lack of publicly-available information, irregular trading activity and wide bid/ask spreads among other factors, may, in certain circumstances, make high yield debt more difficult to sell at an advantageous time or price than other types of securities or instruments. These factors may result in a Fund being unable to realize full value for these securities and/or may result in a Fund not receiving the proceeds from a sale of a high yield security for an extended period after such sale, each of which could result in losses to a Fund. Because of the risks involved in investing in high yield securities, an investment in a Fund that invests in such securities should be considered speculative.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities. Credit ratings downgrades may also negatively affect securities held by the Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level.  For instance, terrorism, market manipulation, government defaults, government shutdowns, and natural/environmental disasters can all negatively impact the securities markets, which could cause the Funds to lose value. Any market disruptions could also prevent a Fund from executing advantageous investment decisions in a timely manner. Funds that have focused their investments in a region enduring geopolitical market disruption will face higher risks of loss. Thus, investors should closely monitor current market conditions to determine whether a specific Fund meets their individual financial needs and tolerance for risk.

Current market conditions may pose heightened risks with respect to Funds that invest in fixed income securities. As discussed more under "Interest Rate Risk," the U.S. is experiencing historically low interest rate levels. However, continued economic recovery and the tapering of the Federal Reserve Board's quantitative easing program increase the risk that interest rates will rise in the near future. Any future interest rate increases could cause the value of any Fund that invests in fixed income securities to decrease. As such, the fixed income securities markets may experience heightened levels of interest rate, volatility and liquidity risk. If rising interest rates cause a Fund to lose enough value, the Fund could also face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund.

Exchanges and securities markets may close early, close late or issue trading halts on specific securities, which may result in, among other things, a Fund being unable to buy or sell certain securities or financial instruments at an advantageous time or accurately price its portfolio investments.

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Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. A change in the financial condition of a single issuer may affect securities markets as a whole.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. Illiquid securities are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities. Illiquid securities may become harder to value, especially in changing markets. A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price, which could prevent the Fund from taking advantage of other investment opportunities. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Bond markets have consistently grown over the past three decades while the capacity for traditional dealer counterparties to engage in fixed income trading has not kept pace and in some cases has decreased. As a result, dealer inventories of corporate bonds, which provide a core indication of the ability of financial intermediaries to "make markets," are at or near historic lows in relation to market size. Because market makers provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty.

In such cases, a Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector. To the extent that a Fund's principal investment strategies involve securities of companies with smaller market capitalizations, foreign (non-U.S.) securities, Rule 144A securities, illiquid sectors of fixed income securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Further, fixed income securities with longer durations until maturity face heightened levels of liquidity risk as compared to fixed income securities with shorter durations until maturity. Finally, liquidity risk also refers to the risk of unusually high redemption requests or other unusual market conditions that may make it difficult for a Fund to fully honor redemption requests within the allowable time period. Meeting such redemption requests could require a Fund to sell securities at reduced prices or under unfavorable conditions, which would reduce the value of the Fund. It may also be the case that other market participants may be attempting to liquidate fixed income holdings at the same time as a Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment Techniques—Derivatives" in this prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of strategies designed to gain exposure to, for example, issuers, portions of the yield curve, indices, sectors, currencies, and/or geographic regions, and/or to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk, and in some cases, may subject a Fund to the potential for unlimited loss. The use of derivatives may cause the Fund's investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund's total investment exposure exceeding the value of its portfolio.

A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk (which may be heightened for highly customized derivatives), interest rate risk, market risk, credit risk and management risk, as well as risks arising from changes in margin requirements. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In this regard, many of the Funds offered in this prospectus seek to achieve their investment objectives, in part, by investing in derivatives positions that are designed to closely track the performance (or inverse performance) of an index on a daily basis. However, the overall investment strategies of these Funds are not designed or expected to produce returns which replicate the performance (or inverse performance) of the particular index, and the degree of variation could be substantial, particularly over longer periods. There are a number of factors which may prevent a mutual fund, or the derivatives or other strategies used by a fund, from achieving desired correlation (or inverse correlation) with an index, such as the impact of fees, expenses and transaction costs, the timing of pricing, and disruptions or illiquidity in the markets for derivative instruments or securities in which a Fund invests. Further, in the case of Funds that attempt to produce returns from short derivatives positions which correlate inversely with the performance of an index on a daily basis, such as the PIMCO StocksPLUS® Short Fund, for periods greater than one day, the effect of compounding may result in the performance of the derivatives, and the Fund's performance attributable to those positions, to be either greater than or less than the inverse of the index performance, and the extent of the variation could be substantial due to market volatility and other factors. See "Characteristics and Risks of Securities and Investment Techniques—Derivatives— Correlation Risk." For further discussion of risks associated with the PIMCO StocksPLUS® Short Fund, please see "Inverse Correlation and Compounding Risk."

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A Fund investing in a derivative instrument could lose more than the initial amount invested and derivatives may increase the volatility of the Fund, especially in unusual or extreme market conditions. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful. In addition, a Fund's use of derivatives may increase or accelerate the amount of taxes payable by shareholders.

Participation in the markets for derivative instruments involves investment risks and transaction costs to which a Fund may not be subject absent the use of these strategies. The skills needed to successfully execute derivative strategies may be different from those needed for other types of transactions. If the Fund incorrectly forecasts the value and/or creditworthiness of securities, currencies, interest rates, counterparties or other economic factors involved in a derivative transaction, the Fund might have been in a better position if the Fund had not entered into such derivative transaction. In evaluating the risks and contractual obligations associated with particular derivative instruments, it is important to consider that certain derivative transactions may be modified or terminated only by mutual consent of the Fund and its counterparty. Therefore, it may not be possible for a Fund to modify, terminate, or offset the Fund's obligations or the Fund's exposure to the risks associated with a derivative transaction prior to its scheduled termination or maturity date, which may create a possibility of increased volatility and/or decreased liquidity to the Fund. In such case, the Fund may lose money.

Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivative transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a Fund may wish to retain a Fund's position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found. When such markets are unavailable, a Fund will be subject to increased liquidity and investment risk.

When a derivative is used as a hedge against a position that a Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

The regulation of the derivatives markets has increased over the past several years, and additional future regulation of the derivatives markets may make derivatives more costly, may limit the availability or reduce the liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives. Any such adverse future developments could impair the effectiveness of a Fund's derivative transactions and cause the Fund to lose value.

Equity Risk

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities also include, among other things, preferred stocks, convertible stocks and warrants. The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities. These risks are generally magnified in the case of equity investments in distressed companies.

Mortgage-Related and Other Asset-Backed Securities Risk

Mortgage-related and other asset-backed securities represent interests in "pools" of mortgages or other assets such as consumer loans or receivables held in trust and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a Fund holds mortgage-related securities, it may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money. This is known as extension risk. Mortgage-backed securities can be highly sensitive to rising interest rates, such that even small movements can cause an investing Fund to lose value. Mortgage-backed securities, and in particular those not backed by a government guarantee, are subject to credit risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. A Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Foreign (Non-U.S.) Investment Risk

A Fund that invests in foreign (non-U.S.) securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small

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number of industries. Additionally, issuers of foreign (non-U.S.) securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign (non-U.S.) securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments. Foreign (non-U.S.) securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk

Foreign (non-U.S.) investment risk may be particularly high to the extent a Fund invests in emerging market securities. Emerging market securities may present market, credit, currency, liquidity, legal, political and other risks different from, and potentially greater than, the risks of investing in securities and instruments economically tied to developed foreign countries. To the extent a Fund invests in emerging market securities that are economically tied to a particular region, country or group of countries, the Fund may be more sensitive to adverse political or social events affecting that region, country or group of countries. Economic, business, political, or social instability may affect emerging market securities differently, and often more severely, than developed market securities. A Fund that focuses its investments in multiple asset classes of emerging market securities may have a limited ability to mitigate losses in an environment that is adverse to emerging market securities in general. Emerging market securities may also be more volatile, less liquid and more difficult to value than securities economically tied to developed foreign countries. The systems and procedures for trading and settlement of securities in emerging markets are less developed and less transparent and transactions may take longer to settle. Rising interest rates, combined with widening credit spreads, could negatively impact the value of emerging market debt and increase funding costs for foreign issuers. In such a scenario, foreign issuers might not be able to service their debt obligations, the market for emerging market debt could suffer from reduced liquidity, and any investing Funds could lose money.

Sovereign Debt Risk

Sovereign debt risk is the risk that fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from the issuer's inability or unwillingness to make principal or interest payments in a timely fashion. A sovereign entity's failure to make timely payments on its debt can result from many factors, including, without limitation, insufficient foreign currency reserves or an inability to sufficiently manage fluctuations in relative currency valuations, an inability or unwillingness to satisfy the demands of creditors and/or relevant supranational entities regarding debt service or economic reforms, the size of the debt burden relative to economic output and tax revenues, cash flow difficulties, and other political and social considerations. The risk of loss to a Fund in the event of a sovereign debt default or other adverse credit event is heightened by the unlikelihood of any formal recourse or means to enforce its rights as a holder of the sovereign debt. In addition, sovereign debt restructurings, which may be shaped by entities and factors beyond a Fund's control, may result in a loss in value of the Fund's sovereign debt holdings.

Currency Risk

If a Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

Currency risk may be particularly high to the extent that a Fund invests in foreign (non-U.S.) currencies or engages in foreign currency transactions that are economically tied to emerging market countries. These currency transactions may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) currencies or engaging in foreign currency transactions that are economically tied to developed foreign countries.

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Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. In accordance with federal securities laws, rules, and staff positions, PIMCO will mitigate its leveraging risk by segregating or "earmarking" liquid assets or otherwise covering transactions that may give rise to such risk. The Funds also may be exposed to leveraging risk by borrowing money for investment purposes. Leveraging may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leveraging tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where a Fund, for any reason, is unable to close out the transaction. In addition, to the extent a Fund borrows money, interest costs on such borrowings may not be recovered by any appreciation of the securities purchased with the borrowed amounts and could exceed the Fund's investment returns, resulting in greater losses.

Smaller Company Risk

The general risks associated with fixed income securities and equity securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

Management Risk

The Funds are subject to management risk because they are actively managed investment portfolios. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these decisions will produce the desired results. To the extent a Fund employs strategies targeting perceived pricing inefficiencies, arbitrage strategies or similar strategies, it is subject to the risk that the pricing or valuation of the securities and instruments involved in such strategies may change unexpectedly, which may result in reduced returns or losses to the Fund. Additionally, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and each individual portfolio manager in connection with managing the Funds and may also adversely affect the ability of the Funds to achieve their investment objectives. There also can be no assurance that all of the personnel of PIMCO will continue to be associated with PIMCO for any length of time. The loss of the services of one or more key employees of PIMCO could have an adverse impact on the Fund's ability to realize its investment objective.

Because certain Funds obtain exposure to certain proprietary model stock portfolios by investing in equity total return swaps based on such model portfolios, in other securities and instruments to replicate the performance of such model portfolios, or directly in the equity securities held in such model portfolios, such Funds will be subject to the risks associated with the management of these proprietary model stock portfolios by the sub-adviser to such Funds.

Small-Cap and Mid-Cap Company Risk

Investments in securities issued by small-capitalization and mid-capitalization companies involve greater risk than investments in large-capitalization companies. The value of securities issued by small- and mid-cap companies may go up or down, sometimes rapidly and unpredictably, due to narrower markets and more limited managerial and financial resources than large-cap companies.

Short Sale Risk

A Fund's short sales, if any, are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A Fund may also enter into a short position through a forward commitment or a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot decrease below zero.

By investing the proceeds received from selling securities short, a Fund could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase a Fund's exposure to long securities positions and make any change in the Fund's NAV greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that any leveraging strategy a Fund employs will be successful during any period in which it is employed.

In times of unusual or adverse market, economic, regulatory or political conditions, a Fund may not be able, fully or partially, to implement its short selling strategy. Periods of unusual or adverse market, economic, regulatory or political conditions generally may exist for as long as six months and, in some cases, much longer. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

July 31, 2015 (as supplemented November 16, 2015) | PROSPECTUS	77

PIMCO Funds

Inverse Correlation and Compounding Risk

The PIMCO StocksPLUS® Short Fund will generally benefit when the value of the Fund's associated index is declining and will generally not perform well when the index is rising, a result that is different from traditional mutual funds. However, the Fund is neither designed nor expected to produce returns which replicate the inverse of the performance of its associated index, and the degree of variation could be substantial, particularly over longer periods. Because the value of each Fund's derivatives short positions move in the opposite direction from the value of the Fund's associated index every day, for periods greater than one day, the effect of compounding may result in the performance of these derivatives positions, and the Fund's performance attributable to those positions, to be either greater than or less than the inverse of the index performance for such periods, and the extent of the variation could be substantial due to market volatility and other factors. In addition, the results of PIMCO's active management of the Funds, including the combination of income and capital gains or losses derived from the Fixed Income Instruments held by the Fund and the ability of the Fund to reduce or limit short exposure, may result in an imperfect inverse correlation between the performance of the Fund's associated index and the performance of the Fund. Further, there are a number of other reasons why changes in the value of derivatives positions may not correlate exactly (either positively or inversely) with an index or which may otherwise prevent a mutual fund or its positions from achieving such correlation. See "Derivatives Risk." For PIMCO StocksPLUS® Short Fund, this is due, in part, to the possibility that its commodity derivatives positions may have different roll dates, reset dates or contract months than those specified in a particular commodity index.

Disclosure of Portfolio Holdings

Please see "Disclosure of Portfolio Holdings" in the Statement of Additional Information for information about the availability of the complete schedule of each Fund's holdings.

78	PROSPECTUS | PIMCO FUNDS

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Management of the Funds

Investment Adviser and Administrator

PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the "Administrator") for the Funds. Subject to the supervision of the Board of Trustees of PIMCO Funds (the "Trust"), PIMCO is responsible for managing the investment activities of the Funds and the Funds' business affairs and other administrative matters.

PIMCO is located at 650 Newport Center Drive, Newport Beach, CA 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2015, PIMCO had approximately $1.52 trillion in assets under management.

PIMCO has engaged Research Affiliates, LLC, a California limited liability company ("Research Affiliates"), to serve as the sub-adviser to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. Research Affiliates is located at 620 Newport Center Drive, Suite 900, Newport Beach, CA 92660.

Management Fees

Each Fund pays for the advisory and supervisory and administrative services it requires under what is essentially an all-in fee structure. The Management Fees shown in the Annual Fund Operating Expenses tables reflect both an advisory fee and a supervisory and administrative fee. For the fiscal year ended March 31, 2015, the Funds paid monthly Management Fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets attributable to each class's shares taken separately):

	Management Fees
Fund Name	Inst Class	Class P	Admin Class	Class D	Class A	Class C	Class R
PIMCO RAE Fundamental Advantage PLUS Fund	0.89%	0.99%	0.89%	1.04%	1.04%	1.04%	N/A
PIMCO RAE Fundamental PLUS EMG Fund	1.15%	1.25%	1.15%	1.30%	1.30%	1.30%	N/A
PIMCO RAE Fundamental PLUS Fund	0.79%	0.89%	0.79%	0.94%	0.94%	0.94%	N/A
PIMCO RAE Fundamental PLUS International Fund	0.82%	0.92%	0.82%	0.92%	0.92%	0.92%	0.92%
PIMCO RAE Fundamental PLUS Small Fund	0.84%	0.94%	0.84%	0.94%	0.94%	0.94%	0.94%
PIMCO RAE Low Volatility PLUS EMG Fund	1.15%	1.25%	1.15%	1.30%	1.30%	1.30%	N/A
PIMCO RAE Low Volatility PLUS Fund	0.79%	0.89%	0.79%	0.94%	0.94%	0.94%	N/A
PIMCO RAE Low Volatility PLUS International Fund	0.82%	0.92%	0.82%	0.92%	0.92%	0.92%	0.92%
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	0.99%	1.09%	0.99%	1.14%	1.14%	1.14%	1.14%
PIMCO RAE Worldwide Long/Short PLUS Fund	1.19%	1.29%	1.19%	1.34%	1.34%	1.34%	1.34%
PIMCO StocksPLUS® Absolute Return Fund	0.64%	0.74%	0.64%	0.79%	0.79%	0.79%	0.79%
PIMCO StocksPLUS® Fund	0.50%	0.60%	0.50%	0.65%	0.65%	0.65%	0.65%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0.75%	0.85%	0.75%	0.90%	0.90%	0.90%	0.90%
PIMCO StocksPLUS® International Fund (Unhedged)	0.64%	0.74%	0.64%	0.79%	0.79%	0.79%	N/A
PIMCO StocksPLUS® Long Duration Fund	0.59%	0.69%	0.59%	N/A	0.74%	N/A	N/A
PIMCO StocksPLUS® Short Fund	0.64%	0.74%	0.64%	0.79%	0.79%	0.79%	N/A
PIMCO StocksPLUS® Small Fund	0.69%	0.79%	0.69%	0.84%	0.84%	0.84%	0.84%

July 31, 2015 (as supplemented November 16, 2015) | PROSPECTUS	79

PIMCO Funds

■

Advisory Fee. Each Fund pays PIMCO fees in return for providing investment advisory services. For the fiscal year ended March 31, 2015, the Funds paid monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund Name	Advisory Fee All Classes(1)
PIMCO RAE Fundamental Advantage PLUS Fund	0.64%
PIMCO RAE Fundamental PLUS EMG Fund	0.85%
PIMCO RAE Fundamental PLUS Fund	0.54%
PIMCO RAE Fundamental PLUS International Fund	0.57%
PIMCO RAE Fundamental PLUS Small Fund	0.59%
PIMCO RAE Low Volatility PLUS EMG Fund	0.85%
PIMCO RAE Low Volatility PLUS Fund	0.54%
PIMCO RAE Low Volatility PLUS International Fund	0.57%
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	0.74%
PIMCO RAE Worldwide Long/Short PLUS Fund	0.94%
PIMCO StocksPLUS® Absolute Return Fund	0.39%
PIMCO StocksPLUS® Fund	0.25%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0.45%
PIMCO StocksPLUS® International Fund (Unhedged)	0.39%
PIMCO StocksPLUS® Long Duration Fund	0.35%
PIMCO StocksPLUS® Short Fund	0.39%
PIMCO StocksPLUS® Small Fund	0.44%
[1]	For details regarding changes to this rate within the last 5 years, please see the footnote disclosures for the Funds in the Financial Highlights section beginning on page 114.

A discussion of the basis for the Board of Trustees' approval of the PIMCO RAE Worldwide Long/Short PLUS Fund's investment advisory contract is available in the Fund's Annual Report to shareholders for the fiscal year ended March 31, 2015. A discussion of the basis for the Board of Trustees' approval of all other Funds' investment advisory contract is available in the Funds' Semi-Annual Report to shareholders for the fiscal half-year ended September 30, 2014.

■

Supervisory and Administrative Fee. Each Fund pays for the supervisory and administrative services it requires under what is essentially an all-in fee structure. Shareholders of each Fund pay a supervisory and administrative fee to PIMCO, computed as a percentage of the Fund's assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds bear other expenses which are not covered under the supervisory and administrative fee which may vary and affect the total level of expenses paid by the shareholders, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust's Independent Trustees and their counsel. PIMCO generally earns a profit on the supervisory and administrative fee paid by the Funds. Also, under the terms of the supervision and administration agreement, PIMCO, and not Fund shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

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For the fiscal year ended March 31, 2015, the Funds paid PIMCO monthly supervisory and administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to each class's shares taken separately):

	Supervisory and Administrative Fees(1)
Fund Name	Inst Class	Class P	Admin Class	Class D	Class A	Class C	Class R
PIMCO RAE Fundamental Advantage PLUS Fund	0.25%	0.35%	0.25%	0.40%	0.40%	0.40%	N/A
PIMCO RAE Fundamental PLUS EMG Fund	0.30%	0.40%	0.30%	0.45%	0.45%	0.45%	N/A
PIMCO RAE Fundamental PLUS Fund	0.25%	0.35%	0.25%	0.40%	0.40%	0.40%	N/A
PIMCO RAE Fundamental PLUS International Fund	0.25%	0.35%	0.25%	0.35%	0.35%	0.35%	0.35%
PIMCO RAE Fundamental PLUS Small Fund	0.25%	0.35%	0.25%	0.35%	0.35%	0.35%	0.35%
PIMCO RAE Low Volatility PLUS EMG Fund	0.30%	0.40%	0.30%	0.45%	0.45%	0.45%	N/A
PIMCO RAE Low Volatility PLUS Fund	0.25%	0.35%	0.25%	0.40%	0.40%	0.40%	N/A
PIMCO RAE Low Volatility PLUS International Fund	0.25%	0.35%	0.25%	0.35%	0.35%	0.35%	0.35%
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	0.25%	0.35%	0.25%	0.40%	0.40%	0.40%	0.40%
PIMCO RAE Worldwide Long/Short PLUS Fund	0.25%	0.35%	0.25%	0.40%	0.40%	0.40%	0.40%
PIMCO StocksPLUS® Absolute Return Fund	0.25%	0.35%	0.25%	0.40%	0.40%	0.40%	0.40%
PIMCO StocksPLUS® Fund	0.25%	0.35%	0.25%	0.40%	0.40%	0.40%	0.40%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0.30%	0.40%	0.30%	0.45%	0.45%	0.45%	0.45%
PIMCO StocksPLUS® International Fund (Unhedged)	0.25%	0.35%	0.25%	0.40%	0.40%	0.40%	N/A
PIMCO StocksPLUS® Long Duration Fund	0.24%	0.34%	0.24%	N/A	0.39%	N/A	N/A
PIMCO StocksPLUS® Short Fund	0.25%	0.35%	0.25%	0.40%	0.40%	0.40%	N/A
PIMCO StocksPLUS® Small Fund	0.25%	0.35%	0.25%	0.40%	0.40%	0.40%	0.40%
[1]	For details regarding changes to this rate within the last 5 years, please see the footnote disclosures for the Funds in the Financial Highlights section beginning on page 114.

Fee Limitation Agreement

PIMCO has contractually agreed, through July 31, 2016, to reduce its advisory fee by 0.15% of the average daily net assets of the PIMCO RAE Low Volatility PLUS EMG Fund.

July 31, 2015 (as supplemented November 16, 2015) | PROSPECTUS	81

PIMCO Funds

Individual Portfolio Managers

The following individuals have primary responsibility for managing each of the noted Funds.

Fund	Portfolio Manager	Since	Recent Professional Experience

PIMCO RAE Fundamental Advantage PLUS Fund*
PIMCO RAE Fundamental PLUS EMG Fund*
PIMCO RAE Fundamental PLUS Fund*
PIMCO RAE Fundamental PLUS International Fund*
PIMCO RAE Fundamental PLUS Small Fund*
PIMCO RAE Low Volatility PLUS EMG Fund(**)

PIMCO RAE Low Volatility PLUS Fund**
PIMCO RAE Low Volatility PLUS International Fund**
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund*
PIMCO RAE Worldwide Long/Short PLUS Fund(***)

	Robert D. Arnott	9/14 9/14 9/14 9/14 9/14 9/14 9/14 9/14 9/14 12/14†	Chairman, Founder, Research Affiliates, LLC, since July 2002. Previously, Mr. Arnott was Chairman of First Quadrant, L.P. until April 2004. He joined First Quadrant in April 1988.
PIMCO RAE Worldwide Long/Short PLUS Fund***	Josh Davis	12/14†

Executive Vice President, PIMCO. He is a member of PIMCO's global quantitative portfolio group and focuses on portfolio solutions and quantitative strategy, including asset allocation, tail risk hedging, foreign exchange and variable annuities. Prior to joining PIMCO in 2008, he was a consulting strategist with Prime International Trading in Chicago.

PIMCO RAE Fundamental Advantage PLUS Fund*
PIMCO RAE Fundamental PLUS EMG Fund*
PIMCO RAE Fundamental PLUS Fund*
PIMCO RAE Fundamental PLUS International Fund*
PIMCO RAE Fundamental PLUS Small Fund*
PIMCO RAE Low Volatility PLUS EMG Fund**
PIMCO RAE Low Volatility PLUS Fund**
PIMCO RAE Low Volatility PLUS International Fund**
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund*
PIMCO RAE Worldwide Long/Short PLUS Fund***
PIMCO StocksPLUS® Absolute Return Fund
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
PIMCO StocksPLUS® International Fund (Unhedged)
PIMCO StocksPLUS® Short Fund
PIMCO StocksPLUS® Small Fund

	Mohsen Fahmi	9/14 9/14 9/14 1/15 1/15 1/15 1/15 1/15 9/14 12/14† 9/14 1/15 9/14 9/14 9/14

Managing Director, PIMCO. Mr. Fahmi joined PIMCO in 2014 and is a generalist portfolio manager focusing on global fixed income assets. Prior to joining PIMCO, Mr. Fahmi was with Moore Capital Management, most recently as a senior portfolio manager and previously as chief operating officer. Mr. Fahmi has also previously served as co-head of bond and currency proprietary trading at Tokai Bank Europe, head of leveraged investment at Salomon Brothers and executive director of proprietary trading at Goldman Sachs. Prior to this, he was a proprietary trader for J.P. Morgan in both New York and London, and he also spent seven years as an investment officer at the World Bank in Washington, DC. He has investment experience since 1984 and holds an MBA from Stanford University.

PIMCO RAE Fundamental Advantage PLUS Fund*
PIMCO RAE Fundamental PLUS EMG Fund*
PIMCO RAE Fundamental PLUS Fund*
PIMCO RAE Fundamental PLUS International Fund*
PIMCO RAE Fundamental PLUS Small Fund*
PIMCO RAE Low Volatility PLUS EMG Fund**
PIMCO RAE Low Volatility PLUS Fund**
PIMCO RAE Low Volatility PLUS International Fund**
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund*
PIMCO RAE Worldwide Long/Short PLUS Fund***
PIMCO StocksPLUS® Absolute Return Fund
PIMCO StocksPLUS® Fund
PIMCO StocksPLUS® International Fund (Unhedged)
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
PIMCO StocksPLUS® Short Fund
PIMCO StocksPLUS® Small Fund

	Sudi Mariappa	1/15 1/15 1/15 1/15 1/15 8/14 8/14 8/14 1/15 1/15 1/15 9/14 1/15 1/15 1/15 1/15

Managing Director, PIMCO. Mr. Mariappa rejoined PIMCO in 2014 from GLG, a London-based hedge fund, where he was a managing director, developing and managing fixed income funds. Previously at PIMCO, Mr. Mariappa was a Managing Director and head of global portfolio management. He also served as senior advisor to PIMCO's portfolio management group from 2009 – 2011. Prior to joining PIMCO in 2000, he was a managing director for Merrill Lynch in Tokyo, overseeing Japanese government bond and swap derivative trading. He has investment experience since 1987 and holds an MBA, as well as a bachelor's degree in chemical engineering, from Cornell University.

PIMCO StocksPLUS® Long Duration Fund	Stephen Rodosky	8/07†	Managing Director, PIMCO. Mr. Rodosky joined PIMCO in 2001 and specializes in portfolio management of treasuries, agencies and futures.
*

Messrs. Fahmi and Mariappa are jointly responsible for the absolute return strategy and the equity portfolio replication process. Mr. Arnott is responsible for the selection of stocks within the underlying equity portfolio.

**

Messrs. Mariappa and Fahmi are jointly responsible for the absolute return strategy and the equity portfolio replication process. Mr. Arnott is responsible for the selection of stocks within the underlying equity portfolio.

***

Messrs. Fahmi and Mariappa and Dr. Davis are jointly responsible for the absolute return strategy and the equity portfolio replication process. Mr. Arnott is responsible for the selection of stocks within the underlying equity portfolios.

†	Inception of the Fund.

Please see the Statement of Additional Information for additional information about other accounts managed by the portfolio managers, the portfolio managers' compensation and the portfolio managers' ownership of shares of the Funds.

82	PROSPECTUS | PIMCO FUNDS

Prospectus

Distributor

The Trust's Distributor is PIMCO Investments LLC ("Distributor"). The Distributor, located at 1633 Broadway, New York, NY 10019, is a broker-dealer registered with the Securities and Exchange Commission ("SEC"). Please note all direct account requests or inquiries should be mailed to the Trust's transfer agent at P.O. Box 55060, Boston, MA 02205-5060 and should not be mailed to the Distributor.

July 31, 2015 (as supplemented November 16, 2015) | PROSPECTUS	83

PIMCO Funds

Classes of Shares

Class A, Class C, Class R, Institutional Class, Class P, Administrative Class and Class D shares of the Funds are offered in this prospectus. Each share class represents an investment in the same Fund, but each class has its own expense structure and arrangements for shareholder services or distribution, which allows you to choose the class that best fits your situation and eligibility requirements.

The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment, the expenses borne by each class, which are detailed in the fee table and example at the front of this prospectus, any initial sales charge or contingent deferred sales charge (CDSC) applicable to a class and whether you qualify for any reduction or waiver of sales charges, and the availability of the share class for purchase by you. Certain classes have higher expenses than other classes, which may lower the return on your investment when compared to a less expensive class. Individual investors can generally invest in Class A and Class C shares. Only certain investors may purchase Institutional Class, Class P, Administrative Class, Class D and Class R shares.

The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class and the payments made to financial firms for distribution and other services. More information about the Trust's multi-class arrangements is included in the Statement of Additional Information and can be obtained free of charge by visiting pimco.com/investments or by calling 888.87.PIMCO.

Sales Charges

Initial Sales Charges — Class A Shares

This section includes important information about sales charge reduction programs available to investors in Class A shares of the Funds and describes information or records you may need to provide to the Distributor or your financial firm in order to be eligible for sales charge reduction programs.

Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Funds is the net asset value ("NAV") of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. No sales charge is imposed where Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions. For investors investing in Class A shares of the Funds through a financial firm, it is the responsibility of the financial firm to ensure that you obtain the proper "breakpoint" discount.

PIMCO RAE Worldwide Long/Short PLUS Fund – Class A Shares

Amount of Purchase	Initial Sales Charge as % of Public Offering Price	Initial Sales Charge as % of Net Amount Invested
Under $50,000	5.50%	5.82%
$50,000 but under $100,000	4.50%	4.71%
$100,000 but under $250,000	3.50%	3.63%
$250,000 but under $500,000	2.50%	2.56%
$500,000 but under $1,000,000	2.00%	2.04%
$1,000,000 +	0.00%*	0.00%*
*

As shown, investors that purchase $1,000,000 or more of the Fund's Class A shares will not pay any initial sales charge on the purchase. However, certain purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1.00% if the shares are redeemed during the first 12 months after their purchase. See "Contingent Deferred Sales Charges – Class A Shares" below.

All other Funds — Class A Shares

Amount of Purchase	Initial Sales Charge as % of Public Offering Price	Initial Sales Charge as % of Net Amount Invested
Under $100,000	3.75%	3.90%
$100,000 but under $250,000	3.25%	3.36%
$250,000 but under $500,000	2.25%	2.30%
$500,000 but under $1,000,000	1.75%	1.78%
$1,000,000 +	0.00%*	0.00%*
*

As shown, investors that purchase $1,000,000 or more of the Fund's Class A shares will not pay any initial sales charge on the purchase. However, certain purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1.00% if the shares are redeemed during the first 12 months after their purchase. See "Contingent Deferred Sales Charges – Class A Shares" below.

Investors in the Funds may reduce or eliminate sales charges applicable to purchases of Class A shares through utilization of the Combined Purchase Privilege, Right of Accumulation (Cumulative Quantity Discount), Letter of Intent or Reinstatement Privilege. These programs, which apply to purchases of one or more funds that are series of the Trust or PIMCO Equity Series that offer Class A shares (other than the Money Market series of the Trust) (collectively, "Eligible Funds"), are summarized below and are described in greater detail in the Statement of Additional Information.

Combined Purchase Privilege and Right of Accumulation (Breakpoints). A Qualifying Investor (as defined below) may qualify for a reduced sales charge on Class A shares by combining concurrent purchases of the Class A shares of one or more Eligible Funds into a single purchase (the "Combined Purchase Privilege"). In addition, a Qualifying Investor may obtain a reduced sales charge on Class A shares by adding the purchase value of Class A shares of an Eligible Fund with the current aggregate net asset value of all Class A and C shares of any Eligible Fund held by accounts for the benefit of such Qualifying Investor (the "Right of Accumulation" or "Cumulative Quantity Discount").

The term "Qualifying Investor" refers to:

1.

an individual, such individual's spouse or domestic partner, as recognized by applicable state law, or such individual's children

84	PROSPECTUS | PIMCO FUNDS

Prospectus

under the age of 21 years (each a "family member") (including family trust* accounts established by such a family member); or

2.

a trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved; or

3.

an employee benefit plan of a single employer.

*

For the purpose of determining whether a purchase would qualify for a reduced sales charge under the Combined Purchase Privilege, Right of Accumulation or Letter of Intent, a "family trust" is one in which a family member, as defined in section (1) above, or a direct lineal descendant(s) of such person is/are the beneficiary(ies), and such person or another family member, direct lineal ancestor or sibling of such person is/are the trustee(s).

Please see the Statement of Additional Information for details and for restrictions applicable to shares held by certain employer-sponsored benefit programs.

Letter of Intent. Investors may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent which expresses an intent to invest not less than $50,000 (or $100,000 for certain funds) within a period of 13 months in Class A shares of any Eligible Fund(s). The maximum intended investment allowable in a Letter of Intent is $1,000,000. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single purchase of the dollar amount indicated in the Letter of Intent. The value of the investor's account(s) linked to a Letter of Intent will be included at the start date of the Letter of Intent. A Letter of Intent is not a binding obligation to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the Letter of Intent will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.

In making computations concerning the amount purchased for purposes of a Letter of Intent, purchases of Class C shares of Eligible Funds will be included, but market appreciation in the value of the shareholder's Class A and Class C shares of Eligible Funds will not be included.

Reinstatement Privilege. A Class A shareholder who has caused any or all of his shares to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any Eligible Fund at NAV without any sales charge, provided that such investment is made within 120 calendar days after the redemption date. The limitations and restrictions of this program are fully described in the Statement of Additional Information.

Method of Valuation of Accounts. To determine whether a shareholder qualifies for a reduction in sales charge on a purchase of Class A shares of Eligible Funds, the public offering price of the shares is used for purchases relying on the Combined Purchase Privilege or a Letter of Intent and the amount of the total current purchase (including any sales load) plus the NAV (at the close of business on the day of the current purchase) of shares previously acquired is used for the Right of Accumulation (Cumulative Quantity Discount).

Sales at Net Asset Value. In addition to the programs summarized above, the Funds may sell their Class A shares at NAV without an initial sales charge to certain types of accounts or account holders, including, but not limited to: Trustees of the Funds; employees of PIMCO and the Distributor; employees of participating brokers; certain trustees or other fiduciaries purchasing shares for retirement plans; and persons investing through certain "wrap accounts." Please see the Statement of Additional Information for details.

If you are eligible to buy both Class A shares and Institutional Class shares, you should buy Institutional Class shares because Class A shares may be subject to sales charges and an annual 0.25% service fee.

Required Shareholder Information and Records. In order for investors in Class A shares of the Funds to take advantage of sales charge reductions, an investor or his or her financial firm must notify the Fund that the investor qualifies for such a reduction. If the Fund is not notified that the investor is eligible for these reductions, the Fund will be unable to ensure that the reduction is applied to the investor's account. An investor may have to provide certain information or records to his or her financial firm or the Fund to verify the investor's eligibility for breakpoint discounts or sales charge waivers. An investor may be asked to provide information or records, including account statements, regarding shares of the Funds or other Eligible Funds held in:

■

all of the investor's accounts held directly with the Trust or through a financial firm;

■

any account of the investor at another financial firm; and

■

accounts of Qualifying Investors, at any financial firm.

The Statement of Additional Information provides additional information regarding eliminations of and reductions in sales loads associated with Eligible Funds. You can obtain the Statement of Additional Information free of charge from PIMCO by written request, by visiting pimco.com/investments or by calling 888.87.PIMCO.

Contingent Deferred Sales Charges

Class A Shares

Unless you are eligible for a waiver, if you purchase $1,000,000 or more of Class A shares (and, thus, pay no initial sales charge) of a Fund, you will be subject to a 1% CDSC if you sell (redeem) your Class A shares within 12 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC. See "Reductions and Waivers of Initial Sales Charges and CDSCs" below.

Class C Shares

Unless you are eligible for a waiver, if you sell (redeem) your Class C shares within the time periods specified below, you will pay a CDSC according to the following schedules. If you invest in Class C shares of the Funds through a financial firm, it is the responsibility of the financial firm to ensure that you are credited with the proper holding period for the shares redeemed.

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	1%
Thereafter	0%

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How CDSCs will be Calculated

A CDSC is imposed on redemptions of Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the particular class of shares of the Fund to fall below the total dollar amount of your purchase payments subject to the CDSC.

The following rules apply under the method for calculating CDSCs:

■

Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.

■

For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current NAV of the shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV of $10. If the Fund's NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share.

■

CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account.

■

In determining whether a CDSC is payable, it is assumed that you will redeem first the lot of shares which will incur the lowest CDSC.

For example, the following illustrates the operation of the Class C CDSC:

■

Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class C shares of a Fund (at $10 per share) and that six months later the value of the investor's account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current NAV of such shares ($2,200)). At the rate of 1%, the Class C CDSC would be $20.

Reductions and Waivers of Initial Sales Charges and CDSCs

The initial sales charges on Class A shares and the CDSCs on Class A and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the Statement of Additional Information for details.

No Sales Charges — Class R Shares

The Funds do not impose any sales charges or other fees on purchases, redemptions or exchanges of Class R shares. Class R shares generally are available only to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans, health care benefit funding plans and other specified benefit plans and accounts whereby the plan or the plan's financial firm has an agreement with the Distributor or PIMCO Funds to utilize Class R shares in certain investment products or programs (collectively, "specified benefit plans"). In addition, Class R shares also are generally available only to specified benefit plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the benefit plan level or at the level of the plan's financial firm). Class R shares are not available to retail or non-specified benefit plan accounts, traditional and Roth IRAs (except through certain omnibus accounts), Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans.

The administrator of a specified benefit plan or employee benefits office can provide participants with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Plan participants may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. In most cases, the Trust's transfer agent will have no information with respect to or control over accounts of specific Class R shareholders, and a shareholder may obtain information about accounts only through the specified benefit plan.

Eligible specified benefit plans generally may open an account and purchase Class R shares by contacting any broker, dealer or other financial firm authorized to sell or process transactions in Class R shares of the Funds. Eligible specified benefit plans may also purchase shares directly from the Distributor. See "Purchasing Shares – Class R" below. Additional shares may be purchased through a benefit plan's administrator or recordkeeper.

Financial firms may provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by specified benefit plan accounts and their plan participants, including, without limitation, transfers of registration and dividend payee changes.

Moreover, financial firms and specified benefit plans may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-accounting and other shareholder services. A financial firm or specified benefit plan may be paid for its services directly or indirectly by the Funds, the Administrator, another affiliate of the Fund or the Distributor (normally not to exceed an annual rate of 0.50% of a Fund's average daily net assets attributable to its Class R shares and purchased through such firm or specified benefit plan for its clients although payments with respect to shares in retirement plans are often higher). PIMCO or its affiliates may pay a financial firm or specified benefit plan an additional amount not to exceed 0.25% for sub-accounting or other shareholder services.

These fees and expenses could reduce an investment return in Class R shares. For further information on Class R shares and related items, please refer to the Statement of Additional Information.

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No Sales Charges — Institutional Class, Class P, Administrative Class and Class D Shares

The Funds do not impose any sales charges or other fees on purchases, redemptions or exchanges of Institutional Class, Class P, Administrative Class or Class D shares. Only certain investors are eligible to purchase these share classes. Your financial advisor or financial firm can help you determine if you are eligible to purchase Institutional Class, Class P, Administrative Class or Class D shares. You can also call 888.87.PIMCO.

Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances, and "wrap account" programs established with broker-dealers or other financial firms may purchase Institutional Class, Class P or Administrative Class shares only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to pay any type of administrative payment per participant account to any third party.

Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial firms that charge their customers transaction or other fees with respect to their customers' investments in the Funds.

Class P shares are offered through certain asset allocation, wrap fee and other similar programs offered by broker-dealers and other financial firms. Broker-dealers, other financial firms, pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances also may purchase Class P shares.

Administrative Class shares are offered primarily through broker-dealers, other financial firms, and employee benefit plan alliances. Each Fund typically pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

Class D shares of the Funds are offered primarily through broker-dealers and other financial firms with which the Distributor has an agreement for the use of the Funds in investment products, programs or accounts such as mutual fund supermarkets or other no transaction fee platforms. Class D shares of the Funds will be held in an account at a financial firm and, generally, the firm will hold a shareholder's Class D shares in nominee or street name as your agent. In most cases, the Trust's transfer agent will have no information with respect to or control over accounts of specific Class D shareholders, and a shareholder may obtain information about accounts only through the financial firm. In certain circumstances, the financial firm may arrange to have shares registered in a shareholder's name or a shareholder may subsequently become a holder of record for some other reason (for instance, if you terminate your relationship with your financial firm). In such circumstances, a shareholder may contact the Funds at 888.87.PIMCO for information about the account.

Distribution and Servicing (12b-1) Plans

Class A, Class C and Class R shares. The Funds pay fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares ("distribution fees") and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts ("servicing fees"). These payments are made pursuant to Distribution and Servicing Plans ("12b-1 Plans") adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").

Class A shares pay only servicing fees. Class C and Class R shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Fund's average daily net assets attributable to the particular class of shares):

Class A	Servicing Fee	Distribution Fee
All Funds	0.25%	0.00%

Class C	Servicing Fee	Distribution Fee
PIMCO StocksPLUS® Fund	0.25%	0.50%
All other Funds	0.25%	0.75%

Class R	Servicing Fee	Distribution Fee
All Funds	0.25%	0.25%

Because distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges, such as sales charges that are deducted at the time of investment. Therefore, although Class C and Class R shares do not pay initial sales charges, the distribution fees payable on Class C and Class R shares may, over time, cost you more than the initial sales charge imposed on Class A shares.

Administrative Class and Class D Shares. The Trust has adopted, pursuant to Rule 12b-1 under the 1940 Act, a separate Distribution and Servicing Plan for each of the Administrative Class and Class D shares of the Funds. The Distribution and Servicing Plans permit the Funds to compensate the Distributor for providing or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to the Administrative Class and Class D shares. Most or all of the distribution and service (12b-1) fees are paid to financial firms through which shareholders may purchase or hold shares. Because these fees are paid out of a Fund's Administrative Class and Class D assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class and Class D shares.

The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each Distribution and Servicing Plan (calculated as a percentage of each Fund's average daily net assets attributable to the particular class of shares):

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Administrative Class & Class D	Distribution and/or Servicing Fee
All Funds	0.25%

Servicing Arrangements

Shares of the Funds may be available through broker-dealers, banks, trust companies, insurance companies and other financial firms that have entered into shareholder servicing arrangements with respect to the Funds. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this prospectus) or provides services for mutual fund shareholders. These financial firms provide varying investment products, programs, platforms and accounts, through which investors may purchase, redeem and exchange shares of the Funds. Shareholder servicing arrangements typically include processing orders for shares, generating account and confirmation statements, sub-accounting, account maintenance, tax reporting, collecting and posting distributions to investor accounts and disbursing cash dividends as well as other investment or administrative services required for the particular firm's products, programs, platform and accounts.

These financial firms may impose additional or different conditions than the Funds on purchases, redemptions or exchanges of shares. They may also independently establish and charge their customers or program participants transaction fees, account fees and other amounts in connection with purchases, redemptions and exchanges of shares in addition to any fees imposed by the Funds. These additional fees may vary and over time could increase the cost of an investment in the Funds and lower investment returns. Each financial firm is responsible for transmitting to its customers and program participants a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of these financial firms or participants in programs serviced by them should contact the financial firm for information regarding these fees and conditions.

PIMCO and/or its affiliates may make payments to financial firms for the shareholder services provided. These payments are made out of PIMCO's resources, including the supervisory and administrative fees paid to PIMCO under the Funds' supervision and administration agreement. The actual services provided by these firms, and the payments made for such services, vary from firm to firm. The payments may be based on a fixed dollar amount for each account and position maintained by the financial firm and/or a percentage of the value of shares held by investors through the firm. Please see the Statement of Additional Information for more information.

These payments may be material to financial firms relative to other compensation paid by the Funds, PIMCO and/or its affiliates and may be in addition to other fees and payments, such as distribution and/or service (12b-1) fees, revenue sharing or "shelf space" fees and event support, other non-cash compensation and charitable contributions paid to or at the request of such firms (described below). Also, the payments may differ depending on the Fund or share class and may vary from amounts paid to the Funds' transfer agent for providing similar services to other accounts. PIMCO and/or its affiliates do not control these financial firms' provision of the services for which they are receiving payments.

Other Payments to Financial Firms

Some or all of the sales charges, distribution fees and servicing fees described above are paid or "reallowed" to the financial firm, including their financial advisors through which you purchase your shares. With respect to Class C shares, the financial firms are also paid at the time of your purchase a commission of up to 1.00% of your investment in such share class. Please see the Statement of Additional Information for more details.

The Distributor or PIMCO (for purposes of this subsection only, collectively, the "Distributor") may from time to time make payments and provide other incentives to selected financial firms as compensation for services such as providing the Funds with "shelf space" or a higher profile for the financial firms' financial advisors and their customers, placing the Funds on the financial firms' preferred or recommended fund list, granting the Distributor access to the firms' financial advisors and furnishing marketing support and other specified services. These payments may be significant to the financial firms.

A number of factors will be considered in determining the amount of these payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of the Funds, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor may also make payments to one or more financial firms based upon factors such as the amount of assets a financial firm's clients have invested in the Funds and the quality of the financial firm's relationship with the Distributor.

The payments described above are made at the Distributor's expense. These payments may be made to financial firms selected by the Distributor, generally to the financial firms that have sold significant amounts of shares of the Funds. The level of payments made to a financial firm in any given year will vary and generally will not exceed the sum of (a) 0.10% of such year's gross sales of Class A, Class C and Class D shares of series of the Trust and PIMCO Equity Series by that financial firm and (b) 0.03% of the assets attributable to that financial firm invested in Class A, Class C and Class D shares of series of the Trust and PIMCO Equity Series. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels. In lieu of payments pursuant to the foregoing formula, the Distributor may make payments of an agreed upon amount which normally will not exceed the amount that would have been payable pursuant to the formula.

In addition to the foregoing payments, the Distributor or its employees and representatives may make payments or reimburse financial firms for sponsorship and/or attendance at conferences, seminars or informational meetings ("event support"), provide financial firms or their personnel with occasional tickets to events or other entertainment, meals, and small gifts ("other non-cash compensation"), make charitable contributions to valid charitable organizations at the request of financial firms ("charitable contributions") and make financial contributions pertaining to sales incentives and contests, each to the extent permitted by applicable law, rules and regulations.

In addition, wholesaler representatives of the Distributor visit financial firms on a regular basis to market and educate financial advisors and other

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personnel about the Funds. These payments, reimbursements and activities may provide additional access to financial advisors at these financial firms, which may increase purchases and/or reduce redemptions of Fund shares.

The Distributor also may pay financial firms for certain services including technology, operations, tax, or audit consulting services, and may pay such firms for the Distributor's attendance at investment forums sponsored by such firms or for various studies, surveys, or access to databases. Subject to applicable law, PIMCO and its affiliates may also provide investment advisory services to financial firms and may execute brokerage transactions on behalf of the Funds with such financial firms. These financial firms may, in the ordinary course of their business, recommend that their clients utilize PIMCO's investment advisory services or invest in the Funds or in other products sponsored or distributed by the Distributor.

If investment advisers, distributors or affiliates of mutual funds make payments and provide other incentives in differing amounts, financial firms and their financial advisors may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial advisors may also have a financial incentive for recommending a particular share class over other share classes. A shareholder who holds Fund shares through a financial firm should consult with the shareholder's financial advisor and review carefully any disclosure by the financial firm as to its compensation received by the financial advisor.

Although the Funds may use financial firms that sell Fund shares to effect transactions for the Funds' portfolios, the Funds and PIMCO will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the Statement of Additional Information.

Purchases, Redemptions and Exchanges

The following section provides basic information about how to purchase, redeem and exchange shares of the Funds.

More detailed information about purchase, redemption and exchange arrangements for Fund shares is provided in the Statement of Additional Information, which can be obtained free of charge by written request to the Funds at P.O. Box 55060, Boston, MA 02205-5060, visiting pimco.com/investments or by calling 888.87.PIMCO. The Statement of Additional Information provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

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Automated telephone and wire transfer procedures

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Automatic purchase, exchange and withdrawal programs

■

A link from your PIMCO Fund account to your bank account

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Special arrangements for tax-qualified retirement plans

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Investment programs which allow you to reduce or eliminate the initial sales charges

■

Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

In addition to the other methods and notwithstanding any limitations described herein, shareholders with eligible Fund direct accounts may purchase, redeem (sell) and exchange Class A and Class C shares, by accessing their accounts online at pimco.com/MyAccountAccess.  Shareholders with eligible Fund direct accounts in the Institutional class may purchase, redeem (sell) and exchange shares by accessing their accounts online at pimco.com/InstitutionalAccountAccess. Accordingly, an investor must first establish a Fund direct account by completing and mailing the appropriate account application. Online redemptions are not available for all Fund direct accounts because in certain cases, a signature guarantee may be required.

If a shareholder elects to use Account Access to effect transactions for their Fund direct account, the shareholder will be required to establish and use a user ID and password. Shareholders are responsible for keeping their user IDs and passwords private. A Fund will not be liable for relying on any instructions submitted online. Submitting transactions online may be difficult (or impossible) during drastic economic or market changes or during other times when communications may be under unusual stress. Please see the Funds' Statement of Additional Information for additional terms, conditions and considerations.

If a shareholder elects not to use Account Access to view their account or effect transactions, the shareholder should not establish online account access.  If online account access has already been established and the client no longer wants the account accessible online, the client can call 888.87.PIMCO and request to suspend online access.

The Trust typically does not offer or sell its shares to non-U.S. residents. For purposes of this policy, a U.S. resident is defined as an account with (i) a U.S. address of record and (ii) all account owners residing in the U.S. at the time of sale.

The minimum initial investment may be modified for certain financial firms that submit orders on behalf of their customers. The Trust or the Distributor may lower or waive the minimum initial or subsequent investment for certain categories of investors at their discretion. Please see the Statement of Additional Information for details.

Purchasing Shares — Class A and Class C

You can purchase Class A or Class C shares of the Funds in the following ways:

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Through your broker-dealer or other financial firm. Your broker-dealer or other financial firm may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker-dealer or other financial firm will normally be held in your account with that firm.

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Through the Distributor. You should discuss your investment with your financial advisor before you make a purchase to be sure the Fund is appropriate for you. To make direct investments, you must open an account with the Trust and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust. If you do not list a financial advisor and his/

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her brokerage firm on the Account Application, the Distributor is designated as the broker of record, but solely for purposes of acting as your agent to purchase shares.

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Investment Minimums — Class A and Class C Shares. The following investment minimums apply for purchases of Class A and Class C shares.

Purchasing Shares — Class R

Eligible plan investors may purchase Class R shares of the Funds at the relevant net asset value ("NAV") of that class without a sales charge. See "No Sales Charges — Class R Shares" above. Plan participants may purchase Class R shares only through their specified benefit plans. In connection with purchases, specified benefit plans are responsible for forwarding all necessary documentation to their financial firm or the Distributor. Specified benefit plans and financial firms may charge for such services.

Specified benefit plans may also purchase Class R shares directly through the Distributor. To make direct investments, a plan administrator must open an account with the Fund and send payment for Class R shares either by mail or through a variety of other purchase options and plans offered by the Trust. Specified benefit plans that purchase their shares directly from the Trust must hold their shares in an omnibus account at the specified benefit plan level.

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Investment Minimums — Class R Shares. There is no minimum initial or additional investment in Class R shares.

To invest directly by mail, specified benefit plans should send a check payable to the PIMCO Family of Funds, along with a completed Account Application to the Trust by mail to PIMCO Funds, P.O. Box 55060, Boston, MA 02205-5060 or overnight courier to PIMCO Funds, c/o Boston Financial Data Services, Inc., 30 Dan Road, Canton, MA 02021-2809.

The Funds accept all purchases by mail subject to collection of checks at full value and conversion into federal funds. Investors may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to the PIMCO Family of Funds and should clearly indicate the relevant account number. Please call the Funds at 888.87.PIMCO if you have any questions regarding purchases by mail.

The Funds reserve the right to require payment by wire, Automatic Clearing House (ACH) or U.S. bank check. The Funds generally do not accept payments made by cash, money order, temporary/starter checks, third-party checks, credit card checks, traveler's check, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

The Statement of Additional Information describes a number of additional ways you can make direct investments, including through the PIMCO Funds Automatic Investment Plan and ACH Network. You can obtain the Statement of Additional Information free of charge from the Funds by written request to the address above, visiting pimco.com/investments or by calling 888.87.PIMCO.

Purchasing Shares — Institutional Class, Class P and Administrative Class

Eligible investors may purchase Institutional Class, Class P and Administrative Class shares of the Funds at the relevant NAV of that class without a sales charge. See "No Sales Charges — Institutional Class, Class P, Administrative Class and Class D Shares" above.

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 Investment Minimums — Institutional Class, Class P and Administrative Class Shares. The following investment minimums apply for purchases of Institutional Class, Class P and Administrative Class shares.

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Initial Investment. Investors who wish to invest in Institutional Class and Administrative Class shares may obtain an Account Application online at pimco.com/investments or by calling 888.87.PIMCO. Class P shares are only available through financial firms. See "No Sales Charges — Institutional Class, Class P, Administrative Class and Class D Shares." The completed Account Application may be submitted using the following methods:

Facsimile: 816.421.2861

Regular Mail:
    PIMCO Funds
    c/o BFDS Midwest
    330 W. 9th Street
    Kansas City, MO 64105

E-mail: pimcoteam@bfdsmidwest.com

Except as described below, an investor may purchase Institutional Class and Administrative Class shares only by wiring federal funds to:

PIMCO Funds c/o State Street Bank & Trust Co.
One Lincoln Street, Boston, MA 02111
ABA: 011000028
DDA: 9905-7432
ACCT: Investor PIMCO Account Number
FFC: Name of Investor and Name of Fund(s) in which you wish to invest

Before wiring federal funds, the investor must provide order instructions to the Transfer Agent by facsimile at 816.421.2861, by telephone at 888.87.PIMCO or by e-mail at pimcoteam@bfdsmidwest.com (if an investor elected this option at account opening). In order to receive the current day's NAV, order instructions must be received in good order prior to market close. Instructions must include the name and signature of an appropriate person designated on the Account Application ("Authorized Person"), account name, account number, name of Fund and share class and amount being wired. Wires received without order instructions will result in a processing delay or a return of wire. Failure to send the accompanying wire on the same day may result in the cancellation of the order.

An investor may place a purchase order for shares without first wiring federal funds if the purchase amount is to be derived from an advisory

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account managed by PIMCO or one of its affiliates, or from an account with a broker-dealer or other financial firm that has established a processing relationship with the Trust on behalf of its customers.

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Additional Investments. An investor may purchase additional Institutional Class and Administrative Class shares of the Funds at any time by sending a facsimile or e-mail or by calling the Transfer Agent and wiring federal funds as outlined above. Eligible Institutional Class shareholders may also purchase additional shares online at pimco.com/InstitutionalAccountAccess. Contact your financial firm for information on purchasing additional Class P shares.

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Other Purchase Information. Purchases of a Fund's Institutional Class, Class P and Administrative Class shares will be made in full and fractional shares.

Purchasing Shares — Class D

Eligible investors may purchase Class D shares of the Funds at NAV without a sales charge. See "No Sales Charges — Institutional Class, Class P, Administrative Class and Class D Shares" above.

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Investment Minimums — Class D Shares. The following investment minimums apply for purchases of Class D shares.

Purchasing Shares — Additional Information

The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

Subject to the approval of the Trust, an investor may purchase shares of the Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if PIMCO intends to retain the security in the Fund as an investment. Assets purchased by the Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

In the interest of economy and convenience, certificates for shares will not be issued.

Redeeming Shares — Class A and Class C

You can redeem (sell) Class A or Class C shares of the Funds in the following ways:

■

Through your broker-dealer or other financial firm. Your broker-dealer or other financial firm may independently charge you transaction fees and additional amounts in return for its services, which will reduce your return.

■

Redemptions by Telephone. An investor that elects this option on the Account Application (or subsequently in writing) may request redemptions of Class A and Class C shares by calling the Trust at 888.87.PIMCO. An Authorized Person must state his or her name, account name, account number, name of Fund and share class, and redemption amount (in dollars or shares). Redemption requests of an amount of $10 million or more must be submitted in writing by an Authorized Person.

■

Directly from the Trust by Written Request. To redeem shares directly from the Trust by written request, you must send the following items to the PIMCO Funds, P.O. Box 55060, Boston, MA 02205-5060:

1.

a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent's records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

2.

for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under "Signature Validation" below;

3.

any share certificates issued for any of the shares to be redeemed (see "Certificated Shares" below); and

4.

any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

A signature validation is not required for redemptions requested by and payable to all shareholders of record for the account, and to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 888.87.PIMCO before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You cannot redeem your shares by written request if they are held in "street name" accounts—you must redeem through your financial firm.

If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent's records, and/or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under "Signature Validation" below.

The Statement of Additional Information describes a number of additional ways you can redeem your shares, including:

■

Telephone requests to the Transfer Agent

■

Online Account Access

■

Expedited wire transfers

■

Automatic Withdrawal Plan

■

Automated Clearing House (ACH) Network

Unless you specifically elect otherwise, your initial Account Application permits you to redeem shares by telephone subject to certain requirements. To be eligible for expedited wire transfer, Automatic Withdrawal Plan, and ACH privileges, you must specifically elect the particular option on your

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Account Application and satisfy certain other requirements. The Statement of Additional Information describes each of these options and provides additional information about selling shares.

Other than an applicable CDSC, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial firm, that firm may charge you a commission or other fee for processing your redemption request.

Redeeming Shares — Class R

Class R shares may be redeemed through the investor's plan administrator. Investors do not pay any fees or other charges to the Trust when selling shares, although specified benefit plans and financial firms may charge for their services in processing redemption requests. Please contact the plan or firm for details.

Subject to any restrictions in the applicable specified benefit plan documents, plan administrators are obligated to transmit redemption orders to the Trust's Transfer Agent or their financial service firm promptly and are responsible for ensuring that redemption requests are in proper form. Specified benefit plans and financial firms will be responsible for furnishing all necessary documentation to the Trust's Transfer Agent and may charge for their services.

Redeeming Shares — Institutional Class and Administrative Class

■

Redemptions in Writing. Investors may redeem (sell) Institutional Class and Administrative Class shares by sending a facsimile, written request or e-mail as follows:

Facsimile: 816.421.2861
Regular Mail:
    PIMCO Funds
    c/o BFDS Midwest
    330 W. 9th Street
    Kansas City, MO 64105
E-mail: pimcoteam@bfdsmidwest.com

The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed or made by an Authorized Person.

Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (including those by fax or e-mail) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this prospectus. Shareholders should realize that by utilizing fax or e-mail redemption, they may be giving up a measure of security that they might have if they were to redeem their shares by mail. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by fax or e-mail when desired. The Transfer Agent also provides written confirmation of transactions as a procedure designed to confirm that instructions are genuine.

All redemptions, whether initiated by mail, fax or e-mail, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See "Redeeming Shares — Additional Information."

■

Redemptions by Telephone. An investor that elects this option on the Account Application (or subsequently in writing) may request redemptions of Institutional Class and Administrative Class shares by calling the Trust at 888.87.PIMCO. An Authorized Person must state his or her name, account name, account number, name of Fund and share class, and redemption amount (in dollars or shares). Redemption requests of an amount of $10 million or more must be submitted in writing by an Authorized Person.

In electing a telephone redemption, the investor authorizes PIMCO and the Transfer Agent to act on telephone instructions from any person representing him or herself to be an Authorized Person, and reasonably believed by PIMCO or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (including by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this prospectus. Shareholders should realize that by electing the telephone option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that shareholders will be unable to redeem their shares by telephone when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine. All telephone transactions are recorded, and PIMCO or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions initiated by telephone will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See "Redeeming Shares — Additional Information."

An Authorized Person may decline telephone exchange or redemption privileges after an account is opened by providing the Transfer Agent a letter of instruction signed by an Authorized Signer. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by facsimile, e-mail or overnight courier. Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

Redemptions Online

An investor may redeem Institutional Class shares through their account online. To access your online account, please log onto
pimco.com/InstitutionalAccountAccess and enter your account information and personal identification data.

Redeeming Shares — Class P

An investor may redeem (sell) Class P shares through the investor's financial firm.  Investors do not pay any fees or other charges to the Trust when selling shares.  Please contact the financial firm for details.

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Redeeming Shares — Class D

An investor may redeem (sell) Class D shares through the investor's financial firm. An investor does not pay any fees or other charges to the Trust when selling shares, although the financial service firm may charge for its services in processing a redemption request. An investor should contact the firm for details. If an investor is the registered owner of Class D shares, the investor may contact the Fund at 888.87.PIMCO for information regarding how to redeem shares directly with the Trust.

A financial firm is obligated to transmit an investor's redemption orders to the Transfer Agent promptly and is responsible for ensuring that a redemption request is in proper form. The financial firm will be responsible for furnishing all necessary documentation to the Transfer Agent and may charge for its services.

Redeeming Shares — Additional Information

Redemptions of all Classes of Fund shares may be made on any day the New York Stock Exchange ("NYSE") is open, but may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Redemption proceeds will normally be mailed to the redeeming shareholder within three calendar days or, in the case of wire transfer or ACH redemptions, sent to the designated bank account within one business day. Institutional Class shareholders may only receive redemption proceeds via wire transfer or ACH redemptions. ACH redemptions may be received by the bank on the second or third business day, but in either case may take up to seven days. In cases where shares have recently been purchased by personal check (Class A, Class C or Class R shareholders only), redemption proceeds may be withheld until the check has been collected, which may take up to 10 calendar days. To avoid such withholding, investors in Class A, Class C or Class R shares should purchase shares by certified or bank check or by wire transfer.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of Authorized Persons designated on the completed Account Application that are required to effect a redemption, and accompanied by a signature validation from any eligible guarantor institution, as determined in accordance with the Trust's procedures, as more fully described below.

Retirement plan sponsors, participant recordkeeping organizations and other financial firms may also impose their own restrictions, limitations or fees in connection with transactions in the Funds' shares, which may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any additional restrictions, limitations or fees that are imposed in connection with transactions in Fund shares.

Redemptions In Kind

The Trust has agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Certificated Shares

If you are redeeming shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under "Signature Validation" below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature Validation

When a signature validation is called for, a Medallion signature guarantee or Signature validation program (SVP) stamp will be required. A Medallion signature guarantee is intended to provide signature validation for transactions considered financial in nature, and an SVP stamp is intended to provide signature validation for transactions non-financial in nature. A Medallion signature guarantee or SVP stamp may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion program or Signature validation program recognized by the Securities Transfer Association. Signature validations from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized Medallion program may still be ineligible to provide a signature validation for transactions of greater than a specified dollar amount. The Trust may change the signature validation requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus. Shareholders should contact PIMCO Funds for additional details regarding the Funds' signature validation requirements.

Signature validation cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Account Application to effect transactions for the organization.

Minimum Account Size

Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem shares in any account that falls below the values listed below.

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Class A, Class C and Class D. Investors should maintain an account balance in the Fund held by an investor of at least the minimum investment necessary to open the particular type of

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account. If an investor's balance for the Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem an investor's remaining shares and close the Fund account after giving the investor 60 days to increase the account balance. An investor's account will not be liquidated if the reduction in size is due solely to a decline in market value of Fund shares or if the aggregate value of all the investor's holdings in the Trust and PIMCO Equity Series accounts exceeds $50,000.

■

Institutional Class, Class P and Administrative Class. The Trust reserves the right to redeem Institutional Class, Class P and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 60 days to bring the value of its account up to at least $100,000.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Funds' prospectus and each annual and semi-annual report, when available, will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with the Trust, call the Trust at 888.87.PIMCO. You will receive the additional copy within 30 days after receipt of your request by the Trust. Alternatively, if your shares are held through a financial institution, please contact the financial institution directly.

Exchanging Shares

You may exchange shares of a Fund for the same class of shares of any other fund of the Trust or a fund of PIMCO Equity Series that offers the same class of shares, subject to any restriction on exchanges set forth in the applicable Fund's prospectus. Shareholders interested in such an exchange may request a prospectus for these other funds by contacting the Trust.

Exchanges of Class A and Class C shares are subject to an initial $1,000 minimum (and subsequent $50 minimum) for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Automatic Exchange Plan. Specified benefit plans or financial service firms may impose various fees and charges, investment minimums and other requirements with respect to exchanges of Class R shares. You may exchange or obtain additional information about exchanging Class D shares by contacting your financial firm.

An exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See "Tax Consequences" in this prospectus and "Taxation" in the Statement of Additional Information.

Eligible investors who maintain their account directly with the Funds may submit a request to exchange Fund shares by accessing their account online. Eligible direct investors in Class A and Class C shares may access their online account via pimco.com/MyAccountAccess. Eligible direct investors in Institutional shares may access their online account via pimco.com/InstitutionalAccountAccess.

If you maintain your Class A, Class C or Class R account with the Trust, you may exchange shares by completing a written exchange request and sending it to PIMCO Funds, P.O. Box 55060, Boston, MA 02205-5060 or by calling the Funds at 888.87.PIMCO. Exchanges of an amount of $10 million or more must be submitted in writing by an Authorized Person. If you maintain your Institutional Class, Class P, Administrative Class and Class D shares with the Trust, you may exchange shares by following the redemption procedures for those classes above.

Shares of one class of a Fund may also be exchanged directly for shares of another class of the Fund, subject to any applicable sales charge and other rules, as described in the Statement of Additional Information.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of PIMCO, the transaction would adversely affect a Fund and its shareholders. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the SEC, the Trust will give you 60 days' advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A, Class C and Class R shares.

The Statement of Additional Information provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain the Statement of Additional Information free of charge from the Funds by written request to the address above, by visiting pimco.com/investments or by calling 888.87.PIMCO.

Acceptance and Timing of Purchase Orders, Redemption Orders and Share Price Calculations

A purchase order received by the Trust or its designee prior to the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) ("NYSE Close"), on a day the Trust is open for business, together with payment made in one of the ways described above will be effected at that day's NAV plus any applicable sales charge. An order received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial firms on a business day prior to the close of regular trading on the NYSE and communicated to the Trust or its designee prior to such time as agreed upon by the Trust and financial firm will be effected at the NAV determined on the business day the order was received by the financial firm. The Trust is "open for business" on each day the NYSE is open for trading, which excludes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, the Trust reserves the right to treat such day as a Business Day and accept purchase and redemption orders and calculate a Fund's NAV, in accordance with applicable law. A Fund reserves the right to close if the primary trading markets of the Fund's portfolio instruments are closed and the Fund's management believes that there is not an adequate market to meet purchase, redemption or exchange

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requests. On any business day when the Securities Industry and Financial Markets Association ("SIFMA") recommends that the securities markets close trading early, each Fund may close trading early. Purchase orders will be accepted only on days which the Trust is open for business.

A redemption order received by the Trust or its designee prior to the NYSE Close on a day the Trust is open for business, is effective on that day. A redemption order received after that time becomes effective on the next business day. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee, minus any applicable sales charge. However, orders received by certain broker-dealers and other financial firms on a business day prior to the NYSE Close and communicated to the Trust or its designee prior to such time as agreed upon by the Trust and financial firm will be effected on the business day the order was received by the financial firm. The request must properly identify all relevant information such as account name, account number, redemption amount (in dollars or shares), the Fund name and the class of shares and must be executed by an Authorized Person.

The Trust and the Distributor each reserves the right, in its sole discretion, to accept or reject any order for purchase of Fund shares. The sale of shares may be suspended during any period in which the NYSE is closed other than weekends or holidays, or if permitted by the rules of the SEC, when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the SEC for the protection of investors. Additionally, redemptions of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

An investor should invest in the Fund for long-term investment purposes only. The Trust reserves the right to refuse purchases if, in the judgment of PIMCO, the purchases would adversely affect the Fund and its shareholders. In particular, the Trust and PIMCO each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

Abusive Trading Practices

The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices, sometimes referred to as "market timing." However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds.

Certain of the Funds' investment strategies may expose the Funds to risks associated with market timing activities. For example, since the Funds may invest in non-U.S. securities, the Funds may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Funds' non-U.S. portfolio securities and the determination of the Funds' NAV as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for a Fund's potential investment in securities of small capitalization companies, securities of issuers located in emerging markets, securities of distressed companies or high yield securities that are thinly traded and therefore may have actual values that differ from their market prices.

To discourage excessive, short-term trading and other abusive trading strategies, the Board of Trustees of the Trust has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to a Fund and its shareholders. Such activities may have a detrimental effect on a Fund and its shareholders. For example, depending on various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Trust's investments, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, to the extent that there is a delay between a change in the value of a mutual fund's portfolio holdings and the time when that change is reflected in the NAV of the fund's shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as "stale price arbitrage," by the appropriate use of "fair value" pricing of a Fund's portfolio securities. See "How Fund Shares Are Priced" below for more information.

Second, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and PIMCO each reserves the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of PIMCO, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price and may also monitor for any attempts to improperly avoid the imposition of a redemption fee. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances. The Trust does not monitor the PIMCO Funds of Funds (as defined below) for purposes of detecting frequent or short-term trading practices with respect to shares of the Funds.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for a Fund to identify short-term transactions in the Fund.

Verification of Identity

To help the federal government combat the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain,

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verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

1.

Name;

2.

Date of birth (for individuals);

3.

Residential or business street address; and

4.

Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver's license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual's identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

How Fund Shares Are Priced

The price of a Fund's shares is based on the Fund's NAV. The NAV of a Fund's shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

Fund shares are ordinarily valued as of the NYSE Close on each day that the NYSE is open. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds' approved pricing services, quotation reporting systems and other third-party sources (together, "Pricing Services"). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange- traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies, a Fund's NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security's value has materially changed after the close of the security's primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund's portfolio investments being affected when you are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities

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traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed. As a result, to the extent that a Fund holds foreign (non- U.S.) securities, the NAV of the Fund's shares may change at times when you cannot purchase, redeem or exchange shares.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board of Trustees, generally based on recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, broker quotes, Pricing Services' prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Funds' use of fair valuation may also help to deter "stale price arbitrage" as discussed above under "Abusive Trading Practices."

Under certain circumstances, the per share NAV of a class of the Fund's shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. Generally, you begin earning dividends on Fund shares the day after the Fund receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on different classes of shares may be different as a result of the service and/or distribution fees applicable to certain classes of shares. Each Fund intends to declare income dividends and distribute them quarterly to shareholders of record.

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

A Fund's dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Account Application, by phone, or by submitting a written request, signed by an Authorized Person, indicating the account name, account number, name of Fund and share class. A shareholder may elect to invest all distributions in shares of the same class of any other fund of the Trust or PIMCO Funds which offers that class of shares at NAV. A shareholder must have an account existing in the fund selected for investment with the identical registered name. This option must be elected when the account is set up.

Shares Purchased by Wire: Notwithstanding the foregoing, if a purchase order for shares is received prior to 12:00 noon, Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day the purchase order is received, dividends will accrue starting that day. If a purchase order is received after 12:00 noon, Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day the purchase order is received, or as otherwise agreed to by the Trust, the order will be effected at that day's NAV, but dividends will not begin to accrue until the following business day.

Shares Purchased by Check or ACH: The order will be effected at that day's NAV, but dividends will not begin to accrue until the following business day.

If a purchase order is placed through a broker, dealer or other financial firms authorized to settle through the National Securities Clearing Corporation (the "NSCC"), the purchase order will begin accruing dividends the business day following the NSCC settlement date or as agreed upon and as allowed by applicable law.

A Class A, Class C, Class D, or Class R shareholder may choose from the following distribution options:

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Reinvest all distributions in additional shares of the same class of the Fund at NAV. You should contact your financial firm (if shares are held through a financial firm) or the Fund's Transfer Agent (if shares are held through a direct account) for details. You do not pay any sales charges on shares received through the reinvestment of Fund distributions. This will be done unless you elect another option.

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Invest all distributions in shares of the same class of any other fund of the Trust or PIMCO Equity Series which offers that class at NAV. You must have an account existing in the fund selected for investment with the identical registered name. You must elect this option on your

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Account Application or by a telephone request to the Transfer Agent at 888.87.PIMCO.

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Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). If the postal or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account. You must elect this option on your Account Application or by a telephone request to the Transfer Agent at 888.87.PIMCO.

The financial service firm may offer additional distribution reinvestment programs or options. Please contact the firm for details.

Tax Consequences

The following information is meant as a general summary for U.S. taxpayers. Please see the Statement of Additional Information for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in any Fund.

Each Fund will distribute substantially all of its income and gains to its shareholders every year, and shareholders will be taxed on distributions they receive.

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Taxes on Fund Distributions. A shareholder subject to U.S. federal income tax will be subject to tax on taxable Fund distributions of taxable income or capital gains whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, taxable Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

Fund taxable dividends (i.e., distributions of investment income) are generally taxable to shareholders as ordinary income. A portion of distributions may be qualified dividends taxable at lower rates for individual shareholders. However, in light of the investment strategies of the Funds, it is not anticipated that a significant portion of the dividends paid by the Funds will be eligible to be designated as qualified dividends. Federal taxes on Fund distributions of gains are determined by how long a Fund owned the investments that generated the gains, rather than how long a shareholder has owned the shares. Distributions of gains from investments that the Fund owned for more than one year will generally be taxable to shareholders as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable as ordinary income.

The tax treatment of income, gains and losses attributable to foreign currencies (and derivatives on such currencies), and various other special tax rules applicable to certain financial transactions and instruments could affect the amount, timing and character of a Fund's distributions. In some cases, these tax rules could also result in a retroactive change in the tax character of prior distributions and may also possibly cause all, or a portion, of prior distributions to be reclassified as returns of capital for tax purposes. See "Returns of Capital" below.

Taxable Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund prior to the shareholder's investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

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Taxes on Redemption or Exchanges of Shares. You will generally have a taxable capital gain or loss if you dispose of your Fund shares by redemption, exchange or sale. The amount of the gain or loss and the rate of tax will depend primarily upon how much you pay for the shares, how much you sell them for, and how long you hold them. When you exchange shares of a Fund for shares of another Fund, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

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Returns of Capital. If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

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Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds certain threshold amounts.

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Important Tax Reporting Considerations. Your financial intermediary or the Fund (if you hold your shares in a Fund direct account) will report gains and losses realized on redemptions of shares for shareholders who are individuals and S corporations purchased after January 1, 2012 to the Internal Revenue Service (IRS). This information will also be reported to you on Form 1099-B and the IRS each year. In calculating the gain or loss on redemptions of shares, the average cost method will be used to determine the cost basis of Fund shares purchased after January 1, 2012 unless you instruct the Fund in writing that you want to use another available method for cost basis reporting (for example, First In, First Out (FIFO), Last In, First Out (LIFO), Specific Lot Identification (SLID) or High Cost, First Out (HIFO)). If you designate SLID as your cost basis method, you will also need to designate a secondary cost basis method (Secondary Method). If a Secondary Method is not provided, the Funds will designate FIFO as the Secondary Method and will use the Secondary Method with respect to automatic withdrawals made after January 1, 2012 or conducted via an automatic withdrawal plan.

If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its Account Application or by written instruction, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.

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Backup Withholding. Each Fund may be required to withhold U.S. federal income tax on all taxable distributions payable to shareholders

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if they fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or if they have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against U.S. federal income tax liability.

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Foreign Withholding Taxes. A Fund may be subject to foreign withholding or other foreign taxes, which in some cases can be significant on any income or gain from investments in foreign securities. In that case, the Fund's total return on those securities would be decreased. Each Fund may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes if more than 50% of the value of a Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations or foreign governments, or if at least 50% of the value of a Fund's total assets at the close of each quarter of its taxable year is represented by interests in other regulated investment companies, such Fund may make an election to treat a proportionate amount of eligible foreign taxes as constituting a taxable distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholder to either (i) credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) take that amount as an itemized deduction. Although in some cases the Fund may be able to apply for a refund of a portion of such taxes, the ability to successfully obtain such a refund may be uncertain.

Any foreign shareholders would (with certain exceptions) generally be subject to U. S. tax withholding of 30% (or lower applicable treaty rate) on distributions from the Funds. Additionally, the Funds are required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends, and (effective January 1, 2017) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to enable the Funds to determine whether withholding is required.

This "Tax Consequences" section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds described under "Fund Summaries" and "Description of Principal Risks" above. It also describes characteristics and risks of additional securities and investment techniques described herein that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other funds for which PIMCO acts as investment adviser, including funds with names, investment objectives and policies similar to a Fund. A new Fund or a Fund with fewer assets under management may be more significantly affected by shareholder purchases and redemptions than a Fund with relatively greater assets under management. As compared to a larger Fund, a new or smaller Fund is more likely to sell a comparatively large portion of its portfolio to meet significant shareholder redemptions, or invest a comparatively large amount of cash to facilitate shareholder purchases, in each case when the Fund otherwise would not seek to do so. Such shareholder transactions may cause Funds to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also increase a Fund's transaction costs, accelerate the realization of taxable income if sales of securities resulted in gains, or otherwise cause a Fund to perform differently than intended. While such risks may apply to Funds of any size, such risks are heightened in Funds with fewer assets under management. In addition, new Funds may not be able to fully implement their investment strategy immediately upon commencing investment operations, which could reduce investment performance.

Certain PIMCO Funds (the "PIMCO Funds of Funds") invest substantially all or a significant portion of their assets in Underlying PIMCO Funds, which is defined to include the Funds. In some cases, the PIMCO Funds of Funds and certain funds managed by investment advisers affiliated with PIMCO ("Affiliated Funds of Funds") may be the predominant or sole shareholders of a particular Underlying PIMCO Fund, including a Fund. Investment decisions made with respect to the PIMCO Funds of Funds and Affiliated Funds of Funds could, under certain circumstances, negatively impact the Underlying PIMCO Funds, including the Funds, with respect to the expenses and investment performance of the Underlying PIMCO Funds. For instance, large purchases or redemptions of shares of an Underlying PIMCO Fund by the PIMCO Funds of Funds and Affiliated Funds of Funds, whether as part of a reallocation or rebalancing strategy or otherwise, may result in the Underlying PIMCO Fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could increase an Underlying PIMCO Fund's transaction costs and accelerate the realization of taxable income if sales of securities resulted in gains. Additionally, as the PIMCO Funds of Funds and Affiliated Funds of Funds may invest substantially all or a significant portion of their assets in Underlying PIMCO Funds, the Underlying PIMCO Funds may not acquire securities of other registered open-end investment companies in reliance on Section 12(d)(1)(F) or

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Section 12(d)(1)(G) of the 1940 Act, thus limiting the Underlying PIMCO Funds investment flexibility.

Investment Selection

Certain Funds seek maximum total return. The total return sought by a Fund consists of both income earned on a Fund's investments and capital appreciation, if any, arising from increases in the market value of a Fund's holdings. Capital appreciation of Fixed Income Instruments generally results from decreases in market interest rates, foreign currency appreciation, or improving credit fundamentals for a particular market sector or security.

In selecting investments for a Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy, analyzes credit and call risks, and uses other investment selection techniques. The proportion of a Fund's assets committed to investments with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO's outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

With respect to fixed income investing, PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping Fixed Income Instruments into sectors such as money markets, governments, corporates, mortgages, asset-backed and international. In seeking to identify undervalued currencies, PIMCO may consider many factors, including but not limited to longer-term analysis of relative interest rates, inflation rates, real exchange rates, purchasing power parity, trade account balances and current account balances, as well as other factors that influence exchange rates such as flows, market technical trends and government policies. Sophisticated proprietary software then assists in evaluating sectors and pricing specific investments. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations, credit spreads and other factors. There is no guarantee that PIMCO's investment selection techniques will produce the desired results.

Fixed Income Instruments

"Fixed Income Instruments," as used generally in this prospectus, includes:

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securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities");

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corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

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mortgage-backed and other asset-backed securities;

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inflation-indexed bonds issued both by governments and corporations;

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structured notes, including hybrid or "indexed" securities and event-linked bonds;

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bank capital and trust preferred securities;

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loan participations and assignments;

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delayed funding loans and revolving credit facilities;

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bank certificates of deposit, fixed time deposits and bankers' acceptances;

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repurchase agreements on Fixed Income Instruments and reverse repurchase agreements on Fixed Income Instruments;

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debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

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obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and

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obligations of international agencies or supranational entities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

The Funds, to the extent permitted under the 1940 Act, or exemptive relief therefrom, may invest in derivatives based on Fixed Income Instruments.

Duration

Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates that incorporates a security's yield, coupon, final maturity and call features, among other characteristics. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of eight years would be expected to fall approximately 8% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of negative three years would be expected to rise approximately 3% if interest rates rose by one percentage point. The maturity of a security, another commonly used measure of price sensitivity, measures only the time until final payment is due, whereas duration takes into account the pattern of all payments of interest and principal on a security over time, including how these payments are affected by prepayments and by changes in interest rates, as well as the time until an interest rate is reset (in the case of variable-rate securities). PIMCO uses an internal model for calculating duration, which may result in a different value for the duration of an index compared to the duration calculated by the index provider or another third party.

U.S. Government Securities

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. The U.S. Government does not guarantee the NAV of the Fund's shares. U.S. Government Securities are subject to market and interest rate risk, as well as varying degrees of credit risk. Some U.S. Government Securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. Government Securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities may have less credit risk than U.S. Government Securities not supported by the full faith and credit of the United States. Such other types of U.S. Government Securities are: (1) supported by the ability of the issuer to borrow from the U.S. Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; or (3) supported by the United States in some other way. These securities may be subject to greater credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Government National Mortgage Association ("GNMA"), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and

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credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Municipal Bonds

Municipal Bonds are generally issued by states, territories, possessions and local governments and their agencies, authorities and other instrumentalities. Municipal Bonds are subject to interest rate, credit and market risk, uncertainties related to the tax status of a municipal bond or the rights of investors invested in these securities. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. In addition, imbalances in supply and demand in the municipal market may result in a deterioration of liquidity and a lack of price transparency in the market. At certain times, this may affect pricing, execution and transaction costs associated with a particular trade. The value of certain municipal securities, in particular general obligation debt, may also be adversely affected by rising health care costs, increasing unfunded pension liabilities, changes in accounting standards and by the phasing out of federal programs providing financial support. Lower rated Municipal Bonds are subject to greater credit and market risk than higher quality Municipal Bonds. The types of Municipal Bonds in which the Funds may invest include municipal lease obligations, municipal general obligation bonds, municipal essential service revenue bonds, municipal cash equivalents, and pre-refunded and escrowed to maturity Municipal Bonds. The Funds may also invest in industrial development bonds, which are Municipal Bonds issued by a government agency on behalf of a private sector company and, in most cases, are not backed by the credit of the issuing municipality and may therefore involve more risk. The Funds may also invest in securities issued by entities whose underlying assets are Municipal Bonds.

Pre-refunded Municipal Bonds are tax-exempt bonds that have been refunded to a call date on or before the final maturity of principal and remain outstanding in the municipal market. The payment of principal and interest of the pre-refunded Municipal Bonds held by a Fund is funded from securities in a designated escrow account that holds U.S. Treasury securities or other obligations of the U.S. Government (including its agencies and instrumentalities ("Agency Securities")). As the payment of principal and interest is generated from securities held in a designated escrow account, the pledge of the municipality has been fulfilled and the original pledge of revenue by the municipality is no longer in place. The escrow account securities pledged to pay the principal and interest of the pre-refunded Municipal Bond do not guarantee the price movement of the bond before maturity. Investment in pre-refunded Municipal Bonds held by a Fund may subject the Fund to interest rate risk, market risk and credit risk. In addition, while a secondary market exists for pre-refunded Municipal Bonds, if a Fund sells pre-refunded Municipal Bonds prior to maturity, the price received may be more or less than the original cost, depending on market conditions at the time of sale.

Certain Funds may invest in trust certificates issued in tender option bond programs. In these programs, a trust typically issues two classes of certificates and uses the proceeds to purchase municipal securities having relatively long maturities and bearing interest at a fixed interest rate substantially higher than prevailing short-term tax-exempt rates. There is a risk that a Fund investing in a tender option bond program will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of, among other things, a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Regulators recently finalized rules implementing Section 619 (the "Volcker Rule") and Section 941 (the "Risk Retention Rules") of the Dodd-Frank Wall Street Reform and Consumer Protection Act. Both the Volcker Rule and the Risk Retention Rules apply to tender option bond programs and operate to require that such programs be restructured. In particular, when effective, these rules effectively will preclude banking entities from: (i) sponsoring or acquiring interests in the trusts used to hold a Municipal Bond in the creation of tender option bond trusts; and (ii) continuing to service or maintain relationships with existing programs involving such trusts to the same extent and in the same capacity as existing programs. The results of these rules are not certain, and there can be no assurance that appropriate restructuring of existing trusts will be possible or that the creation of new trusts will continue. Because of the role that tender option bond programs play in the Municipal Bond market, it is possible that implementation of these rules may adversely impact the Municipal Bond market. For example, as a result of the implementation of these rules, the Municipal Bond market may experience reduced demand or liquidity and increased financing costs.

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Mortgage-Related and Other Asset-Backed Securities

Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities ("SMBSs") and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. See "Extension Risk" and "Prepayment Risk" below. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

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Extension Risk. Mortgage-related and other asset-backed securities are subject to Extension Risk, which is the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise. This may negatively affect Fund returns, as the value of the security decreases when principal payments are made later than expected. In addition, because principal payments are made later than expected, the Fund may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates.

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Prepayment Risk. Mortgage-related and other asset-backed securities are subject to Prepayment Risk, which is the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected (due to the sale of the underlying property, refinancing, or foreclosure). This may occur when interest rates decline. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset backed IO, PO, or inverse floater securities.

Each Fund may invest in each of collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs"), other collateralized debt obligations ("CDOs") and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high-risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. Certain Funds may invest in other asset-backed securities that have been offered to investors.

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Privately Issued Mortgage-Related Securities: Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in such pools. Privately issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying privately issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. The risk of nonpayment is greater for mortgage-related securities that are backed by loans that were originated under weak underwriting standards, including loans made to borrowers with limited means to make repayment. A level of risk exists for all loans, although, historically, the poorest performing loans have been those classified as subprime.

Privately issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans. Privately Issued Mortgage-Related Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.

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Loan Participations and Assignments

Each Fund may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Reinvestment

Each Fund may be subject to the risk that the returns of a Fund will decline during periods of falling interest rates because the Fund may have to reinvest the proceeds from matured, traded or called debt obligations at interest rates below the Fund's current earnings rate. For instance, when interest rates decline, an issuer of debt obligations may exercise an option to redeem securities prior to maturity, thereby forcing the Fund to invest in lower-yielding securities. A Fund also may choose to sell higher-yielding portfolio securities and to purchase lower-yielding securities to achieve greater portfolio diversification, because the Fund's portfolio manager believes the current holdings are overvalued or for other investment-related reasons. A decline in the returns received by a Fund from its investments is likely to have an adverse effect on the Fund's net asset value, yield and total return.

Focused Investment

To the extent that a Fund focuses its investments in a particular sector, the Fund may be susceptible to loss due to adverse developments affecting that sector. These developments include, but are not limited to, governmental regulation; inflation; rising interest rates; cost increases in raw materials, fuel and other operating expenses; technological innovations that may render existing products and equipment obsolete; competition from new entrants; high research and development costs; increased costs associated with compliance with environmental or other governmental regulations; and other economic, business or political developments specific to that sector. Furthermore, a Fund may invest a substantial portion of its assets in companies in related sectors that may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to the types of developments described above, which will subject the Fund to greater risk. A Fund also will be subject to focused investment risk to the extent that it invests a substantial portion of its assets in a particular issuer, market, asset class, country or geographic region.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities. In addition, certain corporate debt securities may be highly customized and as a result may be subject to, among others, liquidity and pricing transparency risks.

Bank Capital Securities and Trust Preferred Securities

There are two common types of bank capital: Tier I and Tier II. Bank capital is generally, but not always, of investment grade quality. Tier I securities often take the form of trust preferred securities. Tier II securities are commonly thought of as hybrids of debt and preferred stock, are often perpetual (with no maturity date), callable and, under certain conditions, allow for the issuer bank to withhold payment of interest until a later date.

Trust preferred securities have the characteristics of both subordinated debt and preferred stock. The primary advantage of the structure of trust preferred securities is that they are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements. Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer. Typical characteristics include long-term maturities, early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. The market value of trust preferred securities may be more volatile than those of conventional debt securities. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as a Fund, to sell their holdings.

Volatility

Volatility measures the variability in the price of an investment over time. A higher volatility level signifies an investment's value may fluctuate over a larger range within a short period of time, either up or down. A lower volatility level means an investment's value is more likely to change within a narrower range, or less frequently, over time. The more volatile the portfolio holdings of a Fund, the less predictable the returns for the Fund. Higher volatility levels may indicate heightened risk of losses.

PIMCO's use of investments in seeking to manage a Fund's volatility will be consistent with the Fund's asset allocation guidelines. Although asset allocation cannot eliminate investment risk or losses, it may provide opportunities to manage a Fund's volatility relative to the Fund's target annualized volatility level.

High Yield Securities and Distressed Companies

Securities rated lower than Baa by Moody's, or equivalently rated by S&P or Fitch, are sometimes referred to as "high yield securities" or "junk bonds." Issuers of these securities may be distressed and undergoing restructuring, bankruptcy or other proceedings in an attempt to avoid insolvency. Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Issuers of securities in default may fail to resume principal or interest payments, in which case a Fund may lose its entire investment. Certain Funds may invest in securities that are in default with respect to the payment of

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interest or repayment of principal, or present an imminent risk of default with respect to such payments.

Variable and Floating Rate Securities

Variable and floating rate securities are securities that pay interest at rates that adjust whenever a specified interest rate changes and/or that reset on predetermined dates (such as the last day of a month or calendar quarter). Each Fund may invest in floating rate debt instruments ("floaters") and engage in credit spread trades. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.

Conversely, floating rate securities will not generally increase in value if interest rates decline. Each Fund may also invest in inverse floating rate debt instruments ("inverse floaters"). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO or inverse floater securities. Additionally, each Fund may also invest, without limitation, in RIBs.

Inflation-Indexed Bonds

Inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, which are more fully described below) are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS may also be divided into individual zero-coupon instruments for each coupon or principal payment (known as "iSTRIPS"). An iSTRIP of the principal component of a TIPS issue will retain the embedded deflation floor that will allow the holder of the security to receive the greater of the original principal or inflation-adjusted principal value at maturity. iSTRIPS may be less liquid than conventional TIPS because they are a small component of the TIPS market.

Municipal inflation-indexed securities are municipal bonds that pay coupons based on a fixed rate plus CPI. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation. At the same time, the value of municipal inflation-indexed securities and such corporate inflation-indexed securities generally will not increase if the rate of inflation decreases. Because municipal inflation-indexed securities and corporate inflation-indexed securities are a small component of the municipal bond and corporate bond markets, respectively, they may be less liquid than conventional municipal and corporate bonds.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure

Each Fund may obtain event-linked exposure by investing in "event-linked bonds" or "event-linked swaps" or by implementing "event-linked strategies." Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, a Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose a Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Convertible and Equity Securities

Common stock represents equity ownership in a company and typically provides the common stockholder the power to vote on certain corporate actions, including the election of the company's directors. Common stockholders participate in company profits through dividends and, in the event of bankruptcy, distributions, on a pro-rata basis after other claims are satisfied. Many factors affect the value of common stock, including earnings, earnings forecasts, corporate events and factors impacting the issuer's industry and the market generally. Common stock generally has the greatest appreciation and depreciation potential of all corporate securities.

Each Fund may invest in convertible securities and equity securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

"Synthetic" convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing

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security ("income-producing component") and the right to acquire an equity security ("convertible component"). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments. The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. A simple example of a synthetic convertible security is the combination of a traditional corporate bond with a warrant to purchase equity securities of the issuer of the bond. A Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. The income-producing and convertible components of a synthetic convertible security may be issued separately by different issuers and at different times.

Preferred and other subordinated securities generally entitle the holder to receive, in preference to the holders of other securities such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred and other subordinated securities may pay fixed or adjustable rates of return. Preferred and other subordinated securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred and other subordinated securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred and other subordinated securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. In addition, preferred and other subordinated securities often have special redemption rights allowing issuers to redeem such securities at par earlier than scheduled. If these rights are exercised, a Fund may be subject to reinvest assets in less attractive securities.

Among other risks described in this Prospectus, the following issues are particularly associated with investments in preferred and other subordinated securities.

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Deferral and Omission of Distributions. Preferred and other subordinated securities may include features permitting or requiring the issuer to defer or omit distributions. Among other things, such deferral or omission may result in adverse tax consequences for a Fund.

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Limited Voting Rights. Preferred and other subordinated securities generally do not have voting rights with respect to the issuer unless dividends have been in arrears for certain specified periods of time.

In the future, preferred or other subordinated securities may be offered with features different from those described above, and as such, may entail different risks. Over longer periods of time, certain types of preferred or other subordinated securities may become more scarce or less liquid as a result of legislative changes. Such events may result in losses to a Fund as the prices of securities it holds may be negatively affected. Revisions to bank capital requirements by international regulatory bodies, to the extent they are adopted in the United States, may also negatively impact the market for certain preferred or subordinated securities.

While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, certain Funds may consider convertible securities or equity securities to gain exposure to such investments.

While certain Funds may generally invest in equity derivatives, such Funds may invest without limitation directly in equity securities, including common stocks, preferred stocks, and convertible securities.When investing directly in equity securities, a Fund will not be limited to only those equity securities with any particular weighting in such Fund's respective benchmark index, if any. Generally, the Funds may consider investing directly in equity securities when derivatives on the underlying securities appear to be overvalued.

At times, in connection with the restructuring of a preferred stock or Fixed Income Instrument either outside of bankruptcy court or in the context of bankruptcy court proceedings, a Fund may determine or be required to accept equity securities, such as common stocks, in exchange for all or a portion of a preferred stock or Fixed Income Instrument. Depending upon, among other things, PIMCO's evaluation of the potential value of such securities in relation to the price that could be obtained by a Fund at any given time upon sale thereof, a Fund may determine to hold such securities in its portfolio.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Foreign (Non-U.S.) Securities

Each Fund may invest in securities and instruments that are economically tied to foreign (non-U.S.) countries. PIMCO generally considers an instrument to be economically tied to a non-U.S. country if the issuer is a foreign government (or any political subdivision, agency, authority or instrumentality of such government), or if the issuer is organized under the laws of a non-U.S. country. A Fund's investments in foreign securities may include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and similar securities that represent interests in a non-U.S. company's securities that have been deposited with a bank or trust and that trade on a U.S. exchange or over-the-counter. ADRs, EDRs and GDRs may be less liquid or may trade at a different price than the underlying securities of the issuer. In the case of certain money market instruments, such instruments will be considered economically tied to a non-U.S. country if either the issuer or the guarantor of such money market instrument is organized under the laws of a non-U.S. country. With respect to a Fund's derivative instruments, PIMCO generally considers such instruments to be economically tied to non-U.S. countries if the underlying assets of the derivative instrument, or a substantial portion of the components of the index to which the derivative instrument is exposed, are: (i) foreign currencies (or baskets or indexes of such currencies); (ii) instruments or securities that are issued by foreign

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governments; or (iii) instruments or securities that are issued by issuers organized under the laws of a non-U.S. country (or if the underlying assets are certain money market instruments, if either the issuer or the guarantor of such money market instruments is organized under the laws of a non- U.S. country). Further, where a derivative instrument is exposed to an index, PIMCO may consider the derivative to be economically tied to each country represented by the components of the underlying index pursuant to the criteria set forth in the preceding sentence.

Investing in foreign (non-U.S.) securities involves special risks and considerations not typically associated with investing in U.S. securities. Investors should consider carefully the substantial risks involved for Funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign (non-U.S.) securities markets may change independently of each other. Also, foreign (non-U.S.) securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign (non-U.S.) securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign (non-U.S.) securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Certain Funds also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

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Emerging Market Securities. Each Fund may invest in securities and instruments that are economically tied to developing (or "emerging market") countries. PIMCO generally considers an instrument to be economically tied to an emerging market country if the security's "country of exposure" is an emerging market country, as determined by the criteria set forth below. Alternatively, such as when a "country of exposure" is not available or when PIMCO believes the following tests more accurately reflect which country the security is economically tied to, PIMCO may consider an instrument to be economically tied to an emerging market country if the issuer or guarantor is a government of an emerging market country (or any political subdivision, agency, authority or instrumentality of such government), if the issuer or guarantor is organized under the laws of an emerging market country, or if the currency of settlement of the security is a currency of an emerging market country. With respect to derivative instruments, PIMCO generally considers such instruments to be economically tied to emerging market countries if the underlying assets are currencies of emerging market countries (or baskets or indexes of such currencies), or instruments or securities that are issued or guaranteed by governments of emerging market countries or by entities organized under the laws of emerging market countries. A security's "country of exposure" is determined by PIMCO using certain factors provided by a third-party analytical service provider. The factors are applied in order such that the first factor to result in the assignment of a country determines the "country of exposure." The factors, listed in the order in which they are applied, are: (i) if an asset- backed or other collateralized security, the country in which the collateral backing the security is located, (ii) if the security is guaranteed by the government of a country (or any political subdivision, agency, authority or instrumentality of such government), the country of the government or instrumentality providing the guarantee, (iii) the "country of risk" of the issuer, (iv) the "country of risk" of the issuer's ultimate parent, or (v) the country where the issuer is organized or incorporated under the laws thereof. "Country of risk" is a separate four-part test determined by the following factors, listed in order of importance: (i) management location, (ii) country of primary listing, (iii) sales or revenue attributable to the country, and (iv) reporting currency of the issuer. PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. In making investments in emerging market securities, a Fund emphasizes those countries with relatively low gross national product per capita and with the potential for rapid economic growth. Emerging market countries are generally located in Asia, Africa, the Middle East, Latin America and Eastern Europe. PIMCO will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision

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and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign (Non-U.S.) Currencies

A Fund that invests directly in foreign (non-U.S.) currencies or in securities that trade in, or receive revenues in, foreign (non-U.S.) currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. Currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

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Foreign Currency Transactions. Funds that invest in securities denominated in foreign (non-U.S.) currencies may engage in foreign currency transactions on a spot (cash) basis, enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell a foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Fund will segregate or "earmark" assets determined to be liquid by PIMCO in accordance with the procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under forward foreign currency exchange contracts.

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Redenomination. Continuing uncertainty as to the status of the euro and the European Monetary Union (the "EMU") has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EMU could have significant adverse effects on currency and financial markets and on the values of a Fund's portfolio investments. If one or more EMU countries were to stop using the euro as its primary currency, a Fund's investments in such countries may be redenominated into a different or newly adopted currency. As a result, the value of those investments could decline significantly and unpredictably. In addition, securities or other investments that are redenominated may be subject to currency risk, liquidity risk and risk of improper valuation to a greater extent than similar investments currently denominated in euros. To the extent a currency used for redenomination purposes is not specified in respect of certain EMU-related investments, or should the euro cease to be used entirely, the currency in which such investments are denominated may be unclear, making such investments particularly difficult to value or dispose of. A Fund may incur additional expenses to the extent it is required to seek judicial or other clarification of the denomination or value of such securities.

There can be no assurance that if a Fund earns income or capital gains in a non-U.S. country or PIMCO otherwise seeks to withdraw a Fund's investments from a given country, capital controls imposed by such country will not prevent, or cause significant expense in, doing so.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days and which may not be terminated within seven days at approximately the amount at which a Fund has valued the agreements are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls and Other Borrowings

Each Fund may enter into reverse repurchase agreements and dollar rolls, subject to the Fund's limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. A dollar roll is similar except that the counterparty is not obligated to return the same securities as those originally sold by the Fund but only securities that are "substantially identical." Reverse repurchase agreements and dollar rolls may be considered borrowing for some purposes. A Fund will segregate or "earmark" assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees to cover its obligations

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under reverse repurchase agreements and dollar rolls. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

Each Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, a Fund may borrow money from banks for any purpose in an amount up to ⅓ of the Fund's total assets, less all liabilities and indebtedness not represented by senior securities. A Fund may also borrow money for temporary administrative purposes in an amount not to exceed 5% of the Fund's total assets. In addition, a Fund may borrow from certain other PIMCO funds in inter-fund lending transactions to the extent permitted by an exemptive order from the SEC.

Derivatives

Each Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, spreads between different interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps and swaps on exchange-traded funds). Each Fund may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund's exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund's investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

CPI Swap. A CPI swap is a fixed maturity, over-the-counter derivative transaction in which the investor receives the "realized" rate of inflation as measured by the Consumer Price Index for All Urban Consumers ("CPI") over the life of the swap. The investor in turn pays a fixed annualized rate over the life of the swap. This fixed rate is often referred to as the "breakeven inflation" rate and is generally representative of the difference between treasury yields and TIPS yields of similar maturities at the initiation of the swap. CPI swaps are typically in "bullet" format, where all cash flows are exchanged at maturity. In addition to counterparty risk, CPI swaps are also subject to inflation risk, where the swap can potentially lose value if the realized rate of inflation over the life of the swap is less than the fixed market implied inflation rate (fixed breakeven rate) that the investor agrees to pay at the initiation of the swap.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk. The use of certain derivative instruments involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms. Additionally, a short position in a credit default swap could result in losses if a Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index could result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate or "earmark" assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a portfolio manager may wish to retain a Fund's position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in

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a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates or indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. For example, a swap agreement on an exchange-traded fund would not correlate perfectly with the index upon which the exchange-traded fund is based because the fund's return is net of fees and expenses. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Correlation Risk. In certain cases, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In this regard, many of the Funds offered in this prospectus seek to achieve their investment objectives, in part, by investing in derivatives positions that are designed to closely track the performance (or inverse performance) of an index on a daily basis. However, the overall investment strategies of these Funds are not designed or expected to produce returns which replicate the performance (or inverse performance) of the particular index, and the degree of variation could be substantial, particularly over longer periods. There are a number of factors which may prevent a mutual fund, or derivatives or other strategies used by a fund, from achieving a desired correlation (or inverse correlation) with an index. These may include, but are not limited to: (i) the impact of fund fees, expenses and transaction costs, including borrowing and brokerage costs/ bid-ask spreads, which are not reflected in index returns; (ii) differences in the timing of daily calculations of the value of an index and the timing of the valuation of derivatives, securities and other assets held by a fund and the determination of the net asset value of fund shares; (iii) disruptions or illiquidity in the markets for derivative instruments or securities in which a fund invests; (iv) a fund having exposure to or holding less than all of the securities in the underlying index and/or having exposure to or holding securities not included in the underlying index; (v) large or unexpected movements of assets into and out of a fund (due to share purchases or redemptions, for example), potentially resulting in the fund being over- or under-exposed to the index; (vi) the impact of accounting standards or changes thereto; (vii) changes to the applicable index that are not disseminated in advance; (viii) a possible need to conform a fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; and (ix) fluctuations in currency exchange rates.

■

A Note on the PIMCO StocksPLUS® Short Fund. The PIMCO StocksPLUS® Short Fund will generally benefit when the value of the Fund's associated index is declining and will generally not perform well when the index is rising, a result that is different from traditional mutual funds. Under certain conditions, even if the value of the Fund's associated index is declining (which could be beneficial to a short strategy), this could be offset by declining values of the Fund's holdings of Fixed Income Instruments. Conversely, it is possible that rising fixed income securities prices could be offset by a rising index (which could lead to losses in a short strategy). In either scenario, the Fund may experience losses. In a market where the value of the Fund's associated index is rising and its Fixed Income Instrument holdings are declining, the Fund may experience substantial losses. However, although the Fund uses derivatives and other short positions to gain exposures that may vary inversely with the performance of its associated index, the Fund as a whole is neither designed nor expected to produce returns which replicate the inverse of the performance of its associated index, and the degree of variation could be substantial, particularly over longer periods. Because the value of the Fund's derivatives short positions move in the opposite direction from the value of the Fund's associated index every day, for periods greater than one day, the effect of compounding may result in the performance of these derivatives positions, and the Fund's performance attributable to those positions, to be either greater than or less than the inverse of the index performance for such periods, and the extent of the variation could be substantial due to market volatility and other factors. In addition, the results of PIMCO's active management of the Fund, including the combination of income and capital gains or losses derived from the Fixed Income Instruments held by the Fund and the ability of the Fund to reduce or limit short exposure, may result in an imperfect inverse correlation between the performance of the Fund's associated index and the performance of the Fund. As noted above, there are a number of other reasons why changes in the value of derivatives positions may not correlate exactly (either positively or inversely) with an index or which may otherwise prevent a mutual fund or its positions from achieving such correlation. See "Correlation Risk" above.

The Fund may also invest in other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract, a subset of commodities, a subset of commodities futures contracts or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Options transactions may be effected on securities exchanges or in the OTC market. When options are purchased OTC, the Fund's portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also

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be illiquid and, in such cases, the Fund may have difficulty closing out its position. OTC options also may include options on baskets of specific securities. Many swap transactions are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is often no central exchange for swap transactions and therefore they can be less liquid investments than exchange-traded instruments. The Dodd-Frank Act and related regulatory developments require the clearing and exchange-trading of certain standardized over-the-counter derivative instruments that the CFTC and SEC recently defined as "swaps." Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing. The investment adviser will continue to monitor these developments, particularly to the extent regulatory changes affect the Fund's ability to enter into swap agreements.

Exchange-Traded Notes (ETNs)

ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange (e.g., the NYSE) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day's market benchmark or strategy factor.

ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer's credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When a Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. A Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market. ETNs are also subject to tax risk. The IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs. There may be times when an ETN share trades at a premium or discount to its market benchmark or strategy.

Real Estate Investment Trusts (REITs)

REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. Some REITs also finance real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Therefore, REITs tend to pay higher dividends than other issuers.

REITs can be divided into three basic types: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property. They derive their income primarily from rents received and any profits on the sale of their properties. Mortgage REITs invest the majority of their assets in real estate mortgages and derive most of their income from mortgage interest payments. As its name suggests, Hybrid REITs combine characteristics of both Equity REITs and Mortgage REITs.

An investment in a REIT, or in a real estate linked derivative instrument linked to the value of a REIT, is subject to the risks that impact the value of the underlying properties of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income. REITs are also subject to default by borrowers and self-liquidation, and are heavily dependent on cash flow. Some REITs lack diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Mortgage REITs may be impacted by the quality of the credit extended.

Delayed Funding Loans and Revolving Credit Facilities

Each Fund may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate or "earmark" assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to a risk that a Fund's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or "earmarked" to cover these positions. When a Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, a Fund could realize a loss. Additionally, when selling a security on a when-issued, delayed delivery or forward commitment basis without owning the security, a Fund will incur a loss if the security's price appreciates in value such that the security's price is above the agreed-upon price on the settlement date.

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Prospectus

Investment in Other Investment Companies

Each Fund may invest in securities of other investment companies, such as open-end or closed-end management investment companies, including exchange-traded funds and business development companies, or in pooled accounts, or other unregistered accounts or investment vehicles to the extent permitted by the 1940 Act and the rules and regulations thereunder and any exemptive relief therefrom. A Fund may invest in other investment companies to gain broad market or sector exposure, including during periods when it has large amounts of uninvested cash or when PIMCO believes share prices of other investment companies offer attractive values. As a shareholder of an investment company or other pooled vehicle, a Fund may indirectly bear investment advisory fees, supervisory and administrative fees, service fees and other fees which are in addition to the fees the Fund pays its service providers.

Each Fund may invest in certain money market funds and/or short-term bond funds ("Central Funds"), to the extent permitted by the 1940 Act, the rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT, other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity Fixed Income Instruments. The Central Funds may incur expenses related to their investment activities, but do not pay investment advisory or supervisory and administrative fees to PIMCO.

Subject to the restrictions and limitations of the 1940 Act, each Fund may, in the future, elect to pursue its investment objective either by investing directly in securities, or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives and policies as the Fund.

Small-Cap and Mid-Cap Companies

Certain Funds may invest in equity securities of small-capitalization and mid-capitalization companies. The Funds consider a small-cap company to be a company with a market capitalization of up to $1.5 billion and a mid-cap company to be a company with a market capitalization of between $1.5 billion and $10 billion. Investments in small-cap and mid-cap companies involve greater risk than investments in large-capitalization companies. Small- and mid-cap companies may not have an established financial history, which can present valuation challenges. The equity securities of small- and mid-cap companies may be subject to increased market fluctuations, due to less liquid markets and more limited managerial and financial resources. A Fund's investment in small- and mid-cap companies may increase the volatility of the Fund's portfolio.

Short Sales

A Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. When making a short sale (other than a "short sale against the box"), a Fund must segregate or "earmark" assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner. A Fund may engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder and other federal securities laws. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Illiquid Securities

Each Fund may invest up to 15% of its net assets (taken at the time of investment) in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933, as amended, and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan. Cash collateral received by a Fund in securities lending transactions may be invested in short-term liquid fixed income instruments or in money market or short-term mutual funds, or similar investment vehicles, including affiliated money market or short-term mutual funds. A Fund bears the risk of such investments.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." When the portfolio manager deems it appropriate and particularly during periods of volatile market movements, a Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. Higher portfolio turnover (e.g., an annual rate greater than 100% of the average value of the Fund's portfolio) involves correspondingly greater expenses to a Fund, including

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brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance. Please see a Fund's "Fund Summary—Portfolio Turnover" or the "Financial Highlights" in this prospectus for the portfolio turnover rates of the Funds that were operational during the last fiscal year.

Temporary Defensive Positions

For temporary or defensive purposes, each Fund may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

Changes in Investment Objectives and Policies

The investment objective of each of the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund, PIMCO RAE Worldwide Long/Short PLUS Fund, PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® Long Duration Fund, PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval. The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all other investment policies of the Funds may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Credit Ratings and Unrated Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody's, S&P and Fitch. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

A Fund may purchase unrated securities (which are not rated by a rating agency) if PIMCO determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund's success in achieving its investment objective may depend more heavily on the portfolio manager's creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

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Prospectus

Financial Highlights

The financial highlights table is intended to help a shareholder understand the financial performance of Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of each Fund for the last five fiscal years or, if shorter, the period since a Fund or a class commenced operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Trust's annual report to shareholders. The annual report is available free of charge by calling the Trust at the phone number on the back of this prospectus. The annual report is also available for download free of charge on the Trust's Web site at pimco.com/investments. Note: All footnotes to the financial highlights table appear at the end of the tables.

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)		Net Realized/ Unrealized Gain (Loss)	Net Increase (Decrease) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
PIMCO RAE Fundamental Advantage PLUS Fund
Institutional Class
03/31/2015	$3.98	$0.04		$(0.14)	$(0.10)	$(0.26)	$0.00	$0.00	$(0.26)	$3.62	(2.61)%	$2,354,316	0.90%		0.90%		0.89%		0.89%		1.13%	413%
03/31/2014	4.46	0.05		0.01	0.06	(0.54)	0.00	0.00	(0.54)	3.98	1.57	3,158,822	0.89		0.89		0.89		0.89		1.09	262
03/31/2013	4.03	0.08		0.44	0.52	(0.09)	0.00	0.00	(0.09)	4.46	12.83	3,172,910	0.90		0.90		0.89		0.89		1.94	321
03/31/2012	4.41	0.09		(0.13)	(0.04)	(0.34)	0.00	0.00	(0.34)	4.03	(0.77)	1,490,114	0.91		0.91		0.89		0.89		2.10	629
03/31/2011	4.62	0.07		0.28	0.35	(0.56)	0.00	0.00	(0.56)	4.41	7.74	4,645,834	0.89		0.89		0.89		0.89		1.40	512
Class P
03/31/2015	3.97	0.04		(0.13)	(0.09)	(0.26)	0.00	0.00	(0.26)	3.62	(2.45)	23,634	1.00		1.00		0.99		0.99		1.05	413
03/31/2014	4.45	0.04		0.01	0.05	(0.53)	0.00	0.00	(0.53)	3.97	1.45	44,362	0.99		0.99		0.99		0.99		1.01	262
03/31/2013	4.02	0.09		0.42	0.51	(0.08)	0.00	0.00	(0.08)	4.45	12.71	51,049	1.00		1.00		0.99		0.99		2.03	321
03/31/2012	4.40	0.10		(0.14)	(0.04)	(0.34)	0.00	0.00	(0.34)	4.02	(0.81)	22,608	1.01		1.01		0.99		0.99		2.30	629
06/30/2010 - 03/31/2011	4.71	0.05		0.13	0.18	(0.49)	0.00	0.00	(0.49)	4.40	4.04	16,685	0.99	*	0.99	*	0.99	*	0.99	*	1.48 *	512
Class D
03/31/2015	3.90	0.03		(0.14)	(0.11)	(0.25)	0.00	0.00	(0.25)	3.54	(3.02)	47,957	1.30		1.30		1.29		1.29		0.76	413
03/31/2014	4.38	0.03		0.01	0.04	(0.52)	0.00	0.00	(0.52)	3.90	1.24	61,031	1.29		1.29		1.29		1.29		0.70	262
03/31/2013	3.96	0.07		0.41	0.48	(0.06)	0.00	0.00	(0.06)	4.38	12.24	53,320	1.30		1.30		1.29		1.29		1.73	321
03/31/2012	4.34	0.08		(0.13)	(0.05)	(0.33)	0.00	0.00	(0.33)	3.96	(1.08)	41,035	1.31		1.31		1.29		1.29		1.90	629
03/31/2011	4.56	0.05		0.27	0.32	(0.54)	0.00	0.00	(0.54)	4.34	7.19	76,463	1.29		1.29		1.29		1.29		1.02	512
Class A
03/31/2015	3.92	0.03		(0.13)	(0.10)	(0.25)	0.00	0.00	(0.25)	3.57	(2.82)	29,625	1.30		1.30		1.29		1.29		0.74	413
03/31/2014	4.40	0.03		0.01	0.04	(0.52)	0.00	0.00	(0.52)	3.92	1.24	76,013	1.29		1.29		1.29		1.29		0.69	262
03/31/2013	3.97	0.07		0.41	0.48	(0.05)	0.00	0.00	(0.05)	4.40	12.21	58,810	1.30		1.30		1.29		1.29		1.78	321
03/31/2012	4.35	0.08		(0.13)	(0.05)	(0.33)	0.00	0.00	(0.33)	3.97	(1.05)	66,096	1.31		1.31		1.29		1.29		1.90	629
03/31/2011	4.57	0.05		0.27	0.32	(0.54)	0.00	0.00	(0.54)	4.35	7.29	93,291	1.29		1.29		1.29		1.29		1.10	512
Class C
03/31/2015	3.94	(0.00	)^	(0.14)	(0.14)	(0.22)	0.00	0.00	(0.22)	3.58	(3.65)	22,367	2.05		2.05		2.04		2.04		0.00	413
03/31/2014	4.43	(0.00	)^	0.01	0.01	(0.50)	0.00	0.00	(0.50)	3.94	0.36	38,619	2.04		2.04		2.04		2.04		(0.08)	262
03/31/2013	3.99	0.04		0.42	0.46	(0.02)	0.00	0.00	(0.02)	4.43	11.53	21,996	2.05		2.05		2.04		2.04		1.02	321
03/31/2012	4.38	0.05		(0.13)	(0.08)	(0.31)	0.00	0.00	(0.31)	3.99	(1.88)	20,658	2.06		2.06		2.04		2.04		1.16	629
03/31/2011	4.61	0.01		0.27	0.28	(0.51)	0.00	0.00	(0.51)	4.38	6.33	25,766	2.04		2.04		2.04		2.04		0.32	512
PIMCO RAE Fundamental PLUS EMG Fund
Institutional Class
03/31/2015	$9.54	$0.07		$(0.16)	$(0.09)	$(0.01)	$0.00	$0.00	$(0.01)	$9.44	(0.94)%	$3,010,359	1.15%		1.15%		1.15%		1.15%		0.73%	537%
03/31/2014	10.09	0.05		(0.56)	(0.51)	(0.01)	(0.03)	0.00	(0.04)	9.54	(5.04)	5,266,628	1.20	(b)	1.20	(b)	1.20	(b)	1.20	(b)	0.55	328
03/31/2013	10.14	0.11		0.61	0.72	(0.77)	0.00	0.00	(0.77)	10.09	6.95	5,989,049	1.25		1.25		1.25		1.25		1.08	399
03/31/2012	11.24	0.13		(0.91)	(0.78)	(0.32)	0.00	0.00	(0.32)	10.14	(6.70)	4,715,043	1.25		1.25		1.25		1.25		1.37	774
03/31/2011	11.10	0.13		2.52	2.65	(2.22)	(0.29)	0.00	(2.51)	11.24	24.97	2,399,802	1.25		1.25		1.25		1.25		1.13	517
Class P
03/31/2015	9.55	0.06		(0.15)	(0.09)	(0.02)	0.00	0.00	(0.02)	9.44	(1.00)	7,575	1.25		1.25		1.25		1.25		0.57	537
03/31/2014	10.12	0.06		(0.60)	(0.54)	(0.00)^	(0.03)	0.00	(0.03)	9.55	(5.32)	9,259	1.30	(c)	1.30(c	)	1.30	(c)	1.30	(c)	0.60	328
03/31/2013	10.18	0.09		0.63	0.72	(0.78)	0.00	0.00	(0.78)	10.12	6.91	5,648	1.35		1.35		1.35		1.35		0.89	399
03/31/2012	11.24	0.11		(0.90)	(0.79)	(0.27)	0.00	0.00	(0.27)	10.18	(6.86)	2,771	1.35		1.35		1.35		1.35		1.14	774
01/07/2011 - 03/31/2011	10.85	0.03		0.36	0.39	0.00	0.00	0.00	0.00	11.24	3.59	30	1.35	*	1.35	*	1.35	*	1.35	*	1.36 *	517

Please see footnotes on last page of financial highlights.

July 31, 2015 (as supplemented November 16, 2015) | PROSPECTUS	115

Prospectus

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Net Increase (Decrease) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Administrative Class
03/31/2015	9.48	0.05	(0.16)	(0.11)	(0.00)^	0.00	0.00	(0.00)^	9.37	(1.15)	263	1.40		1.40		1.40		1.40		0.48		537
03/31/2014	10.06	0.03	(0.58)	(0.55)	(0.00)^	(0.03)	0.00	(0.03)	9.48	(5.45)	217	1.45	(b)	1.45	(b)	1.45	(b)	1.45	(b)	0.27		328
05/31/2012 - 03/31/2013	8.98	0.06	1.81	1.87	(0.79)	0.00	0.00	(0.79)	10.06	20.64	127	1.50	*	1.50	*	1.50	*	1.50	*	0.73	*	399
Class D
03/31/2015	9.50	0.04	(0.17)	(0.13)	(0.02)	0.00	0.00	(0.02)	9.35	(1.41)	5,393	1.55		1.55		1.55		1.55		0.39		537
05/31/2013 - 03/31/2014	9.77	0.00 ^	(0.23)	(0.23)	(0.01)	(0.03)	0.00	(0.04)	9.50	(2.37)	3,420	1.59	*(d)	1.59	*(d)	1.59	*(d)	1.59	*(d)	0.03	*	328
Class A
03/31/2015	9.52	0.04	(0.17)	(0.13)	(0.00)^	0.00	0.00	(0.00)^	9.39	(1.36)	10,935	1.55		1.55		1.55		1.55		0.36		537
05/31/2013 - 03/31/2014	9.77	(0.00)^	(0.21)	(0.21)	(0.01)	(0.03)	0.00	(0.04)	9.52	(2.10)	3,842	1.59	*(d)	1.59	*(d)	1.59	*(d)	1.59	*(d)	(0.00	)*†	328
Class C
03/31/2015	9.44	(0.03)	(0.16)	(0.19)	(0.00)^	0.00	0.00	(0.00)^	9.25	(2.01)	1,890	2.30		2.30		2.30		2.30		(0.34)		537
05/31/2013 - 03/31/2014	9.77	(0.06)	(0.24)	(0.30)	(0.00)^	(0.03)	0.00	(0.03)	9.44	(3.02)	665	2.34	*(d)	2.34	*(d)	2.34	*(d)	2.34	*(d)	(0.75	)*	328
PIMCO RAE Fundamental PLUS Fund
Institutional Class
03/31/2015	$7.01	$0.04	$0.56	$0.60	$(0.45)	$(0.60)	$0.00	$(1.05)	$6.56	8.80%	$1,055,142	0.80%		0.80%		0.79%		0.79%		0.59%		390%
03/31/2014	6.57	0.05	1.35	1.40	(0.96)	0.00	0.00	(0.96)	7.01	22.36	1,350,370	0.79		0.79		0.79		0.79		0.80		424
03/31/2013	5.86	0.08	1.37	1.45	(0.74)	0.00	0.00	(0.74)	6.57	26.73	1,010,658	0.79		0.79		0.79		0.79		1.29		506
03/31/2012	5.94	0.09	0.49	0.58	(0.66)	0.00	0.00	(0.66)	5.86	10.92	351,353	0.79		0.79		0.79		0.79		1.59		1,047
03/31/2011	6.07	0.15	1.16	1.31	(1.44)	0.00	0.00	(1.44)	5.94	25.43	210,946	0.80		0.80		0.79		0.79		2.55		453
Class P
03/31/2015	6.98	0.03	0.56	0.59	(0.45)	(0.60)	0.00	(1.05)	6.52	8.61	616,784	0.90		0.90		0.89		0.89		0.47		390
03/31/2014	6.55	0.05	1.33	1.38	(0.95)	0.00	0.00	(0.95)	6.98	22.20	368,467	0.89		0.89		0.89		0.89		0.68		424
03/31/2013	5.85	0.07	1.37	1.44	(0.74)	0.00	0.00	(0.74)	6.55	26.55	153,162	0.89		0.89		0.89		0.89		1.22		506
03/31/2012	5.93	0.09	0.48	0.57	(0.65)	0.00	0.00	(0.65)	5.85	10.91	22,443	0.89		0.89		0.89		0.89		1.56		1,047
03/31/2011	6.07	0.14	1.15	1.29	(1.43)	0.00	0.00	(1.43)	5.93	25.17	6,672	0.90		0.90		0.89		0.89		2.40		453
Administrative Class
03/31/2015	6.90	0.02	0.55	0.57	(0.44)	(0.60)	0.00	(1.04)	6.43	8.40	37,774	1.05		1.05		1.04		1.04		0.33		390
03/31/2014	6.48	0.04	1.33	1.37	(0.95)	0.00	0.00	(0.95)	6.90	22.12	36,155	1.04		1.04		1.04		1.04		0.56		424
03/31/2013	5.80	0.06	1.34	1.40	(0.72)	0.00	0.00	(0.72)	6.48	26.13	30,040	1.04		1.04		1.04		1.04		1.00		506
03/31/2012	5.88	0.08	0.49	0.57	(0.65)	0.00	0.00	(0.65)	5.80	10.87	2,163	1.04		1.04		1.04		1.04		1.44		1,047
03/31/2011	6.03	0.13	1.14	1.27	(1.42)	0.00	0.00	(1.42)	5.88	24.89	59	1.05		1.05		1.04		1.04		2.26		453
Class D
03/31/2015	6.78	0.01	0.55	0.56	(0.43)	(0.60)	0.00	(1.03)	6.31	8.43	607,284	1.20		1.20		1.19		1.19		0.18		390
03/31/2014	6.39	0.03	1.30	1.33	(0.94)	0.00	0.00	(0.94)	6.78	21.86	622,117	1.19		1.19		1.19		1.19		0.39		424
03/31/2013	5.72	0.05	1.33	1.38	(0.71)	0.00	0.00	(0.71)	6.39	26.04	429,208	1.19		1.19		1.19		1.19		0.91		506
03/31/2012	5.81	0.07	0.47	0.54	(0.63)	0.00	0.00	(0.63)	5.72	10.53	91,205	1.19		1.19		1.19		1.19		1.34		1,047
03/31/2011	5.97	0.12	1.14	1.26	(1.42)	0.00	0.00	(1.42)	5.81	24.99	81,839	1.20		1.20		1.19		1.19		2.15		453
Class A
03/31/2015	6.80	0.01	0.54	0.55	(0.43)	(0.60)	0.00	(1.03)	6.32	8.24	785,656	1.20		1.20		1.19		1.19		0.17		390
03/31/2014	6.40	0.02	1.32	1.34	(0.94)	0.00	0.00	(0.94)	6.80	22.03	745,005	1.19		1.19		1.19		1.19		0.37		424
03/31/2013	5.72	0.05	1.33	1.38	(0.70)	0.00	0.00	(0.70)	6.40	26.10	291,184	1.19		1.19		1.19		1.19		0.92		506
03/31/2012	5.81	0.07	0.48	0.55	(0.64)	0.00	0.00	(0.64)	5.72	10.62	97,573	1.19		1.19		1.19		1.19		1.33		1,047
03/31/2011	5.98	0.12	1.13	1.25	(1.42)	0.00	0.00	(1.42)	5.81	24.77	69,302	1.20		1.20		1.19		1.19		2.09		453
Class C
03/31/2015	6.47	(0.04)	0.52	0.48	(0.39)	(0.60)	0.00	(0.99)	5.96	7.54	559,797	1.95		1.95		1.94		1.94		(0.58)		390
03/31/2014	6.16	(0.03)	1.25	1.22	(0.91)	0.00	0.00	(0.91)	6.47	20.87	415,212	1.94		1.94		1.94		1.94		(0.40)		424
03/31/2013	5.51	0.01	1.28	1.29	(0.64)	0.00	0.00	(0.64)	6.16	25.19	115,909	1.94		1.94		1.94		1.94		0.17		506
03/31/2012	5.63	0.03	0.45	0.48	(0.60)	0.00	0.00	(0.60)	5.51	9.71	33,921	1.94		1.94		1.94		1.94		0.56		1,047
03/31/2011	5.84	0.08	1.09	1.17	(1.38)	0.00	0.00	(1.38)	5.63	23.86	20,521	1.95		1.95		1.94		1.94		1.37		453
PIMCO RAE Fundamental PLUS International Fund
Institutional Class
03/31/2015	$12.56	$0.24	$(1.08)	$(0.84)	$(0.34)	$(2.43)	$0.00	$(2.77)	$8.95	(6.53)%	$1,096,358	0.83%		0.83%		0.82%		0.82%		2.07%		857%
03/31/2014	11.26	0.14	2.73	2.87	(1.54)	(0.03)	0.00	(1.57)	12.56	26.29	2,805,349	0.84	(e)	0.84	(e)	0.83	(e)	0.83	(e)	1.18		414
03/31/2013	11.37	0.12	1.65	1.77	(1.70)	(0.18)	0.00	(1.88)	11.26	16.05	3,418,499	0.85		0.85		0.84		0.84		1.05		452
09/30/2011 - 03/31/2012	10.00	0.05	1.43	1.48	(0.11)	0.00	0.00	(0.11)	11.37	14.77	1,258,123	0.84	*	0.85	*	0.84	*	0.85	*	0.83	*	347
Class P
5/30/2014-3/31/2015	12.91	0.16	(1.37)	(1.21)	(0.34)	(2.43)	0.00	(2.77)	8.93	(9.17)	2,752	0.93	*	0.93	*	0.92	*	0.92	*	2.00	*	857
Please see footnotes on last page of financial highlights.

July 31, 2015 (as supplemented November 16, 2015) | PROSPECTUS	117

Prospectus

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Net Increase (Decrease) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Class D
03/31/2015	12.55	0.20	(1.09)	(0.89)	(0.30)	(2.43)	0.00	(2.73)	8.93	(6.89)	9,814	1.18		1.18		1.17		1.17		1.82		857
02/28/2014-03/31/2014	12.61	0.01	(0.07)	(0.06)	0.00	0.00	0.00	0.00	12.55	(0.48)	210	1.18	*	1.18	*	1.17	*	1.17	*	1.02	*	414
Class A
03/31/2015	12.56	0.20	(1.09)	(0.89)	(0.29)	(2.43)	0.00	(2.72)	8.95	(6.96)	2,425	1.18		1.18		1.17		1.17		1.78		857
02/28/2014-03/31/2014	12.61	0.01	(0.06)	(0.05)	0.00	0.00	0.00	0.00	12.56	(0.40)	4,059	1.18	*	1.18	*	1.17	*	1.17	*	1.10	*	414
Class C
03/31/2015	12.55	0.11	(1.08)	(0.97)	(0.27)	(2.43)	0.00	(2.70)	8.88	(7.60)	1,859	1.93		1.93		1.92		1.92		1.07		857
02/28/2014-03/31/2014	12.61	(0.00)^	(0.06)	(0.06)	0.00	0.00	0.00	0.00	12.55	(0.48)	53	1.93	*	1.93	*	1.92	*	1.92	*	0.37	*	414
PIMCO RAE Fundamental PLUS Small Fund
Institutional Class
03/31/2015	$12.33	$0.23	$0.60	$0.83	$(0.77)	$0.00	$0.00	$(0.77)	$12.39	6.82%	$391,557	0.85%		0.85%		0.84%		0.84%		1.85%		722%
03/31/2014	13.17	0.18	3.03	3.21	(4.00)	(0.05)	0.00	(4.05)	12.33	26.01	531,938	0.84		0.84		0.84		0.84		1.36		378
03/31/2013	12.42	0.17	2.62	2.79	(1.83)	(0.21)	0.00	(2.04)	13.17	25.22	526,969	0.84		0.84		0.84		0.84		1.40		385
09/30/2011 - 03/31/2012	10.00	0.05	3.13	3.18	(0.76)	0.00	0.00	(0.76)	12.42	32.56	417,462	0.84	*	0.86	*	0.84	*	0.86	*	0.91	*	227
Class P
05/30/2014-03/31/2015	12.01	0.13	1.02	1.15	(0.78)	0.00	0.00	(0.78)	12.38	9.64	4,475	0.95	*	0.95	*	0.94	*	0.94	*	1.31	*	722
Class D
03/31/2015	12.32	0.17	0.63	0.80	(0.75)	0.00	0.00	(0.75)	12.37	6.56	6,897	1.20		1.20		1.19		1.19		1.41		722
02/28/2014-03/31/2014	12.20	0.02	0.10	0.12	0.00	0.00	0.00	0.00	12.32	0.98	637	1.19	*	1.19	*	1.19	*	1.19	*	2.38	*	378
Class A
03/31/2015	12.32	0.12	0.66	0.78	(0.76)	0.00	0.00	(0.76)	12.34	6.45	6,255	1.20		1.20		1.19		1.19		0.99		722
02/28/2014-03/31/2014	12.20	0.02	0.10	0.12	0.00	0.00	0.00	0.00	12.32	0.98	68	1.19	*	1.19	*	1.19	*	1.19	*	2.20	*	378
Class C
03/31/2015	12.31	0.06	0.63	0.69	(0.73)	0.00	0.00	(0.73)	12.27	5.67	4,536	1.95		1.95		1.94		1.94		0.53		722
02/28/2014-03/31/2014	12.20	0.01	0.10	0.11	0.00	0.00	0.00	0.00	12.31	0.90	35	1.94	*	1.94	*	1.94	*	1.94	*	1.47	*	378
PIMCO RAE Low Volatility PLUS EMG Fund
Institutional Class
03/31/2015	$9.96	$0.08	$(0.02)	$0.06	$(0.26)	$(0.03)	$0.00	$(0.29)	$9.73	0.52%	$4,607,000	1.00%		1.15%		1.00%		1.15%		0.77%		344%
12/30/2013 - 03/31/2014	10.00	0.01	(0.05)	(0.04)	0.00	0.00	0.00	0.00	9.96	(0.40)	2,470,229	1.00	*	1.20	*	1.00	*	1.20	*	0.46	*	25
Class P
03/31/2015	9.95	0.07	(0.01)	0.06	(0.26)	(0.03)	0.00	(0.29)	9.72	0.53	153	1.10		1.25		1.10		1.25		0.67		344
12/30/2013 - 03/31/2014	10.00	0.00	(0.05)	(0.05)	0.00	0.00	0.00	0.00	9.95	(0.50)	10	1.10	*	1.30	*	1.10	*	1.30	*	(0.10	)*	25
Class D
03/31/2015	9.95	0.02	(0.01)	0.01	(0.25)	(0.03)	0.00	(0.28)	9.68	0.03	499	1.40		1.55		1.40		1.55		0.22		344
12/30/2013 - 03/31/2014	10.00	(0.01)	(0.04)	(0.05)	0.00	0.00	0.00	0.00	9.95	(0.50)	25	1.40	*	1.60	*	1.40	*	1.60	*	(0.30	)*	25
Class A
03/31/2015	9.95	0.04	(0.02)	0.02	(0.24)	(0.03)	0.00	(0.27)	9.70	0.13	480	1.40		1.55		1.40		1.55		0.34		344
12/30/2013 - 03/31/2014	10.00	(0.01)	(0.04)	(0.05)	0.00	0.00	0.00	0.00	9.95	(0.50)	10	1.40	*	1.60	*	1.40	*	1.60	*	(0.41	)*	25
Class C
03/31/2015	9.93	(0.07)	0.01	(0.06)	(0.23)	(0.03)	0.00	(0.26)	9.61	(0.73)	403	2.15		2.30		2.15		2.30		(0.68)		344
12/30/2013 - 03/31/2014	10.00	(0.03)	(0.04)	(0.07)	0.00	0.00	0.00	0.00	9.93	(0.70)	10	2.15	*	2.35	*	2.15	*	2.35	*	(1.16	)*	25
PIMCO RAE Low Volatility PLUS Fund
Institutional Class
03/31/2015	$10.32	$0.07	$1.09	$1.16	$(0.67)	$0.00	$0.00	$(0.67)	$10.81	11.15%	$1,055,948	0.79%		0.79%		0.79%		0.79%		0.63%		691%
12/30/2013 - 03/31/2014	10.00	0.01	0.31	0.32	0.00	0.00	0.00	0.00	10.32	3.20	107,050	0.79	*	0.96	*	0.79	*	0.96	*	0.43	*	227
Class P
03/31/2015	10.32	0.05	1.10	1.15	(0.67)	0.00	0.00	(0.67)	10.80	11.05	1,082	0.89		0.89		0.89		0.89		0.43		691
12/30/2013 - 03/31/2014	10.00	0.01	0.31	0.32	0.00	0.00	0.00	0.00	10.32	3.20	10	0.89	*	1.06	*	0.89	*	1.06	*	0.24	*	227
Class D
03/31/2015	10.31	0.02	1.10	1.12	(0.66)	0.00	0.00	(0.66)	10.77	10.69	5,401	1.19		1.19		1.19		1.19		0.14		691
12/30/2013 - 03/31/2014	10.00	0.00 ^	0.31	0.31	0.00	0.00	0.00	0.00	10.31	3.10	20	1.19	*	1.36	*	1.19	*	1.36	*	0.05	*	227
Class A
03/31/2015	10.31	0.01	1.11	1.12	(0.67)	0.00	0.00	(0.67)	10.76	10.73	15,403	1.19		1.19		1.19		1.19		0.05		691
12/30/2013 - 03/31/2014	10.00	(0.00)^	0.31	0.31	0.00	0.00	0.00	0.00	10.31	3.10	10	1.19	*	1.36	*	1.19	*	1.36	*	(0.07	)*	227
Class C
03/31/2015	10.29	(0.07)	1.11	1.04	(0.64)	0.00	0.00	(0.64)	10.69	10.01	9,804	1.94		1.94		1.94		1.94		(0.67)		691
12/30/2013 - 03/31/2014	10.00	(0.02)	0.31	0.29	0.00	0.00	0.00	0.00	10.29	2.90	10	1.94	*	2.11	*	1.94	*	2.11	*	(0.82	)*	227

Please see footnotes on last page of financial highlights.

July 31, 2015 (as supplemented November 16, 2015) | PROSPECTUS	119

Prospectus

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)		Net Realized/ Unrealized Gain (Loss)	Net Increase (Decrease) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return		Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
PIMCO RAE Low Volatility PLUS International Fund
Institutional Class
03/31/2015	$10.13	$0.12		$0.23	$0.35	$(0.36)	$0.00	$0.00	$(0.36)	$10.12	3.61%		$2,488,373	0.82%		0.82%		0.82%		0.82%		1.20%		545%
12/30/2013 - 03/31/2014	10.00	0.02		0.11	0.13	0.00	0.00	0.00	0.00	10.13	1.30		2,007,386	0.82	*	0.85	*	0.82	*	0.85	*	0.86	*	31
Class P
03/31/2015	10.13	0.09		0.25	0.34	(0.36)	(0.00)^	0.00	(0.36)	10.11	3.52		319	0.92		0.92		0.92		0.92		0.92		545
12/30/2013 - 03/31/2014	10.00	0.00	^	0.13	0.13	0.00	0.00	0.00	0.00	10.13	1.30		33	0.92	*	0.95	*	0.92	*	0.95	*	0.18	*	31
Class D
03/31/2015	10.12	0.10		0.23	0.33	(0.35)	(0.00)^	0.00	(0.35)	10.10	3.40		362	1.17		1.17		1.17		1.17		0.95		545
12/30/2013 - 03/31/2014	10.00	0.00	^	0.12	0.12	0.00	0.00	0.00	0.00	10.12	1.20		21	1.17	*	1.20	*	1.17	*	1.20	*	0.03	*	31
Class A
03/31/2015	10.12	0.08		0.24	0.32	(0.35)	(0.00)^	0.00	(0.35)	10.09	3.25		1,110	1.17		1.17		1.17		1.17		0.73		545
12/30/2013 - 03/31/2014	10.00	0.00	^	0.12	0.12	0.00	0.00	0.00	0.00	10.12	1.20		48	1.17	*	1.20	*	1.17	*	1.20	*	0.09	*	31
Class C
03/31/2015	10.10	(0.01)		0.26	0.25	(0.32)	(0.00)^	0.00	(0.32)	10.03	2.59		325	1.92		1.92		1.92		1.92		(0.11)		545
12/30/2013 - 03/31/2014	10.00	(0.02)		0.12	0.10	0.00	0.00	0.00	0.00	10.10	1.00		15	1.92	*	1.95	*	1.92	*	1.95	*	(0.79	)*	31
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund
Institutional Class
03/31/2015	$10.06	$0.13		$(0.71)	$(0.58)	$(0.19)	$0.00	$0.00	$(0.19)	$9.29	(5.77)%		$1,822,885	1.00%		1.00%		0.99%		0.99%		1.37%		561%
03/31/2014	10.00	0.09		0.12	0.21	(0.15)	0.00	0.00	(0.15)	10.06	2.14		3,699,023	0.99		0.99		0.99		0.99		0.87		394
11/30/2012 - 03/31/2013	10.00	0.02		0.14	0.16	(0.16)	0.00	0.00	(0.16)	10.00	1.57		2,509,511	0.99	*	1.01	*	0.99	*	1.01	*	0.46	*	127
Class P
03/31/2015	10.05	0.14		(0.73)	(0.59)	(0.18)	0.00	0.00	(0.18)	9.28	(5.87)		20	1.10		1.10		1.09		1.09		1.44		561
03/31/2014	10.01	0.09		0.09	0.18	(0.14)	0.00	0.00	(0.14)	10.05	1.85		61	1.09		1.09		1.09		1.09		0.91		394
Class D
03/31/2015	10.05	0.09		(0.70)	(0.61)	(0.15)	0.00	0.00	(0.15)	9.29	(6.11)		75	1.40		1.40		1.39		1.39		0.96		561
03/31/2014	10.01	0.05		0.11	0.16	(0.12)	0.00	0.00	(0.12)	10.05	1.64		144	1.39		1.39		1.39		1.39		0.51		394
Class A
03/31/2015	10.04	0.10		(0.72)	(0.62)	(0.15)	0.00	0.00	(0.15)	9.27	(6.15)		277	1.40		1.40		1.39		1.39		1.01		561
03/31/2014	10.01	0.06		0.11	0.17	(0.14)	0.00	0.00	(0.14)	10.04	1.71		514	1.39		1.39		1.39		1.39		0.60		394
Class C
03/31/2015	9.99	0.02		(0.70)	(0.68)	(0.10)	0.00	0.00	(0.10)	9.21	(6.83)		62	2.15		2.15		2.14		2.14		0.23		561
03/31/2014	10.01	(0.02)		0.10	0.08	(0.10)	0.00	0.00	(0.10)	9.99	0.87		79	2.14		2.14		2.14		2.14		(0.17)		394
PIMCO RAE Worldwide Long/Short PLUS Fund
Institutional Class
12/04/2014 - 03/31/2015	$10.00	$0.02		$(0.12)	$(0.10)	$(0.08)	$0.00	$0.00	$(0.08)	$9.82	(0.96	)%(f)	$3,224,507	1.19	%*	1.19	%*	1.19	%*	1.19	%*	0.52	%*	136%
Class P
12/04/2014 - 03/31/2015	10.00	0.01		(0.11)	(0.10)	(0.08)	0.00	0.00	(0.08)	9.82	(1.00	)(f)	11	1.29	*	1.29	*	1.29	*	1.29	*	0.45	*	136
Class D
12/04/2014 - 03/31/2015	10.00	(0.00	)^	(0.11)	(0.11)	(0.08)	0.00	0.00	(0.08)	9.81	(1.13	)(f)	197	1.59	*	1.59	*	1.59	*	1.59	*	(0.01	)*	136
Class A
12/04/2014 - 03/31/2015	10.00	0.00	^	(0.11)	(0.11)	(0.07)	0.00	0.00	(0.07)	9.82	(1.08	)(f)	62	1.59	*	1.59	*	1.59	*	1.59	*	0.10	*	136
Class C
12/04/2014 - 03/31/2015	10.00	(0.02)		(0.11)	(0.13)	(0.06)	0.00	0.00	(0.06)	9.81	(1.27	)(f)	22	2.34	*	2.34	*	2.34	*	2.34	*	(0.64	)*	136
PIMCO StocksPLUS® Absolute Return Fund
Institutional Class
03/31/2015	$10.38	$0.09		$1.24	$1.33	$(0.35)	$(1.64)	$0.00	$(1.99)	$9.72	13.29%		$461,818	0.64%		0.64%		0.64%		0.64%		0.88%		437%
03/31/2014	9.92	0.12		1.79	1.91	(0.24)	(1.21)	0.00	(1.45)	10.38	20.09		217,927	0.64		0.64		0.64		0.64		1.15		392
03/31/2013	8.76	0.15		1.62	1.77	(0.60)	(0.01)	0.00	(0.61)	9.92	21.14		327,485	0.64		0.64		0.64		0.64		1.67		419
03/31/2012	8.23	0.15		0.77	0.92	(0.39)	0.00	0.00	(0.39)	8.76	11.68		167,147	0.64		0.64		0.64		0.64		1.98		601
03/31/2011	7.14	0.17		1.42	1.59	(0.50)	0.00	0.00	(0.50)	8.23	23.03		181,890	0.64		0.64		0.64		0.64		2.31		476
Class P
03/31/2015	10.31	0.09		1.23	1.32	(0.35)	(1.64)	0.00	(1.99)	9.64	13.24		144,519	0.74		0.74		0.74		0.74		0.83		437
03/31/2014	9.87	0.10		1.79	1.89	(0.24)	(1.21)	0.00	(1.45)	10.31	19.92		98,564	0.74		0.74		0.74		0.74		1.01		392
03/31/2013	8.73	0.14		1.61	1.75	(0.60)	(0.01)	0.00	(0.61)	9.87	21.00		67,376	0.74		0.74		0.74		0.74		1.52		419
03/31/2012	8.21	0.16		0.74	0.90	(0.38)	0.00	0.00	(0.38)	8.73	11.57		5,013	0.74		0.74		0.74		0.74		2.04		601
03/31/2011	7.13	0.16		1.42	1.58	(0.50)	0.00	0.00	(0.50)	8.21	22.86		2,186	0.74		0.74		0.74		0.74		2.07		476

Please see footnotes on last page of financial highlights.

July 31, 2015 (as supplemented November 16, 2015) | PROSPECTUS	121

Prospectus

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Net Increase (Decrease) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Waivers	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Class D
03/31/2015	10.19	0.06	1.21	1.27	(0.33)	(1.64)	0.00	(1.97)	9.49	12.94	303,100	1.04	1.04	1.04	1.04	0.55	437
03/31/2014	9.77	0.08	1.76	1.84	(0.21)	(1.21)	0.00	(1.42)	10.19	19.64	320,575	1.04	1.04	1.04	1.04	0.73	392
03/31/2013	8.66	0.11	1.58	1.69	(0.57)	(0.01)	0.00	(0.58)	9.77	20.40	357,116	1.04	1.04	1.04	1.04	1.27	419
03/31/2012	8.14	0.13	0.75	0.88	(0.36)	0.00	0.00	(0.36)	8.66	11.25	115,818	1.04	1.04	1.04	1.04	1.67	601
03/31/2011	7.08	0.13	1.41	1.54	(0.48)	0.00	0.00	(0.48)	8.14	22.52	111,590	1.04	1.04	1.04	1.04	1.72	476
Class A
03/31/2015	10.31	0.06	1.22	1.28	(0.33)	(1.64)	0.00	(1.97)	9.62	12.88	347,255	1.04	1.04	1.04	1.04	0.55	437
03/31/2014	9.88	0.07	1.79	1.86	(0.22)	(1.21)	0.00	(1.43)	10.31	19.58	351,418	1.04	1.04	1.04	1.04	0.71	392
03/31/2013	8.72	0.12	1.61	1.73	(0.56)	(0.01)	0.00	(0.57)	9.88	20.72	207,083	1.04	1.04	1.04	1.04	1.27	419
03/31/2012	8.21	0.13	0.74	0.87	(0.36)	0.00	0.00	(0.36)	8.72	11.07	76,257	1.04	1.04	1.04	1.04	1.68	601
03/31/2011	7.13	0.14	1.42	1.56	(0.48)	0.00	0.00	(0.48)	8.21	22.59	75,423	1.04	1.04	1.04	1.04	1.88	476
Class C
03/31/2015	9.83	(0.02)	1.17	1.15	(0.31)	(1.64)	0.00	(1.95)	9.03	12.12	224,169	1.79	1.79	1.79	1.79	(0.21)	437
03/31/2014	9.51	(0.01)	1.72	1.71	(0.18)	(1.21)	0.00	(1.39)	9.83	18.70	189,201	1.79	1.79	1.79	1.79	(0.06)	392
03/31/2013	8.42	0.05	1.54	1.59	(0.49)	(0.01)	0.00	(0.50)	9.51	19.71	74,798	1.79	1.79	1.79	1.79	0.52	419
03/31/2012	7.94	0.07	0.72	0.79	(0.31)	0.00	0.00	(0.31)	8.42	10.36	24,647	1.79	1.79	1.79	1.79	0.94	601
03/31/2011	6.93	0.08	1.37	1.45	(0.44)	0.00	0.00	(0.44)	7.94	21.59	19,000	1.79	1.79	1.79	1.79	1.13	476
PIMCO StocksPLUS® Fund
Institutional Class
03/31/2015	$9.98	$0.06	$1.22	$1.28	$(0.02)	$(1.68)	$0.00	$(1.70)	$9.56	13.37%	$582,691	0.50%	0.50%	0.50%	0.50%	0.56%	169%
03/31/2014	9.20	0.09	1.90	1.99	(0.48)	(0.73)	0.00	(1.21)	9.98	22.60	753,805	0.51	0.51	0.50	0.50	0.92	169
03/31/2013	8.67	0.11	1.33	1.44	(0.32)	(0.59)	0.00	(0.91)	9.20	17.72	857,270	0.50	0.50	0.50	0.50	1.24	321
03/31/2012	8.93	0.08	0.56	0.64	(0.41)	(0.49)	0.00	(0.90)	8.67	8.52	1,313,949	0.50	0.50	0.50	0.50	0.95	404
03/31/2011	8.27	0.12	1.30	1.42	(0.76)	0.00	0.00	(0.76)	8.93	18.59	1,193,012	0.50	0.50	0.50	0.50	1.49	225
Class P
03/31/2015	9.97	0.06	1.21	1.27	(0.02)	(1.68)	0.00	(1.70)	9.54	13.24	22,961	0.60	0.60	0.60	0.60	0.60	169
03/31/2014	9.20	0.08	1.89	1.97	(0.47)	(0.73)	0.00	(1.20)	9.97	22.42	21,165	0.61	0.61	0.60	0.60	0.82	169
03/31/2013	8.68	0.10	1.33	1.43	(0.32)	(0.59)	0.00	(0.91)	9.20	17.58	13,058	0.60	0.60	0.60	0.60	1.16	321
03/31/2012	8.95	0.07	0.55	0.62	(0.40)	(0.49)	0.00	(0.89)	8.68	8.25	1,149	0.60	0.60	0.60	0.60	0.89	404
03/31/2011	8.28	0.12	1.29	1.41	(0.74)	0.00	0.00	(0.74)	8.95	18.53	995	0.60	0.60	0.60	0.60	1.36	225
Administrative Class
03/31/2015	9.54	0.03	1.17	1.20	(0.01)	(1.68)	0.00	(1.69)	9.05	13.13	6,631	0.75	0.75	0.75	0.75	0.32	169
03/31/2014	8.85	0.06	1.81	1.87	(0.45)	(0.73)	0.00	(1.18)	9.54	22.20	5,873	0.76	0.76	0.75	0.75	0.67	169
03/31/2013	8.38	0.11	1.29	1.40	(0.34)	(0.59)	0.00	(0.93)	8.85	17.97	5,063	0.75	0.75	0.75	0.75	1.28	321
03/31/2012	8.67	0.06	0.54	0.60	(0.40)	(0.49)	0.00	(0.89)	8.38	8.17	3,378	0.75	0.75	0.75	0.75	0.73	404
03/31/2011	8.05	0.10	1.26	1.36	(0.74)	0.00	0.00	(0.74)	8.67	18.30	3,355	0.75	0.75	0.75	0.75	1.23	225
Class D
03/31/2015	9.45	0.02	1.15	1.17	(0.00)^	(1.68)	0.00	(1.68)	8.94	12.98	34,278	0.90	0.90	0.90	0.90	0.18	169
03/31/2014	8.77	0.05	1.80	1.85	(0.44)	(0.73)	0.00	(1.17)	9.45	22.09	23,073	0.91	0.91	0.90	0.90	0.54	169
03/31/2013	8.28	0.07	1.26	1.33	(0.25)	(0.59)	0.00	(0.84)	8.77	17.27	22,003	0.90	0.90	0.90	0.90	0.86	321
03/31/2012	8.57	0.05	0.53	0.58	(0.38)	(0.49)	0.00	(0.87)	8.28	8.07	6,953	0.90	0.90	0.90	0.90	0.57	404
03/31/2011	7.97	0.08	1.25	1.33	(0.73)	0.00	0.00	(0.73)	8.57	18.11	11,501	0.90	0.90	0.90	0.90	1.02	225
Class A
03/31/2015	9.49	0.02	1.15	1.17	(0.00)^	(1.68)	0.00	(1.68)	8.98	12.89	237,176	0.90	0.90	0.90	0.90	0.16	169
03/31/2014	8.81	0.05	1.80	1.85	(0.44)	(0.73)	0.00	(1.17)	9.49	22.06	212,884	0.91	0.91	0.90	0.90	0.51	169
03/31/2013	8.31	0.07	1.28	1.35	(0.26)	(0.59)	0.00	(0.85)	8.81	17.37	110,928	0.90	0.90	0.90	0.90	0.85	321
03/31/2012	8.61	0.05	0.52	0.57	(0.38)	(0.49)	0.00	(0.87)	8.31	7.96	82,266	0.90	0.90	0.90	0.90	0.59	404
03/31/2011	8.00	0.08	1.26	1.34	(0.73)	0.00	0.00	(0.73)	8.61	18.13	83,042	0.90	0.90	0.90	0.90	1.07	225
Class C
03/31/2015	9.20	(0.03)	1.12	1.09	(0.00)^	(1.68)	0.00	(1.68)	8.61	12.36	147,403	1.40	1.40	1.40	1.40	(0.34)	169
03/31/2014	8.58	0.00	1.76	1.76	(0.41)	(0.73)	0.00	(1.14)	9.20	21.50	125,863	1.41	1.41	1.40	1.40	(0.01)	169
03/31/2013	8.07	0.03	1.24	1.27	(0.17)	(0.59)	0.00	(0.76)	8.58	16.77	59,874	1.40	1.40	1.40	1.40	0.35	321
03/31/2012	8.39	0.01	0.51	0.52	(0.35)	(0.49)	0.00	(0.84)	8.07	7.44	49,695	1.40	1.40	1.40	1.40	0.08	404
03/31/2011	7.81	0.04	1.23	1.27	(0.69)	0.00	0.00	(0.69)	8.39	17.65	52,092	1.40	1.40	1.40	1.40	0.58	225
Class R
03/31/2015	9.71	(0.01)	1.20	1.19	(0.00)^	(1.68)	0.00	(1.68)	9.22	12.77	14,200	1.15	1.15	1.15	1.15	(0.07)	169
03/31/2014	8.99	0.02	1.85	1.87	(0.42)	(0.73)	0.00	(1.15)	9.71	21.77	8,497	1.16	1.16	1.15	1.15	0.26	169
03/31/2013	8.49	0.05	1.29	1.34	(0.25)	(0.59)	0.00	(0.84)	8.99	16.91	6,923	1.15	1.15	1.15	1.15	0.61	321
03/31/2012	8.76	0.03	0.56	0.59	(0.37)	(0.49)	0.00	(0.86)	8.49	7.96	2,313	1.15	1.15	1.15	1.15	0.34	404
03/31/2011	8.13	0.07	1.27	1.34	(0.71)	0.00	0.00	(0.71)	8.76	17.79	2,332	1.15	1.15	1.15	1.15	0.83	225
Please see footnotes on last page of financial highlights.

July 31, 2015 (as supplemented November 16, 2015) | PROSPECTUS	123

Prospectus

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)		Net Realized/ Unrealized Gain (Loss)	Net Increase (Decrease) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Waivers	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
Institutional Class
03/31/2015	$8.01	$0.14		$1.13	$1.27	$(1.04)	$0.00	$0.00	$(1.04)	$8.24	16.90%	$518,997	0.75%	0.75%	0.75%	0.75%	1.73%	814%
03/31/2014	7.51	0.05		0.89	0.94	(0.42)	(0.02)	0.00	(0.44)	8.01	12.97	292,684	0.76	0.76	0.75	0.75	0.66	733
03/31/2013	6.76	0.08		1.44	1.52	(0.66)	(0.11)	0.00	(0.77)	7.51	24.04	279,791	0.76	0.76	0.75	0.75	1.18	510
03/31/2012	7.41	0.17		(0.31)	(0.14)	(0.41)	(0.10)	0.00	(0.51)	6.76	(1.62)	111,595	0.76	0.76	0.75	0.75	2.63	896
03/31/2011	9.32	0.27		0.45	0.72	(2.63)	0.00	0.00	(2.63)	7.41	8.75	125,963	0.76	0.76	0.75	0.75	3.10	1,051
Class P
03/31/2015	7.96	0.10		1.16	1.26	(1.03)	0.00	0.00	(1.03)	8.19	16.97	250,350	0.85	0.85	0.85	0.85	1.28	814
03/31/2014	7.47	0.05		0.88	0.93	(0.42)	(0.02)	0.00	(0.44)	7.96	12.86	36,840	0.86	0.86	0.85	0.85	0.67	733
03/31/2013	6.75	0.02		1.49	1.51	(0.68)	(0.11)	0.00	(0.79)	7.47	23.94	7,591	0.86	0.86	0.85	0.85	0.33	510
03/09/2012 - 03/31/2012	6.88	0.01		(0.03)	(0.02)	(0.11)	0.00	0.00	(0.11)	6.75	(0.23)	10	0.86 *	0.86 *	0.85 *	0.85 *	2.39 *	896
Class D
03/31/2015	7.74	0.10		1.10	1.20	(1.01)	0.00	0.00	(1.01)	7.93	16.65	390,605	1.15	1.15	1.15	1.15	1.33	814
03/31/2014	7.28	0.02		0.85	0.87	(0.39)	(0.02)	0.00	(0.41)	7.74	12.38	152,212	1.16	1.16	1.15	1.15	0.23	733
03/31/2013	6.58	0.02		1.44	1.46	(0.65)	(0.11)	0.00	(0.76)	7.28	23.65	193,252	1.16	1.16	1.15	1.15	0.28	510
03/31/2012	7.24	0.15		(0.31)	(0.16)	(0.40)	(0.10)	0.00	(0.50)	6.58	(1.97)	14,524	1.16	1.16	1.15	1.15	2.28	896
03/31/2011	9.16	0.24		0.43	0.67	(2.59)	0.00	0.00	(2.59)	7.24	8.31	34,149	1.16	1.16	1.15	1.15	2.79	1,051
Class A
03/31/2015	7.73	0.11		1.09	1.20	(1.01)	0.00	0.00	(1.01)	7.92	16.63	338,576	1.15	1.15	1.15	1.15	1.37	814
03/31/2014	7.28	0.03		0.84	0.87	(0.40)	(0.02)	0.00	(0.42)	7.73	12.36	167,561	1.16	1.16	1.15	1.15	0.35	733
03/31/2013	6.57	0.04		1.42	1.46	(0.64)	(0.11)	0.00	(0.75)	7.28	23.67	63,609	1.16	1.16	1.15	1.15	0.56	510
03/31/2012	7.23	0.15		(0.31)	(0.16)	(0.40)	(0.10)	0.00	(0.50)	6.57	(1.95)	12,271	1.16	1.16	1.15	1.15	2.29	896
03/31/2011	9.17	0.24		0.42	0.66	(2.60)	0.00	0.00	(2.60)	7.23	8.23	24,117	1.16	1.16	1.15	1.15	2.84	1,051
Class C
03/31/2015	7.32	0.05		1.03	1.08	(0.97)	0.00	0.00	(0.97)	7.43	15.75	130,680	1.90	1.90	1.90	1.90	0.64	814
03/31/2014	6.92	(0.03)		0.81	0.78	(0.36)	(0.02)	0.00	(0.38)	7.32	11.71	69,838	1.91	1.91	1.90	1.90	(0.37)	733
03/31/2013	6.26	(0.00	)^	1.33	1.33	(0.56)	(0.11)	0.00	(0.67)	6.92	22.61	18,589	1.91	1.91	1.90	1.90	(0.07)	510
03/31/2012	6.95	0.10		(0.31)	(0.21)	(0.38)	(0.10)	0.00	(0.48)	6.26	(2.80)	5,042	1.91	1.91	1.90	1.90	1.53	896
03/31/2011	8.91	0.17		0.42	0.59	(2.55)	0.00	0.00	(2.55)	6.95	7.56	9,754	1.91	1.91	1.90	1.90	2.11	1,051
PIMCO StocksPLUS® International Fund (Unhedged)
Institutional Class
03/31/2015	$6.91	$0.07		$(0.09)	$(0.02)	$(0.36)	$(0.03)	$0.00	$(0.39)	$6.50	(0.27)%	$1,057,333	0.64%	0.64%	0.64%	0.64%	1.01%	449%
03/31/2014	6.77	0.08		0.98	1.06	(0.76)	(0.16)	0.00	(0.92)	6.91	16.21	1,291,476	0.64	0.64	0.64	0.64	1.08	395
03/31/2013	6.17	0.10		1.05	1.15	(0.49)	(0.06)	0.00	(0.55)	6.77	19.02	1,112,067	0.65	0.65	0.64	0.64	1.59	574
03/31/2012	6.64	0.11		(0.33)	(0.22)	(0.25)	0.00	0.00	(0.25)	6.17	(2.95)	909,672	0.64	0.64	0.64	0.64	1.83	778
03/31/2011	6.40	0.12		0.84	0.96	(0.65)	(0.07)	0.00	(0.72)	6.64	15.90	395,385	0.65	0.65	0.64	0.64	1.78	427
Class P
03/31/2015	6.93	0.06		(0.09)	(0.03)	(0.35)	(0.03)	0.00	(0.38)	6.52	(0.39)	10,654	0.74	0.74	0.74	0.74	0.90	449
03/31/2014	6.79	0.07		0.97	1.04	(0.74)	(0.16)	0.00	(0.90)	6.93	15.90	9,763	0.74	0.74	0.74	0.74	0.93	395
03/31/2013	6.19	0.10		1.06	1.16	(0.50)	(0.06)	0.00	(0.56)	6.79	19.13	13,272	0.75	0.75	0.74	0.74	1.47	574
03/31/2012	6.67	0.11		(0.35)	(0.24)	(0.24)	0.00	0.00	(0.24)	6.19	(3.17)	2,906	0.74	0.74	0.74	0.74	1.73	778
03/31/2011	6.40	0.11		0.86	0.97	(0.63)	(0.07)	0.00	(0.70)	6.67	16.04	113	0.75	0.75	0.74	0.74	1.80	427
Administrative Class
03/31/2015	6.83	0.05		(0.09)	(0.04)	(0.34)	(0.03)	0.00	(0.37)	6.42	(0.48)	3,791	0.89	0.89	0.89	0.89	0.72	449
03/31/2014	6.71	0.06		0.97	1.03	(0.75)	(0.16)	0.00	(0.91)	6.83	15.84	2,555	0.89	0.89	0.89	0.89	0.82	395
03/31/2013	6.13	0.08		1.09	1.17	(0.53)	(0.06)	0.00	(0.59)	6.71	19.64	1,349	0.90	0.90	0.89	0.89	1.21	574
03/31/2012	6.61	0.10		(0.34)	(0.24)	(0.24)	0.00	0.00	(0.24)	6.13	(3.32)	11	0.89	0.89	0.89	0.89	1.58	778
03/31/2011	6.37	0.10		0.85	0.95	(0.64)	(0.07)	0.00	(0.71)	6.61	15.75	11	0.90	0.90	0.89	0.89	1.60	427
Class D
03/31/2015	6.81	0.04		(0.09)	(0.05)	(0.33)	(0.03)	0.00	(0.36)	6.40	(0.64)	35,325	1.04	1.04	1.04	1.04	0.61	449
03/31/2014	6.70	0.05		0.96	1.01	(0.74)	(0.16)	0.00	(0.90)	6.81	15.54	31,920	1.04	1.04	1.04	1.04	0.68	395
03/31/2013	6.10	0.07		1.04	1.11	(0.45)	(0.06)	0.00	(0.51)	6.70	18.66	25,444	1.05	1.05	1.04	1.04	1.17	574
03/31/2012	6.57	0.09		(0.33)	(0.24)	(0.23)	0.00	0.00	(0.23)	6.10	(3.25)	18,507	1.04	1.04	1.04	1.04	1.49	778
03/31/2011	6.32	0.09		0.85	0.94	(0.62)	(0.07)	0.00	(0.69)	6.57	15.58	3,294	1.05	1.05	1.04	1.04	1.40	427
Class A
03/31/2015	6.78	0.04		(0.09)	(0.05)	(0.33)	(0.03)	0.00	(0.36)	6.37	(0.68)	22,836	1.04	1.04	1.04	1.04	0.63	449
03/31/2014	6.68	0.04		0.96	1.00	(0.74)	(0.16)	0.00	(0.90)	6.78	15.53	30,278	1.04	1.04	1.04	1.04	0.65	395
03/31/2013	6.08	0.07		1.04	1.11	(0.45)	(0.06)	0.00	(0.51)	6.68	18.69	13,652	1.05	1.05	1.04	1.04	1.17	574
03/31/2012	6.56	0.09		(0.34)	(0.25)	(0.23)	0.00	0.00	(0.23)	6.08	(3.45)	5,718	1.04	1.04	1.04	1.04	1.43	778
03/31/2011	6.33	0.09		0.84	0.93	(0.63)	(0.07)	0.00	(0.70)	6.56	15.49	5,090	1.05	1.05	1.04	1.04	1.53	427

Please see footnotes on last page of financial highlights.

July 31, 2015 (as supplemented November 16, 2015) | PROSPECTUS	125

Prospectus

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)		Net Realized/ Unrealized Gain (Loss)	Net Increase (Decrease) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Class C
03/31/2015	6.59	(0.01)		(0.08)	(0.09)	(0.29)	(0.03)	0.00	(0.32)	6.18	(1.40)	7,958	1.79		1.79		1.79		1.79		(0.13)	449
03/31/2014	6.53	(0.01)		0.94	0.93	(0.71)	(0.16)	0.00	(0.87)	6.59	14.68	9,414	1.79		1.79		1.79		1.79		(0.09)	395
03/31/2013	5.93	0.03		1.00	1.03	(0.37)	(0.06)	0.00	(0.43)	6.53	17.78	4,276	1.80		1.80		1.79		1.79		0.45	574
03/31/2012	6.42	0.04		(0.33)	(0.29)	(0.20)	0.00	0.00	(0.20)	5.93	(4.18)	2,105	1.79		1.79		1.79		1.79		0.71	778
03/31/2011	6.22	0.04		0.83	0.87	(0.60)	(0.07)	0.00	(0.67)	6.42	14.70	1,039	1.80		1.80		1.79		1.79		0.72	427
PIMCO StocksPLUS® Long Duration Fund
Institutional Class
03/31/2015	$7.24	$0.27		$1.73	$2.00	$(0.40)	$(1.28)	$0.00	$(1.68)	$7.56	29.07%	$637,302	0.61%		0.61%		0.59%		0.59%		3.50%	91%
03/31/2014	8.84	0.29		0.97	1.26	(0.61)	(2.25)	0.00	(2.86)	7.24	18.06	559,898	0.59		0.59		0.59		0.59		3.47	73
03/31/2013	8.14	0.28		1.68	1.96	(0.41)	(0.85)	0.00	(1.26)	8.84	25.55	886,610	0.60		0.60		0.59		0.59		3.19	52
03/31/2012	7.01	0.29		1.49	1.78	(0.19)	(0.46)	0.00	(0.65)	8.14	26.51	524,448	0.59		0.59		0.59		0.59		3.93	276
03/31/2011	8.17	0.34		1.48	1.82	(0.77)	(2.21)	0.00	(2.98)	7.01	25.78	491,002	0.60		0.60		0.59		0.59		4.24	339
PIMCO StocksPLUS® Short Fund
Institutional Class
03/31/2015	$2.67	$0.03		$(0.33)	$(0.30)	$(0.03)	$0.00	$0.00	$(0.03)	$2.34	(11.23)%	$3,443,366	0.64%		0.64%		0.64%		0.64%		1.32%	403%
03/31/2014	3.34	0.04		(0.65)	(0.61)	(0.06)	0.00	0.00	(0.06)	2.67	(18.36)	5,093,625	0.64		0.64		0.64		0.64		1.25	364
03/31/2013	3.65	0.06		(0.31)	(0.25)	(0.06)	0.00	0.00	(0.06)	3.34	(7.05)	5,959,231	0.65		0.65		0.64		0.64		1.74	297
03/31/2012	4.13	0.10		(0.46)	(0.36)	(0.12)	0.00	0.00	(0.12)	3.65	(8.92)	1,454,709	0.66		0.66		0.64		0.64		2.40	635
03/31/2011	4.66	0.08		(0.55)	(0.47)	(0.06)	0.00	0.00	(0.06)	4.13	(10.22)	1,308,042	0.66	(b)	0.66	(b)	0.66	(b)	0.66	(b)	1.79	483
Class P
03/31/2015	2.68	0.03		(0.34)	(0.31)	(0.03)	0.00	0.00	(0.03)	2.34	(11.64)	48,356	0.74		0.74		0.74		0.74		1.19	403
03/31/2014	3.34	0.03		(0.63)	(0.60)	(0.06)	0.00	0.00	(0.06)	2.68	(18.16)	45,285	0.74		0.74		0.74		0.74		1.15	364
03/31/2013	3.64	0.06		(0.31)	(0.25)	(0.05)	0.00	0.00	(0.05)	3.34	(7.08)	82,363	0.75		0.75		0.74		0.74		1.71	297
03/31/2012	4.13	0.10		(0.47)	(0.37)	(0.12)	0.00	0.00	(0.12)	3.64	(9.17)	38,120	0.76		0.76		0.74		0.74		2.46	635
03/31/2011	4.66	0.10		(0.57)	(0.47)	(0.06)	0.00	0.00	(0.06)	4.13	(10.22)	10,955	0.76	(b)	0.76	(b)	0.76	(b)	0.76	(b)	2.28	483
Class D
03/31/2015	2.60	0.02		(0.32)	(0.30)	(0.02)	0.00	0.00	(0.02)	2.28	(11.51)	35,004	1.04		1.04		1.04		1.04		0.92	403
03/31/2014	3.25	0.02		(0.62)	(0.60)	(0.05)	0.00	0.00	(0.05)	2.60	(18.59)	52,114	1.04		1.04		1.04		1.04		0.85	364
03/31/2013	3.54	0.05		(0.31)	(0.26)	(0.03)	0.00	0.00	(0.03)	3.25	(7.46)	76,016	1.05		1.05		1.04		1.04		1.48	297
03/31/2012	4.01	0.09		(0.45)	(0.36)	(0.11)	0.00	0.00	(0.11)	3.54	(9.26)	70,353	1.06		1.06		1.04		1.04		2.15	635
03/31/2011	4.53	0.06		(0.53)	(0.47)	(0.05)	0.00	0.00	(0.05)	4.01	(10.50)	78,865	1.06	(b)	1.06	(b)	1.06	(b)	1.06	(b)	1.27	483
Class A
03/31/2015	2.61	0.02		(0.32)	(0.30)	(0.02)	0.00	0.00	(0.02)	2.29	(11.54)	31,809	1.04		1.04		1.04		1.04		0.96	403
03/31/2014	3.25	0.02		(0.61)	(0.59)	(0.05)	0.00	0.00	(0.05)	2.61	(18.33)	67,670	1.04		1.04		1.04		1.04		0.85	364
03/31/2013	3.54	0.05		(0.31)	(0.26)	(0.03)	0.00	0.00	(0.03)	3.25	(7.55)	143,603	1.05		1.05		1.04		1.04		1.50	297
03/31/2012	4.01	0.09		(0.45)	(0.36)	(0.11)	0.00	0.00	(0.11)	3.54	(9.27)	145,473	1.06		1.06		1.04		1.04		2.12	635
03/31/2011	4.53	0.06		(0.53)	(0.47)	(0.05)	0.00	0.00	(0.05)	4.01	(10.49)	177,651	1.06	(b)	1.06	(b)	1.06	(b)	1.06	(b)	1.34	483
Class C
03/31/2015	2.54	0.00	^	(0.32)	(0.32)	(0.01)	0.00	0.00	(0.01)	2.21	(12.57)	18,165	1.79		1.79		1.79		1.79		0.16	403
03/31/2014	3.17	0.00	^	(0.60)	(0.60)	(0.03)	0.00	0.00	(0.03)	2.54	(18.96)	22,645	1.79		1.79		1.79		1.79		0.10	364
03/31/2013	3.46	0.03		(0.31)	(0.28)	(0.01)	0.00	0.00	(0.01)	3.17	(8.07)	27,676	1.80		1.80		1.79		1.79		0.72	297
03/31/2012	3.93	0.05		(0.43)	(0.38)	(0.09)	0.00	0.00	(0.09)	3.46	(9.94)	27,889	1.81		1.81		1.79		1.79		1.37	635
03/31/2011	4.46	0.03		(0.53)	(0.50)	(0.03)	0.00	0.00	(0.03)	3.93	(11.30)	26,572	1.81	(b)	1.81	(b)	1.81	(b)	1.81	(b)	0.58	483
PIMCO StocksPLUS® Small Fund
Institutional Class
03/31/2015	$9.85	$0.08		$0.82	$0.90	$(0.42)	$(0.73)	$0.00	$(1.15)	$9.60	9.93%	$288,036	0.70%		0.70%		0.69%		0.69%		0.86%	434%
03/31/2014	9.03	0.07		1.98	2.05	(0.58)	(0.65)	0.00	(1.23)	9.85	23.47	292,658	0.69		0.69		0.69		0.69		0.70	428
03/31/2013	7.77	0.13		1.76	1.89	(0.63)	0.00	0.00	(0.63)	9.03	25.60	316,979	0.69		0.69		0.69		0.69		1.63	566
03/31/2012	8.10	0.15		(0.10)	0.05	(0.38)	0.00	0.00	(0.38)	7.77	1.17	171,799	0.69		0.69		0.69		0.69		2.10	666
03/31/2011	6.97	0.14		2.21	2.35	(1.22)	0.00	0.00	(1.22)	8.10	35.77	201,665	0.71		0.71		0.69		0.69		1.94	571
Class P
03/31/2015	9.81	0.07		0.81	0.88	(0.42)	(0.73)	0.00	(1.15)	9.54	9.71	212,756	0.80		0.80		0.79		0.79		0.73	434
03/31/2014	8.99	0.06		1.98	2.04	(0.57)	(0.65)	0.00	(1.22)	9.81	23.55	123,335	0.79		0.79		0.79		0.79		0.59	428
03/31/2013	7.76	0.12		1.75	1.87	(0.64)	0.00	0.00	(0.64)	8.99	25.34	58,393	0.79		0.79		0.79		0.79		1.45	566
03/31/2012	8.09	0.17		(0.13)	0.04	(0.37)	0.00	0.00	(0.37)	7.76	1.04	5,348	0.79		0.79		0.79		0.79		2.32	666
03/31/2011	6.97	0.13		2.20	2.33	(1.21)	0.00	0.00	(1.21)	8.09	35.41	2,234	0.81		0.81		0.79		0.79		1.75	571
Administrative Class
06/30/2014-03/31/2015	10.15	0.03		0.56	0.59	(0.42)	(0.73)	0.00	(1.15)	9.59	6.51	965	0.95	*	0.95	*	0.94	*	0.94	*	0.40 *	434

Please see footnotes on last page of financial highlights.

July 31, 2015 (as supplemented November 16, 2015) | PROSPECTUS	127

Prospectus

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Net Increase (Decrease) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Waivers	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Class D
03/31/2015	9.68	0.04	0.81	0.85	(0.40)	(0.73)	0.00	(1.13)	9.40	9.56	351,663	1.10	1.10	1.09	1.09	0.47	434
03/31/2014	8.90	0.03	1.95	1.98	(0.55)	(0.65)	0.00	(1.20)	9.68	23.05	408,790	1.09	1.09	1.09	1.09	0.29	428
03/31/2013	7.66	0.10	1.73	1.83	(0.59)	0.00	0.00	(0.59)	8.90	25.00	255,795	1.09	1.09	1.09	1.09	1.21	566
03/31/2012	7.98	0.14	(0.11)	0.03	(0.35)	0.00	0.00	(0.35)	7.66	0.94	95,341	1.09	1.09	1.09	1.09	1.89	666
03/31/2011	6.91	0.12	2.17	2.29	(1.22)	0.00	0.00	(1.22)	7.98	35.09	106,387	1.13	1.13	1.09	1.09	1.59	571
Class A
03/31/2015	9.73	0.04	0.81	0.85	(0.40)	(0.73)	0.00	(1.13)	9.45	9.50	370,199	1.10	1.10	1.09	1.09	0.47	434
03/31/2014	8.94	0.03	1.97	2.00	(0.56)	(0.65)	0.00	(1.21)	9.73	23.10	456,429	1.09	1.09	1.09	1.09	0.28	428
03/31/2013	7.69	0.10	1.74	1.84	(0.59)	0.00	0.00	(0.59)	8.94	25.04	175,145	1.09	1.09	1.09	1.09	1.21	566
03/31/2012	8.03	0.14	(0.13)	0.01	(0.35)	0.00	0.00	(0.35)	7.69	0.71	54,972	1.09	1.09	1.09	1.09	1.87	666
03/31/2011	6.93	0.12	2.19	2.31	(1.21)	0.00	0.00	(1.21)	8.03	35.30	63,897	1.13	1.13	1.09	1.09	1.64	571
Class C
03/31/2015	9.27	(0.03)	0.76	0.73	(0.38)	(0.73)	0.00	(1.11)	8.89	8.62	170,988	1.85	1.85	1.84	1.84	(0.29)	434
03/31/2014	8.59	(0.04)	1.88	1.84	(0.51)	(0.65)	0.00	(1.16)	9.27	22.19	164,980	1.84	1.84	1.84	1.84	(0.46)	428
03/31/2013	7.37	0.04	1.67	1.71	(0.49)	0.00	0.00	(0.49)	8.59	24.20	61,217	1.84	1.84	1.84	1.84	0.48	566
03/31/2012	7.72	0.08	(0.12)	(0.04)	(0.31)	0.00	0.00	(0.31)	7.37	(0.07)	22,989	1.84	1.84	1.84	1.84	1.11	666
03/31/2011	6.73	0.06	2.12	2.18	(1.19)	0.00	0.00	(1.19)	7.72	34.24	19,329	1.88	1.88	1.84	1.84	0.89	571

*	Annualized
^	Reflects an amount rounding to less than one cent.
†	Reflects an amount less than 0.005%.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2013, the Class's supervisory and administrative fee was decreased by 0.10% to an annual rate of 0.30%.
(c)	Effective October 1, 2013, the Class's supervisory and administrative fee was decreased by 0.10% to an annual rate of 0.40%.
(d)	Effective October 1, 2013, the Class's supervisory and administrative fee was decreased by 0.10% to an annual rate of 0.45%.
(e)	Effective October 1, 2013, the Fund's advisory fee was decreased by 0.02% to an annual rate of 0.57%.
(f)

Includes reimbursement by Adviser. See Note 9 in the Notes to Financial Statements. Excluding such reimbursement, the Total Return would have be en (0.96)% for the Institutional
Class, (1.10)% for Class P, (1.13)% for Class D, (1.18)% for Class A, and (1.37)% for Class C.

July 31, 2015 (as supplemented November 16, 2015) | PROSPECTUS	129

PIMCO Funds

Appendix A
Description of Securities Ratings

The Fund's investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's, Standard & Poor's or Fitch, or, if unrated, determined by PIMCO to be of comparable quality). The percentage of the Fund's assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories, or if unrated deemed comparable by PIMCO.

Below Investment Grade High Yield Securities ("Junk Bonds"), are those rated lower than Baa by Moody's, BBB by Standard & Poor's or Fitch, and comparable securities. They are deemed predominantly speculative with respect to the issuer's ability to repay principal and interest.

The following is a description of Moody's, Standard & Poor's and Fitch's rating categories applicable to fixed income securities.

Moody's Investors Service, Inc.

Long-Term Corporate Obligation Ratings
Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody's Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Medium-Term Note Program Ratings

Moody's assigns provisional ratings to medium-term note (MTN) programs and definitive ratings to the individual debt securities issued from them (referred to as drawdowns or notes).

MTN program ratings are intended to reflect the ratings likely to be assigned to drawdowns issued from the program with the specified priority of claim (e.g. senior or subordinated). To capture the contingent nature of a program rating, Moody's assigns provisional ratings to MTN programs. A provisional rating is denoted by a (P) in front of the rating.

The rating assigned to a drawdown from a rated MTN or bank/deposit note program is definitive in nature, and may differ from the program rating if the drawdown is exposed to additional credit risks besides the issuer's default, such as links to the defaults of other issuers, or has other structural features that warrant a different rating. In some circumstances, no rating may be assigned to a drawdown.

Moody's encourages market participants to contact Moody's Ratings Desks or visit www.moodys.com directly if they have questions regarding ratings for specific notes issued under a medium-term note program. Unrated notes issued under an MTN program may be assigned an NR (not rated) symbol.

Short-Term Ratings
Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

National Scale Long-Term Ratings

Moody's long-term National Scale Ratings (NSRs) are opinions of the relative creditworthiness of issuers and financial obligations within a particular country. NSRs are not designed to be compared among countries; rather, they address relative credit risk within a given country. Moody's assigns national scale ratings in certain local capital markets in which investors have found the global rating scale provides inadequate differentiation among credits or is inconsistent with a rating scale already in common use in the country. In each specific country, the last two characters

A-1	PROSPECTUS | PIMCO FUNDS

Prospectus

of the rating indicate the country in which the issuer is located (e.g., Aaa.br for Brazil).

Aaa.n: Issuers or issues rated Aaa.n demonstrate the strongest creditworthiness relative to other domestic issuers.

Aa.n: Issuers or issues rated Aa.n demonstrate very strong creditworthiness relative to other domestic issuers.

A.n: Issuers or issues rated A.n present above-average creditworthiness relative to other domestic issuers.

Baa.n: Issuers or issues rated Baa.n represent average creditworthiness relative to other domestic issuers.

Ba.n: Issuers or issues rated Ba.n demonstrate below-average creditworthiness relative to other domestic issuers.

B.n: Issuers or issues rated B.n demonstrate weak creditworthiness relative to other domestic issuers.

Caa.n: Issuers or issues rated Caa.n demonstrate very weak creditworthiness relative to other domestic issuers.

Ca.n: Issuers or issues rated Ca.n demonstrate extremely weak creditworthiness relative to other domestic issuers.

C.n: Issuers or issues rated C.n demonstrate the weakest creditworthiness relative to other domestic issuers.

Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. National scale long-term ratings of D.ar and E.ar may also be applied to Argentine obligations.

National Scale Short-Term Ratings
Moody's short-term NSRs are opinions of the ability of issuers in a given country, relative to other domestic issuers, to repay debt obligations that have an original maturity not exceeding one year. Short-term NSRs in one country should not be compared with short-term NSRs in another country, or with Moody's global ratings.

There are four categories of short-term national scale ratings, generically denoted N-1 through N-4 as defined below.

In each specific country, the first two letters indicate the country in which the issuer is located (e.g., BR-1 through BR-4 for Brazil).

N-1: Issuers rated N-1 have the strongest ability to repay short-term senior unsecured debt obligations relative to other domestic issuers.

N-2: Issuers rated N-2 have an above average ability to repay short-term senior unsecured debt obligations relative to other domestic issuers.

N-3: Issuers rated N-3 have an average ability to repay short-term senior unsecured debt obligations relative to other domestic issuers.

N-4: Issuers rated N-4 have a below average ability to repay short-term senior unsecured debt obligations relative to other domestic issuers.

The short-term rating symbols P-1.za, P-2.za, P-3.za and NP.za are used in South Africa. National scale short-term ratings of AR-5 and AR-6 may also be applied to Argentine obligations.

US Municipal Short-Term Debt and Demand Obligation Ratings
Short-Term Obligation Ratings
There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels—MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings
In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long- or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of risk associated with the ability to receive purchase price upon demand ("demand feature"). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale.

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

July 31, 2015 (as supplemented November 16, 2015) | PROSPECTUS	A-2

PIMCO Funds

Standard & Poor's Ratings Services

Long-Term Issue Credit Ratings
Issue credit ratings are based, in varying degrees, on Standard & Poor's analysis of the following considerations:

■

Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

■

Nature of and provisions of the obligation and the promise Standard & Poor's imputes;

■

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

Investment Grade
AAA: An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Speculative Grade
Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated 'CC' is currently highly vulnerable to nonpayment. The 'CC' rating is used when a default has not yet occurred, but Standard & Poor's expects default to be a virtual certainty, regardless of the anticipated time to default.

C: An obligation rated 'C' is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D: An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor's believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Plus (+) or minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Short-Term Issue Credit Ratings
A-1: A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C: A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic

A-3	PROSPECTUS | PIMCO FUNDS

Prospectus

conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor's believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

Dual Ratings: Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, 'AAA/A-1+' or 'A-1+/A-1'). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, 'SP-1+/A-1+').

Active Qualifiers
Standard & Poor's uses five qualifiers that limit the scope of a rating. The structure of the transaction can require the use of a qualifier such as a 'p' qualifier, which indicates the rating addressed the principal portion of the obligation only. Likewise, the qualifier can indicate a limitation on the type of information used, such as "pi" for public information. A qualifier appears as a suffix and is part of the rating.

L: Ratings qualified with 'L' apply only to amounts invested up to federal deposit insurance limits.

p: This suffix is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The 'p' suffix indicates that the rating addresses the principal portion of the obligation only and that the interest is not rated.

pi: Ratings with a 'pi' suffix are based on an analysis of an issuer's published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer's management and therefore may be based on less comprehensive information than ratings without a 'pi' suffix. Ratings with a 'pi' suffix are reviewed annually based on a new year's financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer's credit quality.

prelim: Preliminary ratings, with the 'prelim' suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by Standard & Poor's of appropriate documentation. Standard & Poor's reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

■

Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

■

Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor's policies.

■

Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor's emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s).

■

Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in Standard & Poor's opinion, documentation is close to final. Preliminary ratings may also be assigned to the obligations of these entities.

■

Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, Standard & Poor's would likely withdraw these preliminary ratings.

■

A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

t: This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

Inactive Qualifiers (no longer applied or outstanding)
*:This symbol that indicated that the rating was contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c: This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer was lowered to below an investment-grade level and/or the issuer's bonds were deemed taxable. Discontinued use in January 2001.

G: The letter 'G' followed the rating symbol when a fund's portfolio consisted primarily of direct U.S. government securities.

pr: The letters 'pr' indicate that the rating was provisional. A provisional rating assumed the successful completion of a project financed by the debt being rated and indicates that payment of debt service requirements was largely or entirely dependent upon the successful, timely completion of the

July 31, 2015 (as supplemented November 16, 2015) | PROSPECTUS	A-4

PIMCO Funds

project. This rating, however, while addressing credit quality subsequent to completion of the project, made no comment on the likelihood of or the risk of default upon failure of such completion.

q: A 'q' subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

r: The 'r' modifier was assigned to securities containing extraordinary risks, particularly market risks, which are not covered in the credit rating. The absence of an 'r' modifier should not be taken as an indication that an obligation would not exhibit extraordinary non-credit related risks. Standard & Poor's discontinued the use of the 'r' modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Fitch Ratings

Long-Term Credit Ratings
Investment Grade
 AAA: Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. 'BBB' ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade
BB: Speculative. 'BB' ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly speculative. 'B' ratings indicate that material credit risk is present.

CCC: Substantial credit risk. 'CCC' ratings indicate that substantial credit risk is present.

CC: Very high levels of credit risk. 'CC' ratings indicate very high levels of credit risk.

C: Exceptionally high levels of credit risk. 'C' indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned 'RD' or 'D' ratings, but are instead rated in the 'B' to 'C' rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' obligation rating category, or to corporate finance obligation ratings in the categories below 'CCC.'

The subscript 'emr' is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

Recovery Ratings
Recovery Ratings are assigned to selected individual securities and obligations, most frequently for individual obligations of corporate issuers with Issuer Default Ratings (IDRs) in speculative grade categories.

Among the factors that affect recovery rates for securities are the collateral, the seniority relative to other obligations in the capital structure (where appropriate), and the expected value of the company or underlying collateral in distress.

The Recovery Rating scale is based upon the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following the liquidation or termination of the obligor or its associated collateral.

Recovery Ratings are an ordinal scale and do not attempt to precisely predict a given level of recovery. As a guideline in developing the rating assessments, the agency employs broad theoretical recovery bands in its ratings approach based on historical averages, but actual recoveries for a given security may deviate materially from historical averages.

RR1: Outstanding recovery prospects given default. 'RR1' rated securities have characteristics consistent with securities historically recovering 91%-100% of current principal and related interest.

RR2: Superior recovery prospects given default. 'RR2' rated securities have characteristics consistent with securities historically recovering 71%-90% of current principal and related interest.

RR3: Good recovery prospects given default. 'RR3' rated securities have characteristics consistent with securities historically recovering 51%-70% of current principal and related interest.

RR4: Average recovery prospects given default. 'RR4' rated securities have characteristics consistent with securities historically recovering 31%-50% of current principal and related interest.

RR5: Below average recovery prospects given default. 'RR5' rated securities have characteristics consistent with securities historically recovering 11%-30% of current principal and related interest.

RR6: Poor recovery prospects given default. 'RR6' rated securities have characteristics consistent with securities historically recovering 0%-10% of current principal and related interest.

Short-Term Credit Ratings A short-term issuer or obligation rating is based in all cases on the short- term vulnerability to default of the rated entity or security stream and

A-5	PROSPECTUS | PIMCO FUNDS

Prospectus

relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as "short term" based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

July 31, 2015 (as supplemented November 16, 2015) | PROSPECTUS	A-6

INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO, 650 Newport Center Drive, Newport Beach, CA 92660

DISTRIBUTOR

PIMCO Investments LLC, 1633 Broadway, New York, NY 10019

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania Avenue, Kansas City, MO 64105

TRANSFER AGENT

Boston Financial Data Services
Institutional Class, Class P, Administrative Class, Class D — 330 W. 9th Street, 5th Floor, Kansas City, MO 64105
Class A, Class C, Class R — P.O. Box 55060, Boston, MA 02205-5060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1100 Walnut Street, Suite 1300, Kansas City, MO 64106-2197

LEGAL COUNSEL

Dechert LLP, 1900 K Street N.W., Washington, DC 20006

For further information about the PIMCO Funds, call 888.87.PIMCO or visit our Web site at pimco.com/investments.

PIMCO FUNDS
650 Newport Center Drive
Newport Beach, CA 92660

The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

The SAI contains detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. You can get a free copy of the SAI.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 888.87.PIMCO (888.877.4626) or by writing to:

PIMCO Funds
650 Newport Center Drive
Newport Beach, CA 92660

Daily updates on the NAV of a Fund may be obtained by calling 1-888-87-PIMCO.

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 202.551.8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR Database on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1520, or by e-mailing your request to publicinfo@sec.gov.

You can also visit our web site at pimco.com/investments for additional information about the Funds, including the SAI and the annual and semi-annual reports, which are available for download free of charge.

Reference the Trust's Investment Company Act file number in your correspondence.

Investment Company Act File Number: 811-05028	PF0004_111615